AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2009.

1933 ACT FILE NO. 033-23166

1940 ACT FILE NO. 811-05624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D. C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 79	☒

AND/OR

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 80	☒

MORGAN STANLEY INSTITUTIONAL FUND, INC.

(Exact Name of Registrant as Specified in Charter)

522 FIFTH AVENUE
NEW YORK, NEW YORK 10036
(Address of Principal Executive Offices)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 296-6970

STEFANIE V. CHANG YU, ESQ.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

522 FIFTH AVENUE

NEW YORK, NEW YORK 10036

(Name and Address of Agent for Service)

COPY TO:

CARL FRISCHLING, ESQ. KRAMER LEVIN NAFTALIS & FRANKEL LLP 1177 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10036	STUART M. STRAUSS, ESQ. CLIFFORD CHANCE US LLP 31 WEST 52ND STREET NEW YORK, NEW YORK 10019

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☐   immediately upon filing pursuant to paragraph (b)

☒  on May 1, 2009 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a) (1)

☐   on (date) pursuant to paragraph (a) (1)

☐   75 days after filing pursuant to paragraph (a) (2)

☐   On (date) pursuant to paragraph (a) (2) of rule 485.

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund, Inc.

Non U.S. and Global Portfolios

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Equity Portfolio

International Small Cap Portfolio

May 1, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Active International
Allocation Portfolio

Objective

The Active International Allocation Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by the Adviser, Morgan Stanley Investment Management Inc., in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

Approach

The Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) dynamics/fundamental change; and (iii) market momentum/technicals.

Process

The Adviser's Active International Allocation team analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. The Adviser views each country and sector as a unique investment opportunity and evaluates factors such as valuation, growth, inflation, interest rates, corporate earnings growth, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The Adviser – on an ongoing basis – establishes the proportion or weighting for each country and sector (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index for investment by the Portfolio. The Adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. Within each country and/or sector, the Adviser will try to replicate, in the aggregate, the performance of a broad local market index by investing in "baskets" of common stocks and other equity securities. The Portfolio may invest in emerging market or developing countries and, with regard to such investments, may make global, regional and sector allocations to emerging markets, as well as allocations to specific emerging market or developing countries. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Portfolio may invest up to 10% of its net assets in foreign real estate companies.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in foreign countries, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, foreign equity securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S.

1

Active International
Allocation Portfolio (Cont'd)

economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes, such as gaining exposure to foreign markets.

Foreign real estate companies are similar to entities organized and operated as real estate investment trusts ("REITs") in the United States. Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Portfolio invests in foreign real estate companies.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I Share)

Commenced operations on January 17, 1992

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on January 17, 1992)
Return before Taxes	-39.25%	3.13%	1.94%
Return after Taxes on Distributions	-39.69%	2.33%	0.80%
Return after Taxes on Distributions and Sale of Portfolio Shares	-24.35%	2.77%	1.30%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	-43.38%	1.66%	0.80%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)[2]	-43.31%	1.26%	1.73%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-39.41%	2.86%	1.63%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	-43.38%	1.66%	0.80%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)[2]	-43.31%	1.26%	1.73%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

2  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper International Large-Cap Core Funds classification.

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Emerging Markets Portfolio

Objective

The Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser, Morgan Stanley Investment Management Inc., and Sub-Advisers, Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited (the "Sub-Advisers"), seek to maximize returns by investing primarily in growth-oriented equity securities in emerging markets. The Adviser's and Sub-Advisers' investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The Adviser's and Sub-Advisers' global strategists analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Advisers invest in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seeks to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Advisers emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Portfolio may invest up to 10% of its net assets in foreign real estate companies.

The Adviser and/or Sub-Advisers consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser and/or Sub-Advisers may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser and/or Sub-Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser and/or Sub-Advisers, may use derivatives for other purposes such as gaining exposure to foreign markets.

3

Emerging Markets Portfolio (Cont'd)

Foreign real estate companies are similar to entities organized and operated as REITs in the United States. Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Portfolio invests in foreign real estate companies.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on September 25, 1992

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on September 25, 1992)
Return before Taxes	-56.39%	7.30%	9.40%
Return after Taxes on Distributions	-56.97%	5.78%	8.57%
Return after Taxes on Distributions and Sale of Portfolio Shares	-35.65%	7.30%	8.91%
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)[1]	-53.33%	7.66%	9.05%
Lipper Emerging Markets Funds Index (reflects no deduction for taxes)[2]	-54.76%	6.30%	8.64%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-56.50%	7.03%	9.12%
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)[1]	-53.33%	7.66%	9.05%
Lipper Emerging Markets Funds Index (reflects no deduction for taxes)[2]	-54.76%	6.30%	8.64%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 23 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

2  The Lipper Emerging Markets Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Emerging Markets Funds classification.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Global Franchise Portfolio

Objective

The Global Franchise Portfolio seeks long-term capital appreciation.

Approach

The Portfolio's Sub-Advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Sub-Advisers emphasize individual stock selection and seek to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

Process

The Sub-Advisers seek to invest in companies that they believe have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Advisers' belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Advisers rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Sub-Advisers believe that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Sub-Advisers may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Advisers cannot guarantee that it will be practical

5

Global Franchise Portfolio (Cont'd)

to hedge these risks in certain markets or under particular conditions or that they will succeed in doing so.

The Portfolio may also invest in the equity securities of any size company. While the Sub-Advisers believe that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on November 28, 2001

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Since Inception
Class I (commenced operations on November 28, 2001)
Return before Taxes	-28.88%	3.83%	8.20%
Return after Taxes on Distributions	-29.91%	2.46%	7.17%
Return after Taxes on Distributions and Sale of Portfolio Shares	-17.59%	3.54%	7.38%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[1]	-40.71%	-0.51%	0.79%
Lipper Global Multi-Cap Core Funds Index (reflects no deduction for taxes)[2]	-36.70%	0.88%	2.02%
Class P (commenced operations on November 28, 2001)
Return before Taxes	-29.00%	3.57%	7.91%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[1]	-40.71%	-0.51%	0.79%
Lipper Global Multi-Cap Core Funds Index (reflects no deduction for taxes)[2]	-36.70%	0.88%	2.02%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

2  The Lipper Global Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Global Multi-Cap Core Funds classification.

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Global Value Equity Portfolio

The Board of Directors of the Fund has approved a proposed reorganization of the Global Value Equity Portfolio into the Global Franchise Portfolio. The proposed reorganization will be presented to stockholders of the Global Value Equity Portfolio for approval at a special meeting of stockholders. If the proposed reorganization is approved, the Global Value Equity Portfolio stockholders will receive shares of common stock of the Global Franchise Portfolio in exchange for their shares of the Global Value Equity Portfolio. Stockholders will receive the same class of shares of the Global Franchise Portfolio equal in value to their class of shares of the Global Value Equity Portfolio. Upon completion of the reorganization, the Global Value Equity Portfolio will dissolve pursuant to a plan of dissolution adopted by the Board.

Objective

The Global Value Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Approach

The Portfolio's Sub-Advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, seek to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which they believe are undervalued.

Process

The Sub-Advisers seek to invest in companies that they believe have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Advisers' belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Advisers rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Advisers believe that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a

7

Global Value Equity Portfolio (Cont'd)

country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Sub-Advisers may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that they will succeed in doing so.

The Portfolio may also invest in the equity securities of any size company. While the Sub-Advisers believe that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

The Portfolio's portfolio management team believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may consist of less holdings than a fund without such a specifically defined investment program. The Portfolio generally emphasizes a strategy that focuses on larger investments in a few select companies rather than smaller investments in a larger number of issuers. To the extent the Portfolio focuses its investments in this way, it may be subject to more risk than a less focused fund because changes affecting a single issuer may cause greater fluctuations in the value of the Portfolio's shares.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on July 15, 1992

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on July 15, 1992)
Return before Taxes	-41.82%	-1.88%	0.34%
Return after Taxes on Distributions	-42.70%	-3.11%	-1.22%
Return after Taxes on Distributions and Sale of Portfolio Shares	-26.33%	-1.16%	0.16%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[1]	-40.71%	-0.51%	-0.64%
Lipper Global Large-Cap Value Funds Median (reflects no deduction for taxes)[2]	-43.19%	-2.46%	0.30%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-41.98%	-2.14%	0.08%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[1]	-40.71%	-0.51%	-0.64%
Lipper Global Large-Cap Value Funds Median (reflects no deduction for taxes)[2]	-43.19%	-2.46%	0.30%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

2  The Lipper Global Large-Cap Value Funds Median tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Median, which is adjusted for capital gains distribution and income dividends, is unmanaged and should not be considered an investment. As of the date of this Prospectus, the Portfolio is in the Lipper Global Large-Cap Value Funds classification.

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

International Equity Portfolio

Objective

The International Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

Approach

The Portfolio's Sub-Advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the "Sub-Advisers"), seek to maintain a diversified portfolio of equity securities of non-U.S. issuers based on individual stock selection. The Sub-Advisers emphasize a bottom-up approach to investing that seeks to identify securities of issuers they believe are undervalued. The Sub-Advisers focus on developed markets, but they may invest in emerging markets.

Process

The Sub-Advisers select issuers from a universe comprised of approximately 1,200 companies in non-U.S. markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Advisers consider value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Advisers conduct a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities of non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of foreign issuers, may underperform relative to other sectors or the overall market. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Sub-Advisers may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Advisers cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that they will succeed in doing so.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

9

International Equity Portfolio (Cont'd)

Annual Total Returns (Class I)

Commenced operations on August 4, 1989

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on August 4, 1989)
Return before Taxes	-33.12%	2.82%	5.38%
Return after Taxes on Distributions	-34.38%	0.72%	3.49%
Return after Taxes on Distributions and Sale of Portfolio Shares	-19.84%	2.67%	4.41%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	-43.38%	1.66%	0.80%
Lipper International Large-Cap Value Funds Average (reflects no deduction for taxes)[2]	-43.78%	1.69%	3.31%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-33.21%	2.58%	5.14%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	-43.38%	1.66%	0.80%
Lipper International Large-Cap Value Funds Average (reflects no deduction for taxes)[2]	-43.78%	1.69%	3.31%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

2  The Lipper International Large-Cap Value Funds Average tracks the performance of all funds in the Lipper International Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. As of the date of this Prospectus, the Portfolio is in the Lipper International Large-Cap Value Funds classification.

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

International Growth Equity Portfolio

Objective

The International Growth Equity Portfolio seeks long-term capital appreciation, with a secondary objective of income.

The Portfolio's investment objective may be changed by the Fund's Board of Directors without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

Process

The Adviser generally seeks to identify securities of issuers that it believes share the following characteristics: (1) industry leaders in their country, their region or the world, (2) strong balance sheets, (3) market capitalization typically greater than $1 billion, (4) attractive price-to-earnings ratios compared with earnings growth potential (PEG ratio) and (5) attractive earnings momentum as measured by earnings estimates revisions. The Adviser generally considers selling a portfolio security when a security no longer fits the Portfolio's investment criteria or has had a substantial decline within the Adviser's quantitative rankings, or when a more attractive opportunity elsewhere in the market has been identified.

While a substantial portion of the Portfolio's assets generally are invested in the developed countries of Europe and the Far East, the Portfolio may invest up to 15% of its assets in securities of issuers in emerging market or developing countries. The Portfolio may invest up to 20% of its assets in debt securities issued or guaranteed by non-U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the Organization for Economic Co-operation and Development (OECD). The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts, structured investments and currency-related transactions involving options, futures contracts, forward contracts, swaps and contracts for difference ("CFDs") for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities of issuers from at least three different foreign countries. The Portfolio considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country. This policy may be changed without shareholder approval; however, you will be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located in countries other than the United States, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

11

International Growth Equity Portfolio (Cont'd)

The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

The Portfolio may invest in the equity securities of any size company. Investing in the securities of smaller companies involves greater risk and price volatility than investing in larger, more established firms.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on December 27, 2005

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Since Inception
Class I (commenced operations on December 27, 2005)
Return before Taxes	-48.70%	-9.08%
Return after Taxes on Distributions	-49.12%	-9.56%
Return after Taxes on Distributions and Sale of Portfolio Shares	-31.16%	-7.38%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	-43.38%	-7.45%
Lipper International Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-42.68%	-6.47%
Class P (commenced operations on December 27, 2005)
Return before Taxes	-48.82%	-9.30%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[1]	-43.38%	-7.45%
Lipper International Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-42.68%	-6.47%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

2  The Lipper International Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper International Large-Cap Growth Funds classification.

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

International Small Cap Portfolio

Objective

The International Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities of small non-U.S. companies.

Approach

The Portfolio's Sub-Adviser, Morgan Stanley Investment Management Limited, seeks to maintain a diversified portfolio of equity securities of small non-U.S. issuers based on individual stock selection. The Sub-Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of issuers it believes are undervalued.

Process

The Sub-Adviser selects issuers from a universe comprised of small cap companies (those with total market capitalizations of $5 billion or less) in non-U.S. markets, including emerging markets. The investment process is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product competitiveness, market positioning and industry structure. Meetings with senior company management are integral to the investment process. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding has reached its fair value target.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of non-U.S. small cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $5 billion or less. The market capitalization limit is subject to adjustment annually based upon the Sub-Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of small non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, equity securities of smaller foreign issuers, may underperform relative to other sectors or the overall market.

The risk of investing in equity securities is intensified in the case of the small cap companies in which the Portfolio invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Small cap companies may themselves be more vulnerable to economic or company specific problems.

13

International Small Cap
Portfolio (Cont'd)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Sub-Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on December 15, 1992

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on December 15, 1992)
Return before Taxes	-38.33%	1.51%	7.03%
Return after Taxes on Distributions	-39.01%	-0.81%	5.01%
Return after Taxes on Distributions and Sale of Portfolio Shares	-23.10%	2.30%	6.31%
MSCI EAFE Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	-47.01%	1.14%	3.72%
Lipper International Small/Mid-Cap Core Funds Index (reflects no deduction for taxes)[2]	-43.23%	2.79%	7.18%
Class P3 (commenced operations on October 21, 2008)
Return before Taxes	N/A	N/A	N/A
MSCI EAFE Small Cap Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	N/A	N/A	N/A
Lipper International Small/Mid-Cap Core Funds Index (reflects no deduction for taxes)[2]	N/A	N/A	N/A

Class A shares have been redesignated as Class I shares.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index is an unmanaged, market value weighted average of the performance of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia and the Far East, including price performance and income from dividend payments. The MSCI EAFE Small Cap Total Return Index commenced as of January 31, 2002. Returns, including periods prior to January 31, 2002, are calculated using the return data of the MSCI EAFE Small Cap Index through January 30, 2002 and the return data of the MSCI EAFE Small Cap Total Return Index since January 31, 2002.

2  The Lipper International Small/Mid-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Small/Mid-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Lipper International Small/Mid-Cap Core Funds Index commenced operations on March 31, 2002. Performance data prior to December 31, 2002 reflects that of the Lipper International Small/Mid-Cap Core Funds Average. As of the date of this Prospectus, the Portfolio is in the Lipper International Small/Mid-Cap Core Funds classification.

3  Class P had not completed a full calendar year of operations as of December 31, 2008 and therefore Class P does not have annualized return information to report. Return information for the Portfolio's Class P shares will be shown in the Average Annual Total Returns Table in future prospectuses offering the Portfolio's Class P shares after the Portfolio's Class P shares have return information to report. Class P shares would have had similar annual returns to the returns for Class I, but returns for Class P would generally have been lower as expenses of Class P are higher.

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Fees and Expenses of the Portfolios

Fees and Expenses
of the Portfolios

The Securities and Exchange Commission (the "Commission") requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Total Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes.

	Active International Allocation Portfolio	Emerging Markets Portfolio	Global Franchise Portfolio	Global Value Equity Portfolio	International Equity Portfolio	International Growth Equity Portfolio	International Small Cap Portfolio
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of the amount redeemed)†
Class I	2.00%	2.00%	NONE	NONE	2.00%	2.00%	2.00%
Class P	2.00%	2.00%	NONE	NONE	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees*
Class I	0.65%	1.16%	0.80%	0.67%	0.80%	0.75%	0.95%
Class P	0.65%	1.16%	0.80%	0.67%	0.80%	0.75%	0.95%
Distribution and/or Service (12b-1) Fees
Class I	NONE	NONE	NONE	NONE	NONE	NONE	NONE
Class P	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses*
Class I	0.17%	0.27%	0.21%	0.35%	0.15%	0.36%	0.20%
Class P	0.17%	0.27%	0.21%	0.35%	0.15%	0.36%	0.20%‡
Acquired Fund Fees & Expenses**
Class I	0.01%	0.02%	N/A	0.02%	N/A	N/A	N/A
Class P	0.01%	0.02%	N/A	0.02%	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses*#
Class I	0.83%	1.45%	1.01%	1.04%	0.95%	1.11%	1.15%
Class P	1.08%	1.70%	1.26%	1.29%	1.20%	1.36%	1.40%

(footnotes on following page)

15

Fees and Expenses
of the Portfolios (Cont'd)

  †  Payable to the Portfolio on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I and Class P Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

  ‡  Other expenses have been estimated for the International Small Cap Portfolio's Class P shares for the current fiscal year.

  *  This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total annual Portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowing), will not exceed 0.80% for Class I shares and 1.05% for Class P shares of Active International Allocation Portfolio, 1.65% for Class I shares and 1.90% for Class P shares of Emerging Markets Portfolio, 1.00% for Class I shares and 1.25% for Class P shares of the Global Franchise, Global Value Equity, International Equity and International Growth Equity Portfolios, and 1.15% for Class I shares and 1.40% for Class P shares of the International Small Cap Portfolio.

    For the fiscal year ended December 31, 2008, after giving effect to the Adviser's voluntary fee waiver and/or expense reimbursement, the total annual portfolio operating expenses incurred by investors, including certain investment related expenses, were 0.79% for Class I and 1.04% for Class P shares of the Active International Allocation Portfolio and 1.00% for Class I and 1.25% for Class P shares of the International Growth Equity Portfolio. Excluding the investment related expenses described in the preceding paragraph, the total annual portfolio operating expenses for Class I and Class P shares of the Active International Allocation Portfolio and International Growth Equity Portfolio after fee waivers and/or expense reimbursements were the amounts shown in the first paragraph of this note.

    After giving effect to advisory fee waivers and/or expense reimbursements, the total annual portfolio operating expenses, including certain investment related expenses, for Class P shares of the International Small Cap Portfolio are estimated to be 1.40%.

    Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

  **  The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees & Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

  #  The total annual Portfolio operating expenses listed above are based on the average net assets of the Portfolio as of its fiscal year ended December 31, 2008. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expenses can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Fees and Expenses of the Portfolios

Fees and Expenses
of the Portfolios (Cont'd)

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table to the right.

Example

	1 Year	3 Years	5 Years	10 Years
Active International Allocation Portfolio
Class I	$85	$265	$460	$1,025
Class P	$110	$343	$595	$1,317
Emerging Markets Portfolio
Class I	$148	$459	$792	$1,735
Class P	$173	$536	$923	$2,009
Global Franchise Portfolio
Class I	$103	$322	$558	$1,236
Class P	$128	$400	$692	$1,523
Global Value Equity Portfolio
Class I	$106	$331	$574	$1,271
Class P	$131	$409	$708	$1,556
International Equity Portfolio
Class I	$97	$303	$525	$1,166
Class P	$122	$381	$660	$1,455
International Growth Equity Portfolio
Class I	$113	$353	$612	$1,352
Class P	$138	$431	$745	$1,635
International Small Cap Portfolio
Class I	$117	$365	$633	$1,398
Class P*	$143	$443	$766	$1,680

  *  The figures shown reflect the estimated expenses of Class P shares of the International Small Cap Portfolio.

17

Additional Risk Factors
and Information

This section discusses additional risk factors and information relating to the Portfolios. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Emerging Markets Portfolio may invest in debt obligations known as "sovereign debt," which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

Emerging Market Risks

The Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The investments of the Portfolios generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets.

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Risk Factors and Information

Additional Risk Factors
and Information (Cont'd)

The Adviser and/or the Sub-Advisers may use derivatives to reduce this risk. The Adviser and/or the Sub-Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, CFDs and structured investments. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific obligation underlying the contract at a specified future time and at a specified price. A Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The use of options would subject the Portfolio to certain risks. The Adviser's and/or Sub-Advisers' predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if the options had not been used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities included in the indices underlying the options.

The Active International Allocation Portfolio may also purchase options on various indices in which the Portfolio may invest. These options (including listed and over-the-counter ("OTC") options) may be used to increase, limit or modify exposure to various securities, indices, countries or regions. In addition, the Portfolio may sell or "write" put options and/or covered call options on these indices in order to gain additional income. OTC covered call options are negotiated with dealers and there is no secondary market for these investments. OTC options are also subject to counterparty risk. To minimize this risk, the Portfolio will enter into OTC option transactions only with counterparties that meet certain requirements for credit quality and collateral.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to hedge against adverse price movements in its portfolio securities, to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. A Portfolio's participation in forward foreign currency exchange contracts also involves risks. If the Adviser and/or Sub-Advisers employ a strategy that does not correlate well with the Portfolio's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Portfolio's volatility and may involve significant risk.

The Active International Allocation, Emerging Markets, International Equity, International Growth Equity and International Small Cap Portfolios may purchase and sell CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument.

A Portfolio may enter into swap transactions, which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index.

19

Additional Risk Factors
and Information (Cont'd)

Risks of Derivatives

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging a Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser or Sub-Advisers have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading stategies they use. For example, the Adviser and/or Sub-Advisers in their discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

Bank Investors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Temporary Defensive Investments

When the Adviser or Sub-Advisers believe that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Global Franchise Portfolio and the Global Value Equity Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Global Franchise Portfolio and the Global Value Equity Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. Each Portfolio may engage in frequent trading of securities to achieve its investment objective.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of
Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited ("MSIM Limited"), located at 25 Cabot Square, Canary Wharf, London, England E14 4QA (with respect to the Emerging Markets, Global Franchise, Global Value Equity, International Equity and International Small Cap Portfolios) and Morgan Stanley Investment Management Company ("MSIM Company"), located at 23 Church Street, 16-01 Capital Square, Singapore 04948 (with respect to the Emerging Markets, Global Franchise, Global Value Equity and International Equity Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Portfolios.

Advisory Fees

For the fiscal year ended December 31, 2008, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Active International Allocation Portfolio	0.63%
Emerging Markets Portfolio	1.16%
Global Franchise Portfolio	0.79%
Global Value Equity Portfolio	0.65%
International Equity Portfolio	0.80%
International Growth Equity Portfolio	0.64%
International Small Cap Portfolio	0.93%

21

Portfolio Management

Active International Allocation Portfolio

The Portfolio is managed within the Active International Allocation team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Portfolio is Ann D. Thivierge, a Managing Director of the Adviser.

Ms. Thivierge has been associated with the Adviser in an investment management capacity since June 1986 and began managing the Portfolio in June 1995.

Emerging Markets Portfolio

The Portfolio is managed within the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, a Managing Director of the Adviser, James Cheng, a Managing Director of MSIM Company, Paul Psaila and Eric Carlson, each a Managing Director of the Adviser, William Scott Piper, an Executive Director of the Adviser, and Ana Cristina Piedrahita, an Executive Director of MSIM Limited.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in April 2002. Mr. Cheng has been associated with MSIM Company in an investment management capacity and began managing the Portfolio in August 2006. Prior to August 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with the Adviser in an investment management capacity and began managing the Portfolio in February 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity and began managing the Portfolio in September 1997. Mr. Piper has been associated with the Adviser in an investment management capacity and began managing the Portfolio in December 2002. Ms. Piedrahita has been associated with MSIM Limited or its affiliates in an investment management capacity and began managing the Portfolio in January 2002.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is the lead portfolio manager and is responsible for the overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

Global Franchise Portfolio

The Portfolio is managed within the Global Franchise team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Hassan Elmasry, Paras Dodhia and Michael Allison, each an Executive Director of MSIM Limited, and Jayson Vowles, a Vice President of the Sub-Adviser. John Kelly-Jones, a Managing Director of MSIM Limited, is the Portfolio specialist for the Portfolio.

Mr. Elmasry has been associated with MSIM Limited or its affiliates in an investment management capacity since 1995 and began managing the Portfolio in April 2002. Mr. Dodhia has been associated with MSIM Limited in an investment management capacity and began managing the Portfolio in July 2002. Mr. Allison has been associated with MSIM Limited in an investment management capacity since 2000 and began managing the Portfolio in February 2005. Mr. Vowles has been associated with MSIM Limited in an investment management capacity and began managing the Portfolio in August 2003. Mr. Kelly-Jones has been associated with MSIM Limited or its affiliates since 1998, joined the Franchise team in July 2007 and has been a portfolio specialist for the Portfolio since July 2007. Prior to July 2007, Mr. Kelly-Jones was a portfolio specialist for MSIM Limited's Global Value Equity team.

On or before June 15, 2009, the portfolio management team listed above will no longer be responsible for the day-to-day management of the Portfolio. At such time, responsibility for the day-to-day management of the Portfolio will be assumed by the International Equity team comprised of William D. Lock and Walter B. Riddell, each a Managing Director of MSIM Limited, Peter J. Wright, a Managing Director of MSIM Company and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited. Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995. Mr. Wright has been associated with MSIM Company or its affiliates since 1996. Mr.Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Derold has been associated with MSIM

22

Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Portfolio Management (Cont'd)

Limited in an investment management capacity since May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Global Value Equity Portfolio

The Portfolio is managed within the Global Franchise team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Hassan Elmasry, Paras Dodhia and Michael Allison, each an Executive Director of MSIM Limited, and Jayson Vowles, a Vice President of MSIM Limited.

Mr. Elmasry has been associated with MSIM Limited or its affiliates in an investment management capacity since 1995 and began managing the Portfolio in April 2002. Mr. Dodhia has been associated with MSIM Limited in an investment management capacity since 2002 and began managing the Portfolio in November 2008. Mr. Allison has been associated with MSIM Limited in an investment management capacity since 2000 and began managing the Portfolio in November 2008. Mr. Vowles has been associated with MSIM Limited in an investment management capacity since 2003 and began managing the Portfolio in November 2008.

On or before June 15, 2009, the portfolio management team listed above will no longer be responsible for the day-to-day management of the Portfolio. At such time, responsibility for the day-to-day management of the Portfolio will be assumed by the International Equity team comprised of William D. Lock and Walter B. Riddell, each a Managing Director of MSIM Limited, Peter J. Wright, a Managing Director of MSIM Company and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited. Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995. Mr. Wright has been associated with MSIM Company or its affiliates since 1996. Mr.Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Derold has been associated with MSIM Limited in an investment management capacity since May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

International Equity Portfolio

The Portfolio is managed within the International Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock and Walter B. Riddell, each a Managing Director of MSIM Limited, Peter J. Wright, a Managing Director of MSIM Company, and John S. Goodacre and Christian Derold, each an Executive Director of MSIM Limited.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994 and began managing the Portfolio in May 1999. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995 and began managing the Portfolio in May 1999. Mr. Wright has been associated with MSIM Company or its affiliates in an investment management capacity since 1996 and began managing the Portfolio in May 1999. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003 and began managing the Portfolio in February 2006. Mr. Derold has been associated with MSIM Limited in an investment management capacity and began managing the Portfolio in May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc.

Each member of the team has both global sector research responsibilities and makes investment management decisions for the Portfolio. Messrs. Lock, Wright, Riddell, Goodacre and Derold have day-to-day portfolio administration responsibilities as well.

International Growth Equity Portfolio

The Portfolio is managed within the International Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Johannes B. van den Berg, a Managing Director of the Adviser, and David Sugimoto and Brian Arcese, each an Executive Director of the Adviser.

Mr. van den Berg has been associated with the Adviser in an investment management capacity since July 2005 and began managing the Portfolio at its inception in December 2005. Prior to July 2005, Mr. van den Berg was a Managing Director and portfolio manager for 1838 Investment Advisors. Mr. Sugimoto has been associated with the Adviser in an investment management capacity since July 2005 and began managing the Portfolio at its inception in December 2005. Prior to July 2005, Mr. Sugimoto was a Director and portfolio manager of 1838 Investment Advisors. Mr. Arcese has been associated with the Adviser in an investment management capacity since November 2006 and began managing the Portfolio in April 2008. Prior to

23

Portfolio Management (Cont'd)

November 2006, he was an equity analyst at BlackRock (from April 2005 to November 2006) and an equity analyst and manager of high net worth client portfolios at 1838 Investment Advisors (from August 2001 to April 2005).

Mr. van den Berg is the lead manager of the Portfolio and is responsible for the execution of the overall strategy of the Portfolio.

International Small Cap Portfolio

The Portfolio is managed within the International Small Cap team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Margaret Naylor and Nathalie Degans, each a Managing Director of MSIM Limited, and Arthur Pollock and Alistair Corden-Lloyd, each an Executive Director of MSIM Limited, and Jean Beaubois and Alexander Vislykh, each a Vice President of MSIM Limited.

Ms. Naylor has been associated with MSIM Limited in an investment management capacity since 1987 and began managing the Portfolio in December 1992. Ms. Degans has been associated with MSIM Limited in an investment management capacity since 1993 and began managing the Portfolio in May 1999. Mr. Pollock has been associated with MSIM Limited in an investment management capacity since 1999 and began managing the Portfolio in May 2000. Mr. Corden-Lloyd has been associated with MSIM Limited in an investment management capacity since 1997 and began managing the Portfolio in April 2004. Mr. Beaubois has been associated with MSIM Limited in an investment management capacity since 2003 and began managing the Portfolio in April 2007. Mr. Vislkyh has been associated with MSIM Limited in an investment management capacity since 2002 and began managing the Portfolio in April 2009.

Additional Information

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement and the Sub-Advisory Agreements is available in the Fund's semiannual report to shareholders for the period ended June 30, 2008.

24

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I and Class P shares of each of the Portfolios. Neither Class I shares nor Class P shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally are restricted to investments in minimum amounts that are substantially higher than Class H shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I and Class P shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolios (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the Class P shares' average daily net assets on an annualized basis. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P shares. Such fees relate solely to the Class P shares and will reduce the net investment income and total return of the Class P shares.

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolios) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value ("NAV") or the price of a Portfolio's shares. For more information, please see the Fund's SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser or Sub-Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I and Class P shares of the Portfolios at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How To Purchase Class I and Class P Shares

The Fund suspended offering Class I and Class P shares of the Global Franchise and Global Value Equity Portfolios to new investors. The following exceptions apply with respect to the purchase of Class I and Class P shares of the Global Franchise Portfolio. The Fund will continue to offer Class I and Class P shares of the Global Franchise Portfolio (1) through certain retirement plan accounts, (2) to clients of registered investment advisors who currently offer shares of the Global Franchise Portfolio in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Global Franchise Portfolio are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley Funds, (6) to Morgan Stanley and its affiliates and their employees and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class I and Class P shares of the Global Franchise and Global Value Equity Portfolios to existing shareholders and may recommence offering Class I and Class P shares of the Global Franchise and

25

Shareholder Information (Cont'd)

Global Value Equity Portfolios to other new investors in the future. Any such offerings of the shares of the Global Franchise and Global Value Equity Portfolios may be limited in amount and may commence and terminate without any prior notice.

You may purchase Class I and Class P shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing Class I and Class P shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I or Class P shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I and Class P shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I and Class P shares by wire.

Initial Purchase by Wire

You may purchase Class I and Class P shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to JPMorgan Chase Bank, N.A., the Portfolios' custodian (the "Custodian"). You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase Bank, N.A.

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I and Class P shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

General

Class I and Class P shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I and Class P Shares

You may redeem Class I and Class P shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I and Class P shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I and Class P shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I and Class P shares of a Portfolio (except Global Franchise and Global Value Equity Portfolios) redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolios and their remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs,

27

Shareholder Information (Cont'd)

(iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I and Class P shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from a Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I and Class P shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I or Class P shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio (except the Global Franchise and the Global Value Equity Portfolios) shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time as of which the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I and Class P Shares," "Shareholder Information—Other Transaction Information" and "Shareholder Information—How To Redeem Class I and Class P Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested

28

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurances that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2011, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders. "Qualified dividends" include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the Unites States). Dividends paid by a Portfolio not attributable to "qualified dividends" received by the Portfolio, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2011, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2010. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Capital Growth Portfolio
Focus Growth Portfolio
Large Cap Relative Value Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio
U.S. Small/Mid Cap Value Portfolio

Global and International Equity

Active International Allocation Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio**

Global Real Estate Portfolio
Global Value Equity Portfolio*
International Equity Portfolio
International Growth Equity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio

Fixed Income

Emerging Markets Debt Portfolio

*  Portfolio is currently closed to new investors

**  Portfolio is currently closed to new investors with certain exceptions

29

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I and Class P shares of each Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Active International Allocation Portfolio

	Year Ended December 31,
Class I	2008	2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$15.92	$15.10		$12.43	$10.96	$9.58
Income (Loss) from Investment Operations
Net Investment Income†	0.35	0.30		0.27	0.21	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(6.41)	1.96		2.75	1.40	1.46
Total from Investment Operations	(6.06)	2.26		3.02	1.61	1.59
Distributions from and/or in Excess of
Net Investment Income	(0.14)	(0.54)		(0.35)	(0.14)	(0.21)
Net Realized Gain	(0.61)	(0.90)		–	–	–
Total Distributions	(0.75)	(1.44)		(0.35)	(0.14)	(0.21)
Redemption Fees	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	–
Net Asset Value, End of Period	$9.11	$15.92		$15.10	$12.43	$10.96
Total Return++	(39.25)%	15.30%		24.34%	14.85%	16.64%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$565,313	$1,093,735		$967,361	$792,329	$580,851
Ratio of Expenses to Average Net Assets(1)	0.79%+	0.80	%+	0.80%	0.80%	0.80%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.79%+	0.80	%+	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	2.70%+	1.93	%+	1.99%	1.84%	1.28%
Portfolio Turnover Rate	34%	28%		16%	24%	24%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	0.82%+	0.81	%+	0.82%	0.83%	0.91%
Net Investment Income to Average Net Assets	2.67%+	1.92	%+	1.97%	1.81%	1.18%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

30

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Active International Allocation Portfolio

	Year Ended December 31,
Class P	2008	2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$16.20	$15.36		$12.64	$11.13	$9.72
Income (Loss) from Investment Operations
Net Investment Income†	0.29	0.24		0.22	0.19	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(6.48)	2.01		2.81	1.43	1.35
Total from Investment Operations	(6.19)	2.25		3.03	1.62	1.45
Distributions from and/or in Excess of
Net Investment Income	(0.13)	(0.51)		(0.31)	(0.11)	(0.17)
Net Realized Gain	(0.61)	(0.90)		–	–	–
Total Distributions	(0.74)	(1.41)		(0.31)	(0.11)	(0.17)
Redemption Fees	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡	0.13
Net Asset Value, End of Period	$9.27	$16.20		$15.36	$12.64	$11.13
Total Return++	(39.41)%	14.95%		23.95%	14.67%	16.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,614	$5,285		$3,573	$2,215	$2,623
Ratio of Expenses to Average Net Assets(1)	1.04%+	1.05	%+	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.04%+	1.05	%+	1.05%	1.05%	1.05%
Ratio of Net Investment Income to Average Net Assets(1)	2.32%+	1.52	%+	1.61%	1.69%	1.03%
Portfolio Turnover Rate	34%	28%		16%	24%	24%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.07%+	1.06	%+	1.07%	1.08%	1.16%
Net Investment Income to Average Net Assets	2.29%+	1.51	%+	1.59%	1.66%	0.92%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

31

Emerging Markets Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$34.02	$29.29	$25.36	$19.10	$15.52
Income (Loss) from Investment Operations
Net Investment Income†	0.19	0.10	0.18	0.25	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(18.78)	11.76	9.22	6.36	3.54
Total from Investment Operations	(18.59)	11.86	9.40	6.61	3.73
Distributions from and/or in Excess of
Net Investment Income	–	(0.13)	(0.29)	(0.35)	(0.15)
Net Realized Gain	(1.64)	(7.01)	(5.18)	–	–
Total Distributions	(1.64)	(7.14)	(5.47)	(0.35)	(0.15)
Redemption Fees	0.00 ‡	0.01	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$13.79	$34.02	$29.29	$25.36	$19.10
Total Return++	(56.39)%	41.56%	38.00%	34.54%	24.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,191,199	$3,323,130	$2,283,535	$1,749,671	$1,249,299
Ratio of Expenses to Average Net Assets	1.43%+	1.35%+	1.40%	1.41%	1.52%^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.43%+	1.35%+	1.40%	1.41%	1.52%
Ratio of Net Investment Income to Average Net Assets	0.78%+	0.28%+	0.62%	1.17%	1.09%
Portfolio Turnover Rate	96%	101%	82%	59%	73%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

  ^^  Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class I shares. Prior to November 1, 2004, the maximum ratio was 1.75% for Class I shares.

32

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Emerging Markets Portfolio

	Year Ended December 31,
Class P	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$33.46	$28.91	$25.07	$18.90	$15.36
Income (Loss) from Investment Operations
Net Investment Income†	0.13	0.01	0.13	0.19	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(18.44)	11.60	9.09	6.26	3.49
Total from Investment Operations	(18.31)	11.61	9.22	6.45	3.64
Distributions from and/or in Excess of
Net Investment Income	–	(0.05)	(0.20)	(0.29)	(0.11)
Net Realized Gain	(1.64)	(7.01)	(5.18)	–	–
Total Distributions	(1.64)	(7.06)	(5.38)	(0.29)	(0.11)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	0.01	0.01
Net Asset Value, End of Period	$13.51	$33.46	$28.91	$25.07	$18.90
Total Return++	(56.50)%	41.20%	37.65%	34.17%	23.84%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,559	$179,834	$126,450	$103,482	$71,254
Ratio of Expenses to Average Net Assets	1.68%+	1.60%+	1.65%	1.66%	1.77%^^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.68%+	1.60%+	1.65%	1.66%	1.77%
Ratio of Net Investment Income to Average Net Assets	0.52%+	0.02%+	0.47%	0.90%	0.89%
Portfolio Turnover Rate	96%	101%	82%	59%	73%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

  ^^  Effective November 1, 2004, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class P shares. Prior to November 1, 2004, the maximum ratio was 2.00% for Class P shares.

33

Global Franchise Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$16.62	$17.98	$15.69	$15.12	$14.29
Income (Loss) from Investment Operations
Net Investment Income†	0.35	0.40	0.30	0.26	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(5.11)	1.30	3.07	1.52	1.66
Total from Investment Operations	(4.76)	1.70	3.37	1.78	1.93
Distributions from and/or in Excess of
Net Investment Income	(0.84)	(0.15)	(0.13)	(0.31)	–
Net Realized Gain	(0.20)	(2.91)	(0.95)	(0.90)	(1.13)
Total Distributions	(1.04)	(3.06)	(1.08)	(1.21)	(1.13)
Redemption Fees	–	–	0.00 ‡	0.00 ‡	0.03
Net Asset Value, End of Period	$10.82	$16.62	$17.98	$15.69	$15.12
Total Return++	(28.88)%	9.58%	21.60%	11.91%	13.77%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$78,029	$110,135	$128,434	$85,018	$58,223
Ratio of Expenses to Average Net Assets(1)	1.00%+	0.99%+	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00%+	0.98%+	1.00%	1.00%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.49%+	2.10%+	1.74%	1.67%	1.82%
Portfolio Turnover Rate	31%	22%	35%	19%	21%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.01%+	N/A	1.01%	1.07%	1.16%
Net Investment Income to Average Net Assets	2.48%+	N/A	1.73%	1.60%	1.66%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

34

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Franchise Portfolio

	Year Ended December 31,
Class P	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$16.44	$17.82	$15.56	$15.01	$14.22
Income (Loss) from Investment Operations
Net Investment Income†	0.34	0.30	0.24	0.24	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(5.07)	1.34	3.04	1.48	1.69
Total from Investment Operations	(4.73)	1.64	3.28	1.72	1.91
Distributions from and/or in Excess of
Net Investment Income	(0.80)	(0.11)	(0.07)	(0.27)	–
Net Realized Gain	(0.20)	(2.91)	(0.95)	(0.90)	(1.13)
Total Distributions	(1.00)	(3.02)	(1.02)	(1.17)	(1.13)
Redemption Fees	–	–	0.00 ‡	–	0.01
Net Asset Value, End of Period	$10.71	$16.44	$17.82	$15.56	$15.01
Total Return++	(29.00)%	9.26%	21.31%	11.53%	13.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,892	$6,327	$4,135	$4,401	$3,941
Ratio of Expenses to Average Net Assets(1)	1.25%+	1.24%+	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25%+	1.23%+	1.25%	1.25%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.43%+	1.62%+	1.43%	1.52%	1.47%
Portfolio Turnover Rate	31%	22%	35%	19%	21%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.26%+	N/A	1.26%	1.32%	1.41%
Net Investment Income to Average Net Assets	2.42%+	N/A	1.42%	1.45%	1.31%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

35

Global Value Equity Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$17.70	$20.24	$17.85	$17.81	$15.84
Income (Loss) from Investment Operations
Net Investment Income†	0.40	0.33	0.33	0.31	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(7.74)	0.96	3.44	0.72	2.02
Total from Investment Operations	(7.34)	1.29	3.77	1.03	2.24
Distributions from and/or in Excess of
Net Investment Income	(0.66)	(0.34)	(0.34)	(0.31)	(0.22)
Net Realized Gain	(0.21)	(3.49)	(1.05)	(0.68)	(0.05)
Total Distributions	(0.87)	(3.83)	(1.39)	(0.99)	(0.27)
Redemption Fees	0.00 ‡	0.00 ‡	0.01	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.49	$17.70	$20.24	$17.85	$17.81
Total Return++	(41.82)%	6.65%	21.40%	5.81%	14.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,110	$66,035	$101,163	$86,000	$68,505
Ratio of Expenses to Average Net Assets(1)	1.00%+	0.90%+	0.91%	0.90%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00%+	0.90%+	N/A	N/A	1.00%
Ratio of Net Investment Income to Average Net Assets(1)	2.82%+	1.58%+	1.71%	1.74%	1.31%
Portfolio Turnover Rate	86%	31%	29%	29%	30%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.02%+	N/A	N/A	N/A	1.07%
Net Investment Income to Average Net Assets	2.80%+	N/A	N/A	N/A	1.24%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

36

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Value Equity Portfolio

	Year Ended December 31,
Class P	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$17.48	$20.03	$17.69	$17.64	$15.70
Income (Loss) from Investment Operations
Net Investment Income†	0.38	0.29	0.28	0.27	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(7.66)	0.93	3.40	0.71	2.00
Total from Investment Operations	(7.28)	1.22	3.68	0.98	2.17
Distributions from and/or in Excess of
Net Investment Income	(0.62)	(0.28)	(0.29)	(0.25)	(0.18)
Net Realized Gain	(0.21)	(3.49)	(1.05)	(0.68)	(0.05)
Total Distributions	(0.83)	(3.77)	(1.34)	(0.93)	(0.23)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.37	$17.48	$20.03	$17.69	$17.64
Total Return++	(41.98)%	6.37%	21.05%	5.59%	13.78%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,888	$24,199	$27,773	$21,938	$30,598
Ratio of Expenses to Average Net Assets(1)	1.25%+	1.15%+	1.16%	1.15%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25%+	1.15%+	N/A	N/A	1.25%
Ratio of Net Investment Income to Average Net Assets(1)	2.65%+	1.36%+	1.47%	1.53%	1.07%
Portfolio Turnover Rate	86%	31%	29%	29%	30%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.27%+	N/A	N/A	N/A	1.32%
Net Investment Income to Average Net Assets	2.63%+	N/A	N/A	N/A	0.99%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

37

International Equity Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$18.92	$20.58	$20.34	$20.99	$19.06
Income (Loss) from Investment Operations
Net Investment Income†	0.44	0.43	0.64	0.43	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(6.76)	1.53	3.93	0.93	3.50
Total from Investment Operations	(6.32)	1.96	4.57	1.36	3.80
Distributions from and/or in Excess of
Net Investment Income	(0.41)	(0.46)	(0.59)	(0.35)	(0.37)
Net Realized Gain	(1.18)	(3.16)	(3.74)	(1.66)	(1.50)
Total Distributions	(1.59)	(3.62)	(4.33)	(2.01)	(1.87)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$11.01	$18.92	$20.58	$20.34	$20.99
Total Return++	(33.12)%	9.84%	22.50%	6.45%	19.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,606,704	$5,105,807	$5,900,906	$6,704,732	$7,200,606
Ratio of Expenses to Average Net Assets	0.95%+	0.93%+	0.94%	0.93%	0.98%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.95%+	0.93%+	0.94%	0.93%	N/A
Ratio of Net Investment Income to Average Net Assets	2.73%+	1.97%+	2.88%	2.04%	1.48%
Portfolio Turnover Rate	34%	31%	38%	28%	41%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

38

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Equity Portfolio

	Year Ended December 31,
Class P	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$18.73	$20.40	$20.19	$20.85	$18.96
Income (Loss) from Investment Operations
Net Investment Income†	0.38	0.37	0.60	0.37	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(6.66)	1.52	3.87	0.93	3.47
Total from Investment Operations	(6.28)	1.89	4.47	1.30	3.71
Distributions from and/or in Excess of
Net Investment Income	(0.37)	(0.40)	(0.52)	(0.30)	(0.32)
Net Realized Gain	(1.18)	(3.16)	(3.74)	(1.66)	(1.50)
Total Distributions	(1.55)	(3.56)	(4.26)	(1.96)	(1.82)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$10.90	$18.73	$20.40	$20.19	$20.85
Total Return++	(33.21)%	9.52%	22.21%	6.20%	19.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$687,196	$1,019,595	$1,152,822	$1,206,125	$1,073,278
Ratio of Expenses to Average Net Assets	1.20%+	1.18%+	1.19%	1.18%	1.23%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.20%+	1.18%+	1.19%	1.18%	N/A
Ratio of Net Investment Income to Average Net Assets	2.43%+	1.71%+	2.71%	1.77%	1.21%
Portfolio Turnover Rate	34%	31%	38%	28%	41%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

39

International Growth Equity Portfolio

	Year Ended December 31,				Period from December 27, 2005^ to December 31,
Class I	2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$13.76	$12.55		$9.93	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.31	0.13		0.10	(0.00	)‡
Net Realized and Unrealized Gain (Loss) on Investments	(6.98)	1.75		2.67	(0.07)
Total from Investment Operations	(6.67)	1.88		2.77	(0.07)
Distributions from and/or in Excess of
Net Investment Income	(0.32)	(0.12)		(0.09)	–
Net Realized Gain	(0.05)	(0.55)		(0.06)	–
Total Distributions	(0.37)	(0.67)		(0.15)	–
Net Asset Value, End of Period	$6.72	$13.76		$12.55	$9.93
Total Return++	(48.70)%	15.22%		27.92%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$40,756	$22,523		$6,753	$4,864
Ratio of Expenses to Average Net Assets(1)	1.00%+	1.00	%+	1.01%	1.00	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00%+	1.00	%+	1.00%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.86%+	0.94	%+	0.89%	(0.86	)%*
Portfolio Turnover Rate	49%	32%		24%	4	%#
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.11%+	2.42	%+	2.74%	31.60	%*
Net Investment Income (Loss) to Average Net Assets	2.75%+	(0.48	)%+	(0.84)%	(31.46	)%*

  ^  Commencement of Operations.

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

  *  Annualized.

40

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Growth Equity Portfolio

	Year Ended December 31,				Period from December 27, 2005^ to December 31,
Class P	2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$13.78	$12.56		$9.93	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.30	0.10		0.09	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(7.00)	1.76		2.64	(0.07)
Total from Investment Operations	(6.70)	1.86		2.73	(0.07)
Distributions from and/or in Excess of
Net Investment Income	(0.29)	(0.09)		(0.04)	–
Net Realized Gain	(0.05)	(0.55)		(0.06)	–
Total Distributions	(0.34)	(0.64)		(0.10)	–
Net Asset Value, End of Period	$6.74	$13.78		$12.56	$9.93
Total Return++	(48.82)%	15.03%		27.49%	(0.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$237	$531		$325	$99
Ratio of Expenses to Average Net Assets(1)	1.25%+	1.25	%+	1.27%	1.25	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.25%+	1.25	%+	1.25%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.72%+	0.70	%+	0.78%	(1.16	)%*
Portfolio Turnover Rate	49%	32%		24%	4	%#
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.36%+	2.67	%+	3.07%	31.85	%*
Net Investment Income (Loss) to Average Net Assets	2.61%+	(0.72	)%+	(1.02)%	(31.76	)%*

  ^  Commencement of Operations.

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

  *  Annualized.

41

International Small Cap Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$17.08	$23.72	$24.14	$25.11	$20.52
Income (Loss) from Investment Operations
Net Investment Income†	0.34	0.27	0.32	0.32	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(6.66)	(1.11)	4.27	2.89	6.59
Total from Investment Operations	(6.32)	(0.84)	4.59	3.21	6.83
Distributions from and/or in Excess of
Net Investment Income	(0.41)	(0.27)	(0.41)	(0.47)	(0.35)
Net Realized Gain	(0.82)	(5.53)	(4.60)	(3.71)	(1.89)
Total Distributions	(1.23)	(5.80)	(5.01)	(4.18)	(2.24)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.53	$17.08	$23.72	$24.14	$25.11
Total Return++	(38.33)%	(3.22)%	19.61%	13.07%	33.53%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$316,526	$796,050	$1,312,064	$1,389,078	$1,276,083
Ratio of Expenses to Average Net Assets(1)	1.13%+	1.09%+	1.10%	1.10%	1.15%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.12%+	1.09%+	1.10%	1.10%	1.15%
Ratio of Net Investment Income to Average Net Assets(1)	2.47%+	1.10%+	1.25%	1.22%	1.04%
Portfolio Turnover Rate	49%	53%	40%	47%	38%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.15%+	N/A	N/A	N/A	1.16%
Net Investment Income to Average Net Assets	2.44%+	N/A	N/A	N/A	1.03%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

42

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Small Cap Portfolio

Class P	Period from October 21, 2008^ to December 31, 2008
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.80
Income (Loss) from Investment Operations
Net Investment Income†	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	0.14
Total from Investment Operations	0.14
Distributions from and/or in Excess of
Net Investment Income	(0.41)
Total Distributions	(0.41)
Net Asset Value, End of Period	$9.53
Total Return++	1.56	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$119
Ratio of Expenses to Average Net Assets(1)	1.39	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses(1)	1.39	%*+
Ratio of Net Investment Income to Average Net Assets(1)	0.09	%*+
Portfolio Turnover Rate	49	%#
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.86	%*+
Net Investment Income (Loss) to Average Net Assets	(0.38	)%*+

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

  #  Not Annualized

  *  Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

43

The page has been left blank intentionally

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semiannual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

MSIGLINPRO-0509

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund, Inc.

Real Estate Portfolios

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

May 1, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Global Real Estate Portfolio

Objective

The Global Real Estate Portfolio seeks to provide current income and capital appreciation.

The Portfolio's investment objective may be changed by the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Fund") without shareholder approval, but no change is anticipated. If the Portfolio's investment objective changes, the Portfolio will notify shareholders and shareholders should consider whether the Portfolio remains an appropriate investment in light of the change.

Approach

The Portfolio's adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), and sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the "Sub-Advisers," and together with the Adviser, the "Advisers"), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies ("REOCs"), real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies"). The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Advisers' approach emphasizes a bottom-up stock selection with a global top-down allocation overlay.

Process

The Advisers actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The global top-down asset allocation overlay overweights and underweights each of the regions contained in the FTSE EPRA/NAREIT Developed Real Estate Index by focusing on key regional criteria, which include relative valuation, underlying real estate fundamentals, and demographic and macroeconomic considerations (for example, population, employment, household information and income). The Advisers employ a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Advisers consider broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Advisers generally consider selling a portfolio holding when they determine that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio's assets (plus any borrowings for investment purposes) will be invested in equity securities of companies in the real estate industry, including REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of real estate companies located throughout the world, including companies located in emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, international real estate securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated.

REITs and similar non-U.S. entities generally invest directly in real estate, in mortgages or in some combination of the two. REOCs and similar non-U.S. entities are entities that generally are engaged directly in real estate

1

Global Real Estate Portfolio (Cont'd)

management or development activities. The Portfolio will invest primarily in equity REITs and similar non-U.S. entities. Operating REITs and similar non-U.S. entities require specialized management skills and the Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and similar non-U.S. entities may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced Operations on August 30, 2006

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Since Inception
Class I (commenced operations on August 30, 2006)
Return before Taxes	-45.00%	-19.99%
Return after Taxes on Distributions	-45.02%	-20.77%
Return after Taxes on Distributions and Sale of Portfolio Shares	-29.13%	-16.73%
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	-47.83%	-21.54%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	-40.71%	-13.68%
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	-45.33%	-21.87%
Class P (commenced operations on August 30, 2006)
Return before Taxes	-45.15%	-20.22%
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	-47.83%	-21.54%
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	-40.71%	-13.68%
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	-45.33%	-21.87%
Class H4 (commenced operations on January 2, 2008)
Return before Taxes	N/A	N/A
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	N/A	N/A
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	N/A	N/A
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	N/A	N/A
Class L4 (commenced operations on June 16, 2008)
Return before Taxes	N/A	N/A
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	N/A	N/A
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	N/A	N/A
Lipper Global Real Estate Funds Average (reflects no deduction for taxes)[3]	N/A	N/A

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P, Class H and Class L shares would have had similar annual returns, but returns would have been generally lower as expenses of these classes are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

  1  The FTSE EPRA/NAREIT Global Real Estate Index—Net Total Return to U.S. investors changed its name to FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors effective March 23, 2009. The FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05).

  2  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

  3  The Lipper Global Real Estate Funds Average tracks the performance of all funds in the Lipper Global Real Estate Funds classification. The Average which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. As of the date of this Prospectus, the Portfolio is in the Lipper Global Real Estate Funds classification.

  4  Class H and Class L had not completed a full calendar year of operations as of December 31, 2008 and therefore Class H and Class L did not have annualized return information to report. Return information for the Portfolio's Class H and Class L shares will be shown in the Average Annual Total Returns Table in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have return information to report. Class H and Class L shares would have had similar annual returns to the returns for Class I, but returns for Class H and Class L would generally have been lower as expenses of Class H and Class L are higher.

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

International Real Estate Portfolio

Objective

The International Real Estate Portfolio's investment objective is to provide current income and long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of companies in the real estate industry located in various global markets throughout the world (excluding the United States and Canada).

Approach

The Adviser, Morgan Stanley Investment Management Inc., and Sub-Advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, seek a combination of current income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world (excluding the United States and Canada). The Portfolio will invest primarily in companies located in the developed countries of Europe and Asia, but may also invest in emerging markets. The Advisers' approach emphasizes bottom-up stock selection with a top-down country allocation overlay.

Process

The Advisers actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Advisers employ a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Advisers consider broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Advisers generally consider selling a portfolio holding when they determine that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered located outside of the United States and Canada if it (a) is not organized under the laws of the United States or Canada, (b) does not have securities which are principally traded on a U.S. or Canadian stock exchange, (c) does not derive at least 50% of its revenues from goods produced or sold, investments made, or services performed in the United States or Canada or (d) does not maintain at least 50% of its assets in the United States or Canada.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of real estate companies located throughout the world, including companies located in emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, international real estate securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

In addition, the risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which

3

International Real Estate Portfolio (Cont'd)

means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on October 1, 1997

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on October 1, 1997)
Return before Taxes	-49.95%	1.86%	7.23%
Return after Taxes on Distributions	-50.00%	0.71%	6.22%
Return after Taxes on Distributions and Sale of Portfolio Shares	-32.36%	1.83%	6.28%
FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe/20% Asia)—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	-51.38%	1.39%	6.31%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[2]	-43.38%	1.66%	0.80%
Class P (commenced operations on October 1, 1997)
Return before Taxes	-50.05%	1.63%	6.96%
FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe/20% Asia)—Net Total Return to U.S. investors (reflects no deduction for fees, expenses or taxes)[1]	-51.38%	1.39%	6.31%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[2]	-43.38%	1.66%	0.80%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

  1  The FTSE EPRA/NAREIT Global ex-North America Real Estate Index (80% Europe/20% Asia)—Net Total Return to U.S. investors changed its name to FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe/20% Asia)—Net Total Return to U.S. investors effective March 23, 2009. The FTSE EPRA/NAREIT Developed ex-North America Real Estate Index (80% Europe 20% Asia)—Net Total Return to U.S. investors is a customized benchmark, 80% of which consists of the performance of the FTSE EPRA/NAREIT Developed Real Estate Index: Europe Series—Net Total Return to U.S. investors and 20% of which consists of the performance of the FTSE EPRA/NAREIT Developed Real Estate Index: Asia Series—Net Total Return to U.S. investors. These series are components of the FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors, which is a market capitalization weighted index designed to reflect the stock performance of companies engaged in the North American, European and Asian real estate markets. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05).

  2  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

U.S. Real Estate Portfolio

Objective

The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Process

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio's market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). REOCs are entities that generally are engaged directly in real estate management or development activities. The Portfolio will invest primarily in equity REITs. Operating a REIT requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type.

REITs also must satisfy specific requirements of the Code in order to qualify for the tax-free pass through of income.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which

5

U.S. Real Estate Portfolio (Cont'd)

means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on February 24, 1995

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on February 24, 1995)
Return before Taxes	-38.07%	2.97%	8.34%
Return after Taxes on Distributions	-39.19%	-0.07%	5.64%
Return after Taxes on Distributions and Sale of Portfolio Shares	-23.05%	3.11%	6.92%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	-37.73%	0.91%	7.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	-37.00%	-2.19%	-1.38%
Lipper Real Estate Funds Average (reflects no deduction for taxes)[3]	-39.92%	-0.67%	6.82%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-38.26%	2.72%	8.05%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	-37.73%	0.91%	7.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	-37.00%	-2.19%	-1.38%
Lipper Real Estate Funds Average (reflects no deduction for taxes)[3]	-39.92%	-0.67%	6.82%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax-qualified REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems.

2  The Standard & Poor's 500® Index (S&P 500® Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy.

3  The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. As of the date of this Prospectus, the Portfolio is in the Lipper Real Estate Funds classification.

6

Fees and Expenses
of the Portfolios

Morgan Stanley Institutional Fund, Inc. Prospectus

Fees and Expenses of the Portfolios

The Securities and Exchange Commission (the "Commission") requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Total Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes.

	Global Real Estate Portfolio	International Real Estate Portfolio	U.S. Real Estate Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases
Class I	NONE	NONE	NONE
Class P	NONE	NONE	NONE
Class H†	4.75%	N/A	N/A
Class L	NONE	N/A	N/A
Redemption Fee (as a % of the amount redeemed)††
Class I	NONE	2.00%	NONE
Class P	NONE	2.00%	NONE
Class H	NONE	N/A	N/A
Class L	NONE	N/A	N/A
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees*
Class I	0.85%	0.80%	0.77%
Class P	0.85%	0.80%	0.77%
Class H	0.85%	N/A	N/A
Class L	0.85%	N/A	N/A
Distribution and/or Service (12b-1) Fees
Class I	NONE	NONE	NONE
Class P	0.25%	0.25%	0.25%
Class H	0.25%	N/A	N/A
Class L	0.75%	N/A	N/A
Other Expenses*‡
Class I	0.19%	0.17%	0.19%
Class P	0.19%	0.17%	0.19%
Class H	0.60%	N/A	N/A
Class L	0.24%	N/A	N/A
Total Annual Portfolio Operating Expenses*#
Class I	1.04%	0.97%	0.96%
Class P	1.29%	1.22%	1.21%
Class H	1.70%	N/A	N/A
Class L	1.84%	N/A	N/A

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

††  Payable to the Portfolio on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

‡  Other Expenses includes transfer agency fees that are incurred on a class-by-class basis.

*  This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total annual Portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowing) and, with respect to Class H and Class L shares only, transfer agency fees, will not exceed 1.05% for Class I shares, 1.30% for each of Class P and Class H shares and 1.80% for Class L shares for the Global Real Estate Portfolio and 1.00% for Class I shares and 1.25% for Class P shares for each of the International Real Estate Portfolio and U.S. Real Estate Portfolio.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

#  The total annual Portfolio operating expenses listed above are based on the average net assets of the Portfolio as of its fiscal year ended December 31, 2008. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expenses can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

7

Fees and Expenses
of the Portfolios (Cont'd)

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

	1Year	3 Years	5 Years	10 Years
Global Real Estate Portfolio
Class I	$106	$331	$574	$1,271
Class P	$131	$409	$708	$1,556
Class H	$640	$985	$1,354	$2,388
Class L	$187	$579	$995	$2,159
International Real Estate Portfolio
Class I	$99	$309	$536	$1,190
Class P	$124	$387	$670	$1,477
U.S. Real Estate Portfolio
Class I	$98	$306	$531	$1,178
Class P	$123	$384	$665	$1,466

8

Prior Performance of Composite of Similar Funds and Accounts

Morgan Stanley Institutional Fund, Inc. Prospectus

Prior Performance of Composite of Similar Funds and Accounts

Because the Global Real Estate Portfolio was organized on August 30, 2006, it has limited historical performance to report. However, the chart below illustrates the past performance of a composite of all funds and separate accounts managed by the Adviser or an affiliate (the "Composite") on a fully discretionary basis that have investment objectives, policies and strategies that are substantially similar to those of the Global Real Estate Portfolio. The portfolio managers of the Global Real Estate Portfolio have been primarily responsible for managing the funds and separate accounts included in the Composite for the periods shown.

The following table shows the average annual total returns for the Composite for the one-year, five-year and since inception periods ended December 31, 2008 as compared to a global real estate securities index. Remember that past performance is not indicative of future performance. The historical performance of the Composite is not indicative of the present or future performance of the Global Real Estate Portfolio. The Global Real Estate Portfolio's future performance may be greater than or less than the performance of the Composite.

The performance of the Composite is net of fees and expenses charged to the funds and separate accounts, which may be lower than those charged to the Global Real Estate Portfolio. If the Global Real Estate Portfolio's advisory fee of 0.85% of its net assets, maximum distribution fee (or "12b-1 fee") of 0.75% and other expenses were reflected in the performance below, the performance of the Composite may be lower. The separate accounts in the Composite are not subject to the restrictions of the Investment Company Act of 1940 or the Code, which, if applicable, might have adversely affected the performance of the Composite. These results are unaudited.

Performance of the Composite

Average Annual Total Return

For Periods Ended December 31, 2008

	1 Year	5 Years	Since Inception[1]
Composite	-45.62%	3.37%	9.15%
FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors[2]	-47.83%	1.87%	7.51%

1  Inception Date, April 30, 2003.

2  The FTSE EPRA/NAREIT Global Real Estate Index—Net Total Return to U.S. investors changed its name to FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors effective March 23, 2009. The FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. investors is a free float-adjusted market-capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. "Net Total Return to U.S. investors" reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index for periods after 1/31/05 (gross returns used prior to 1/31/05). An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

9

Additional Risk Factors
and Information

This section discusses additional risk factors and information relating to the Portfolios. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Real Estate Investing

Each of the Portfolios invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolios) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgements against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

The International Real Estate Portfolio and Global Real Estate Portfolio may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market and developing country securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The investments of the Portfolios generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since a Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of a Portfolio's assets. The Adviser and/or Sub-Advisers may use derivatives to reduce the risk. The Adviser and/or Sub-Advisers may in

10

Additional Risk Factors
and Information (Cont'd)

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Risk Factors and Information

their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured investments. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific obligation underlying the contract at a specified future time and at a specified price. A Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The use of options would subject the Portfolio to certain risks. The Adviser's or Sub-Advisors' predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in a Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if the options had not been used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities included in the indices underlying the options.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

A Portfolio may enter into swap transactions, which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index.

Risks of Derivatives

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging a Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser and/or Sub-Advisers have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Advisers in their discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

Bank Investors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Temporary Defensive Investments

When the Adviser and/or Sub-Advisers believe that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser and/or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

11

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, England E14 4QA and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948 with respect to the International Real Estate and Global Real Estate Portfolios. The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios.

Advisory Fees

For the fiscal year ended December 31, 2008, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation

(as a percentage of average net assets)
Global Real Estate Portfolio	0.85%
International Real Estate Portfolio	0.78%
U.S. Real Estate Portfolio	0.76%

Portfolio Management

Global Real Estate Portfolio

The Portfolio is managed within the Real Estate team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Theodore R. Bigman, Michiel te Paske, Sven Van Kemenade and Angeline Ho, each a Managing Director of the Adviser.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995 and began managing the Portfolio at its inception in August 2006. Mr. te Paske has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio at its inception in August 2006. Mr. Van Kemenade has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio at its inception in August 2006. Ms. Ho has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio at its inception in August 2006.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

International Real Estate Portfolio

The Portfolio is managed within the Real Estate team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Theodore R. Bigman, Michiel te Paske, Sven Van Kemenade and Angeline Ho, each a Managing Director of the Adviser.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995 and began managing the Portfolio in January 1999. Mr. te Paske has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio in March 2001. Mr. Van Kemenade has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio in March 2001. Ms. Ho has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio in August 2005.

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Portfolio Management (Cont'd)

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

U.S. Real Estate Portfolio

The Portfolio is managed within the Real Estate team. The team consists of portfolio managers and analysts. The member of the team primarily responsible for the day-to-day management of the Portfolio is Theodore R. Bigman, a Managing Director of the Adviser.

Mr. Bigman has been associated with the Adviser in an investment management capacity and began managing the Portfolio in March 1995.

Mr. Bigman is supported by a team of six research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks and direct the implementation of investment strategy.

Additional Information

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement and the Sub-Advisory Agreements is available in the Fund's semiannual report to shareholders for the period ended June 30, 2008.

13

Shareholder Information

Share Class

This Prospectus offers Class I, Class P, Class H and Class L shares of the Global Real Estate Portfolio and Class I and Class P shares of each of the International Real Estate Portfolio and U.S. Real Estate Portfolio. Neither Class I shares, Class P shares nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally are restricted to investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I and Class P shares of each Portfolio and Class H and Class L shares of the Global Real Estate Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Global Real Estate Portfolio and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Global Real Estate Portfolio (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the Class P shares' average daily net assets on an annualized basis, and the Global Real Estate Portfolio pays the Distributor a shareholder services fee of up to 0.25% of each of the Class H shares' and Class L shares' average daily net assets on an annualized basis and a distribution fee of 0.50% of the Class L shares' average daily net assets on an annualized basis. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolios) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value ("NAV") or the price of a Portfolio's shares. For more information, please see the Fund's SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser and/or Sub-Advisers determine that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent a Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's net asset value is calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I and Class P shares of each Portfolio and Class H and Class L shares of the Global Real Estate Portfolio at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of each Portfolio, as applicable, directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares, and $1,000,000 for

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Class P shares of the Portfolios and $25,000 for Class L shares of the Global Real Estate Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets (of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and, with respect to Class I and Class P shares only, clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of each Portfolio, as applicable, by wiring Federal Funds (monies credited by a Federal Reserve Bank) to JPMorgan Chase Bank, N.A., the Portfolios' custodian (the "Custodian"). You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase Bank, N.A.

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Global Real Estate Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 4.75% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of the Global Real Estate Portfolio's average daily net assets attributable to Class H shares.

15

Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of the Global Real Estate Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Global Real Estate Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of the Global Real Estate Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of other Morgan Stanley Institutional Funds for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Global Real Estate Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of other Morgan Stanley Institutional Funds held in related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of other Morgan Stanley Institutional Funds held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of other Morgan Stanley Institutional Funds within a

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Global Real Estate Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of other Morgan Stanley Institutional Funds you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, Morgan Stanley & Co. charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of the Global Real Estate Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of a Portfolio, as applicable, by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of a Portfolio, as applicable, will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

17

Shareholder Information (Cont'd)

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I and Class P shares of the International Real Estate Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the International Real Estate Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I, Class P and Class L shares, as applicable, of a Portfolio, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the International Real Estate Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of International Real Estate Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of the Global Real Estate Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the Global Real Estate Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Exchange Privilege

You may exchange Class H shares of the Global Real Estate Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of the International Real Estate Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time as of which the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

19

Shareholder Information (Cont'd)

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases, exchanges and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information—How To Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How To Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, exchanges and redemptions of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the International Real Estate Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

The Global Real Estate Portfolio's and International Real Estate Portfolio's policy is to distribute to shareholders substantially all of their net investment income, if any, in the form of an annual dividend and to distribute net realized capital gains, if any, at least annually.

The U.S. Real Estate Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of quarterly dividends and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2011, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders.

Dividends paid by the Portfolio not attributable to "qualified dividends" received by a Portfolio, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Generally, dividends paid by REITs will be comprised of investment income, long-term capital gains and returns of capital, each of which may be passed on to shareholders of the Fund. "Qualified dividends" may include dividends distributed by certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States and corporations whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2011, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2010. A Portfolio may be able to pass through to you a credit for foreign income taxes it pays.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

The Fund currently consists of the following portfolios:

U.S. Equity

Capital Growth Portfolio
Focus Growth Portfolio
Large Cap Relative Value Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio
U.S. Small/Mid Cap Value Portfolio

Global and International Equity

Active International Allocation Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio**

Global Real Estate Portfolio
Global Value Equity Portfolio*
International Equity Portfolio
International Growth Equity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio

Fixed Income

Emerging Markets Debt Portfolio

*  Portfolio is currently closed to new investors

**  Portfolio is currently closed to new investors with certain exceptions

21

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of each Portfolio, as applicable, for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Global Real Estate Portfolio

	Year Ended December 31,		Period from August 30, 2006^
Class I	2008	2007	to December 31, 2006
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.04	$11.56	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.16	0.18	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(4.67)	(1.09)	1.66
Total from Investment Operations	(4.51)	(0.91)	1.72
Distributions from and/or in Excess of:
Net Investment Income	(0.02)	(0.40)	(0.13)
Net Realized Gain	(0.02)	(0.21)	(0.03)
Total Distributions	(0.04)	(0.61)	(0.16)
Redemption Fees	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$5.49	$10.04	$11.56
Total Return++	(45.00)	7.87%	17.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$473,459	$632,737	$238,647
Ratio of Expenses to Average Net Assets(1)	1.05%+	1.02%+	1.05	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.04%+	1.02%+	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.92%+	1.55%+	1.53	%*
Portfolio Turnover Rate	40%	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	1.15	%*
Net Investment Income to Average Net Assets	N/A	N/A	1.43	%*

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

  *  Annualized

22

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Real Estate Portfolio

	Year Ended December 31,		Period from August 30, 2006^
Class P	2008	2007	to December 31, 2006
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.02	$11.56	$10.00
Income (loss) from Investment Operations
Net Investment Income†	0.16	0.16	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(4.68)	(1.11)	1.67
Total from Investment Operations	(4.52)	(0.95)	1.71
Distributions from and/or in Excess of:
Net Investment Income	(0.01)	(0.38)	(0.12)
Net Realized Gain	(0.02)	(0.21)	(0.03)
Total Distributions	(0.03)	(0.59)	(0.15)
Redemption Fees	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$5.47	$10.02	$11.56
Total Return++	(45.15)%	(8.15)%	17.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,555	$13,187	$116
Ratio of Expenses to Average Net Assets(1)	1.30%	1.27%+	1.30	%*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.29%	1.27%+	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.32%	1.39%+	1.07	%*
Portfolio Turnover Rate	40%	39%	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.32%+	N/A	1.41	%*
Net Investment Income (Loss) to Average Net Assets	2.30%+	N/A	0.96	%*

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

  *  Annualized

23

Global Real Estate Portfolio

Class H	Period from January 2, 2008^ to December 31, 2008
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.95
Income (Loss) from Investment Operations
Net Investment Income†	0.11
Net Realized and Unrealized Loss on Investments	(4.57)
Total from Investment Operations	(4.46)
Distributions from and/or in Excess of:
Net Realized Gain	(0.02)
Net Asset Value, End of Period	$5.47
Total Return++	(44.88	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$391
Ratio of Expenses to Average Net Assets(1)	1.70	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses(1)	1.29	%*+
Ratio of Net Investment Income to Average Net Assets(1)	1.42	%*+
Portfolio Turnover Rate	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.70	%*+
Net Investment Income to Average Net Assets	1.42	%*+

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

  #  Not Annualized

  *  Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

24

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Global Real Estate Portfolio

Class L	Period from June 16, 2008^ to December 31, 2008
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.46
Income (Loss) from Investment Operations
Net Investment Income†	0.04
Net Realized and Unrealized Loss on Investments	(4.05)
Total from Investment Operations	(4.01)
Distributions from and/or in Excess of:
Net Realized Gain	(0.02)
Net Asset Value, End of Period	$5.43
Total Return++	(42.45	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$261
Ratio of Expenses to Average Net Assets(1)	1.81	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses(1)	1.80	%*+
Ratio of Net Investment Income to Average Net Assets(1)	1.20	%*+
Portfolio Turnover Rate	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.84	%*+
Net Investment Income to Average Net Assets	1.17	%*+

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

  #  Not Annualized

  *  Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

25

International Real Estate Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$25.30	$34.82	$23.63	$21.95	$15.13
Income (Loss) from Investment Operations
Net Investment Income†	0.56	0.69	0.35	0.43	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(13.15)	(6.79)	12.78	2.96	6.82
Total from Investment Operations	(12.59)	(6.10)	13.13	3.39	7.18
Distributions from and/or in Excess of:
Net Investment Income	—	(1.77)	(0.85)	(0.35)	(0.36)
Net Realized Gain	(0.12)	(1.65)	(1.09)	(1.36)	—
Total Distributions	(0.12)	(3.42)	(1.94)	(1.71)	(0.36)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$12.59	$25.30	$34.82	$23.63	$21.95
Total Return++	(49.95)%	(17.59)%	56.06%	15.52%	47.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$427,148	$1,053,018	$1,125,569	$250,511	$50,620
Ratio of Expenses to Average Net Assets(1)	0.95%+	0.94%+	0.95%	1.00%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.94%+	0.94%+	0.95%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets(1)	2.68%+	2.10%+	1.19%	1.88%	2.05%
Portfolio Turnover Rate	54%	55%	36%	57%	42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	0.97%	N/A	N/A	1.11%	1.38%
Net Investment Income to Average Net Assets	2.66%	N/A	N/A	1.77%	1.67%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

International Real Estate Portfolio

	Year Ended December 31,
Class P	2008		2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$25.33		$34.83	$23.68	$22.04	$15.17
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.63		0.58	0.29	0.32	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(13.26)		(6.74)	12.77	3.01	6.81
Total from Investment Operations	(12.63)		(6.16)	13.06	3.33	7.16
Distributions from and/or in Excess of:
Net Investment Income	—		(1.69)	(0.82)	(0.33)	(0.29)
Net Realized Gain	(0.12)		(1.65)	(1.09)	(1.36)	—
Total Distributions	(0.12)		(3.34)	(1.91)	(1.69)	(0.29)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$12.58		$25.33	$34.83	$23.68	$22.04
Total Return++	(50.05)%		(17.76)%	55.69%	15.22%	47.15%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,141		$97,800	$97,951	$8,674	$827
Ratio of Expenses to Average Net Assets(1)	1.19	%+	1.19%+	1.20%	1.25%	1.25%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.19	%+	1.19%+	1.20%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.66	%+	1.76%+	0.94%	1.34%	2.03%
Portfolio Turnover Rate	54%		55%	36%	57%	42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.22	%+	N/A	N/A	1.45%	1.66%
Net Investment Income to Average Net Assets	2.64	%+	N/A	N/A	1.14%	1.62%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

27

U.S. Real Estate Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$15.75	$28.24	$23.41	$23.21	$17.92
Income (Loss) from Investment Operations
Net Investment Income†	0.31	0.33	0.42	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(5.84)	(4.87)	8.44	3.58	6.17
Total from Investment Operations	(5.53)	(4.54)	8.86	4.03	6.57
Distributions from and/or in Excess of:
Net Investment Income	(0.31)	(0.50)	(0.49)	(0.44)	(0.42)
Net Realized Gain	(1.04)	(7.45)	(3.54)	(3.39)	(0.86)
Total Distributions	(1.35)	(7.95)	(4.03)	(3.83)	(1.28)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$8.87	$15.75	$28.24	$23.41	$23.21
Total Return++	(38.07)%	(16.63)%	38.85%	17.66%	37.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$448,897	$911,819	$1,635,926	$1,209,668	$1,097,718
Ratio of Expenses to Average Net Assets(1)	0.95%+	0.90%+	0.87%	0.89%	0.97%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.91%+	0.88%+	0.87%	0.89%	N/A
Ratio of Net Investment Income (Loss) to Average
Net Assets(1)	2.19%+	1.23%+	1.55%	1.87%	2.02%
Portfolio Turnover Rate	38%	38%	36%	33%	21%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	0.96%+	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	2.18%+	N/A	N/A	N/A	N/A

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

28

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

U.S. Real Estate Portfolio

	Year Ended December 31,
Class P	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$15.53	$27.96	$23.21	$23.04	$17.80
Income (Loss) from Investment Operations
Net Investment Income†	0.28	0.27	0.37	0.38	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(5.77)	(4.82)	8.34	3.56	6.13
Total from Investment Operations	(5.49)	(4.55)	8.71	3.94	6.48
Distributions from and/or in Excess of:
Net Investment Income	(0.27)	(0.43)	(0.42)	(0.38)	(0.38)
Net Realized Gain	(1.04)	(7.45)	(3.54)	(3.39)	(0.86)
Total Distributions	(1.31)	(7.88)	(3.96)	(3.77)	(1.24)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	—	—
Net Asset Value, End of Period	$8.73	$15.53	$27.96	$23.21	$23.04
Total Return++	(38.26)%	(16.80)%	38.52%	17.37%	36.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$95,828	$171,578	$268,537	$157,650	$149,180
Ratio of Expenses to Average Net Assets(1)	1.20%+	1.15%+	1.12%	1.14%	1.22%
Ratio of Expenses to Average Net Assets
Excluding Non Operating Expenses	1.16%+	1.13%+	1.12%	1.14%	N/A
Ratio of Net Investment Income to Average Net Assets(1)	2.05%+	1.02%+	1.37%	1.60%	1.76%
Portfolio Turnover Rate	38%	38%	36%	33%	21%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.21%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.04%+	N/A	N/A	N/A	N/A

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

29

The page has been left blank intentionally

The page has been left blank intentionally

The page has been left blank intentionally

Where to Find
Additional Information

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports may be obtained from the Commission in any of the following ways:

(1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

MSIREUIPRO-0509

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund, Inc.

Emerging Markets Debt Portfolio

   May 1, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page
Investment Summary

Portfolio

Emerging Markets Debt Portfolio	1

Fees and Expenses of the Portfolio	4

Additional Risk Factors and Information	6

Fund Management	9

Shareholder Information	10

Financial Highlights	18

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Emerging Markets Debt
Portfolio

Objective

The Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser will implement a multi-phase investment process, with an emphasis on sovereign economic fundamentals, to assess sovereign risk and the relative valuations of currencies and interest rates in emerging market countries. As part of its assessment, the Adviser will analyze a country's political, economic and social environment. The Adviser will focus on change at the margin rather than taking static snapshots of economic variables and will seek to interpret events and forces in their early stages and to assess their impact on individual emerging market countries.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (GDP growth, inflation, external accounts, debt serviceability). In selecting the Portfolio's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. In addition, the Adviser analyzes long-term equilibrium real exchange rates, utilizing a proprietary econometric model that considers the impact of various fundamental variables, including productivity differentials, terms of trade and external positions. The Adviser will utilize a proprietary interest rate and yield curve valuation model to identify investment opportunities.

The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in debt securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser may consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities are more volatile in price. The Portfolio invests in many fixed income securities that are rated below "investment grade" or are not rated, but are of equivalent quality. These fixed income securities are often referred to as "high yield securities" or "junk bonds." High yield securities are fixed income securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or if unrated considered by the Adviser to be an appropriate investment for the Portfolio. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High

1

Emerging Markets Debt
Portfolio (Cont'd)

yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a substantial portion of the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

In addition, the Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale. The Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities. In addition, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Emerging Markets Debt
Portfolio (Cont'd)

Annual Total Returns (Class I)
Commenced operations on February 1, 1994

Average Annual Total Returns
(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on February 1, 1994)
Return before Taxes	-10.07%	5.26%	11.48%
Return after Taxes on Distributions	-11.22%	2.98%	8.10%
Return after Taxes on Distributions and Sale of Portfolio Shares	-6.48%	3.23%	7.91%
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	-5.22%	6.60%	10.91%
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	-20.11%	4.21%	10.79%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-10.34%	4.98%	11.17%
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	-5.22%	6.60%	10.91%
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	-20.11%	4.21%	10.79%
Class H3 (commenced operations on January 2, 2008)
Return before Taxes	N/A	N/A	N/A
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	N/A	N/A	N/A
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	N/A	N/A	N/A
Class L3 (commenced operations on June 16, 2008)
Return before Taxes	N/A	N/A	N/A
JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index (reflects no deduction for fees, expenses or taxes)[1]	N/A	N/A	N/A
Lipper Emerging Markets Debt Funds Index (reflects no deduction for taxes)[2]	N/A	N/A	N/A

    The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

    The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P, Class H and Class L shares would have had similar annual returns, but returns would have been generally lower as expenses of these classes are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

  1  The JP Morgan EMBI Global Bond Index/JP Morgan GBI-EM Diversified Bond Index is a custom index represented by performance of the JP Morgan EMBI Global Bond Index (which tracks the performance of U.S. dollar-denominated debt instruments issued by emerging markets) for periods from the Portfolio's inception to September 30, 2007 and the JP Morgan GBI-EM Diversified Bond Index (which tracks local currency government bonds issued by emerging markets) for periods thereafter.

  2  The Lipper Emerging Markets Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Emerging Markets Debt Funds classification.

  3  Class H and Class L had not completed a full calendar year of operations as of December 31, 2008 and therefore Class H and Class L did not have annualized return information to report. Return information for the Portfolio's Class H and Class L shares will be shown in the Average Annual Total Returns table in future prospectuses offering the Portfolio's Class H and Class L shares after the Portfolio's Class H and Class L shares have return information to report. Class H and Class L shares would have had similar annual returns to the returns for Class I, but returns for Class H and Class L would generally have been lower as expenses of Class H and Class L are higher.

3

Fees and Expenses
of the Portfolio

The Securities and Exchange Commission (the "Commission") requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Total Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes.

Emerging Markets Debt Portfolio
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) imposed on Purchases
Class I	NONE
Class P	NONE
Class H†	3.50%
Class L	NONE
Redemption Fee (as a % of the amount redeemed)††
Class I	2.00%
Class P	2.00%
Class H	2.00%
Class L	2.00%
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) Advisory Fees*
Class I	0.75%
Class P	0.75%
Class H	0.75%
Class L	0.75%
Distribution and/or Service (12b-1) Fees
Class I	NONE
Class P	0.25%
Class H	0.25%
Class L	0.75%
Other Expenses*‡
Class I	0.86%**
Class P	0.86%**
Class H	1.11%**
Class L	1.53%**
Total Annual Portfolio Operating Expenses*#
Class I	1.61%
Class P	1.86%
Class H	2.11%
Class L	3.03%

†  The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for the purchase of $50,000 and over. See "Shareholder Information—How To Purchase Class H Shares."

††  Payable to the Portfolio on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I, Class P and Class L Shares," "Shareholder Information—How To Redeem Class H Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

‡  Other Expenses includes transfer agency fees that are incurred on a class-by-class basis.

*  This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to waive a portion of its fees and/or reimburse expenses if total annual Portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowing), and, with respect to Class H and Class L shares only, transfer agency fees, exceed 0.85% for Class I shares, 1.10% for each of Class P and Class H shares and 1.60% for Class L shares.

For the fiscal year ended December 31, 2008, total annual portfolio operating expenses for the Portfolio incurred by investors, including the investment related expenses set forth in the preceding paragraph and after the fee waivers/expenses reimbursements, were 0.83% for Class I shares, 1.12% for Class P shares, 1.18% for Class H shares and 1.72% for Class L shares. Excluding investment related expenses, the total annual portfolio operating expenses after fee waivers and/or expense reimbursements were 0.81% for Class I shares, 1.10% for Class P shares, 1.10% for Class H shares and 1.60% for Class L shares.

Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

**  The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio's average net assets for the fiscal year ended December 31, 2008. The estimated expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ending December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

#  The total annual Portfolio operating expenses listed above are based on the average net assets of the Portfolio as of its fiscal year ended December 31, 2008. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expenses can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Fees and Expenses of the Portfolio

Fees and Expenses
of the Portfolio (Cont'd)

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio
Class I	$164	$508	$876	$1,911
Class P	$189	$585	$1,006	$2,180
Class H	$557	$988	$1,444	$2,706
Class L	$306	$936	$1,591	$3,346

5

Additional Risk Factors
and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Investing

To the extent that the Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, a substantial portion of the Portfolio's securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for the Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as "sovereign debt,'' which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

Emerging Market Risks

The Portfolio invests in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Portfolio's investments in emerging market securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their businesses or finance their families' basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition, most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Foreign Currency

The investments of the Portfolio generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollardenominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio's assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, collateralized mortgage obligations ("CMOs") and structured investments. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific obligation underlying the contract at a specified future time and at a specified price. The Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates or interest rates. The Portfolio may use futures to control its exposure to changes in interest rates and to manage the overall maturity and duration of its securities holdings.

If the Portfolio buys an option, it buys a legal contract

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Risk Factors and Information

Additional Risk Factors
and Information (Cont'd)

giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The use of options would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if the options had not been used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities included in the indices underlying the options.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. The Portfolio may also enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The Portfolio may enter into swap transactions, which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

The Portfolio may enter into credit default swap contracts for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. When used for hedging purposes, the Portfolio would be the buyer of a credit default swap contract. In that case, the Portfolio would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

CMOs are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). IOs and POs may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount the Portfolio receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index.

Risks of Derivatives

The primary risks of derivatives are: (i) changes in the market value of securities held by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests or meeting other obligations. If the Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency. For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio's securities are not denominated.

Mortgage derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO that the Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs and POs may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs and POs may exhibit

7

Additional Risk Factors
and Information (Cont'd)

greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs and POs is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on the Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

Investment Discretion

In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Bank Investors

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with the Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.

Advisory Fees

For the fiscal year ended December 31, 2008, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.00% of the Portfolio's average daily net assets.

Portfolio Management

The Portfolio is managed within the Emerging Markets Debt team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Abigail L. McKenna, Eric J. Baurmeister and Federico L. Kaune, each a Managing Director of the Adviser.

Abigail L. McKenna has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in October 1998. Eric J. Baurmeister has been associated with the Adviser in an investment management capacity since 1997 and began managing the Portfolio in April 2002. Federico L. Kaune has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in April 2003. Ms. McKenna and Messrs. Baurmeister and Kaune are co-portfolio managers.

Members of the team collaborate to manage the assets of the Portfolio.

Additional Information

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolio.

The composition of the team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended June 30, 2008.

9

Shareholder Information

Share Class

This Prospectus offers Class I, Class P, Class H and Class L shares of the Portfolio. Neither Class I shares, Class P nor Class L shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee. Both Class I and Class P shares generally are restricted to investments in minimum amounts that are substantially higher than Class H and Class L shares.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I, Class P, Class H and Class L shares of the Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolio. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of the Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Portfolio and a Distribution and Shareholder Services Plan with respect to the Class L shares of the Portfolio (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Portfolio pays the Distributor a shareholder services fee of up to 0.25% of each of the Class P shares', Class H shares' and Class L shares' average daily net assets on an annualized basis and a distribution fee of 0.50% of the Class L shares' average daily net assets on an annualized basis. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P, Class H and Class L shares. Such fees relate solely to the Class P, Class H and Class L shares and will reduce the net investment income and total return of the Class P, Class H and Class L shares, respectively.

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of the Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolio over other investment options. Any such payments will not change the net asset value ("NAV") or the price of the Portfolio's shares. For more information, please see the Fund's SAI.

About Net Asset Value

The NAV per share of a class of shares of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Fund's Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's net asset value is calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of the Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I, Class P, Class H and Class L shares of the Portfolio at the NAV next determined for the class after receipt of your order, plus any applicable sales charge. The Fund determines the NAV per share for the Portfolio as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's securities is available in the Fund's SAI.

How To Purchase Class I, Class P and Class L Shares

You may purchase Class I, Class P and Class L shares of the Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolio is open for business.

Investors purchasing Class I, Class P and Class L shares through a Financial Intermediary may be charged a

10

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I, Class P or Class L shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the Portfolio. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets (of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and, with respect to Class I and Class P shares only, clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I, Class P or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I, Class P and Class L shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I, Class P and Class L shares by wire.

Initial Purchase by Wire

You may purchase Class I, Class P and Class L shares of the Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to JPMorgan Chase Bank, N.A., the Portfolio's custodian (the "Custodian"). You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase Bank, N.A.

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc. Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

Additional Investments

You may purchase additional Class I, Class P and Class L shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

How To Purchase Class H Shares

Class H shares of the Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class H shares.

Class H shares are available to investors with a minimum investment of $25,000. If the value of your account falls below the minimum initial investment amount for Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class H shares are subject to a sales charge equal to a maximum of 3.50% calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $50,000 and over. Class H shares are subject to a monthly shareholder services fee at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

11

Shareholder Information (Cont'd)

	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	3.50%	3.63%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class H shares of the Portfolio, by combining, in a single transaction, your purchase with purchases of Class H shares of the Portfolio by the following related accounts:

•  A single account (including an individual, trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21).

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class H shares are not subject to a front-end sales charge for accounts of employees of Morgan Stanley and its subsidiaries, such persons' family members (limited to spouse, and children under the age of 21) and trust accounts for which any such person is a beneficiary.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class H shares of the Portfolio for any related account in a single transaction with purchases of Class H shares of another portfolio of the Fund or of other Morgan Stanley Institutional Funds for the related account or any other related account. For the purpose of this combined purchase privilege, a "related account" is:

•  A single account (including an individual account, a joint account and a trust account established solely for the benefit of the individual).

•  A family member account (limited to spouse, and children under the age of 21, but including trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An IRA and single participant retirement account (such as a Keogh).

•  An UGMA/UTMA account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative net asset value of Class H shares of the Portfolio purchased in a single transaction, together with the net asset value of all Class H shares of a portfolio of the Fund or of other Morgan Stanley Institutional Funds held in

The Fund currently consists of the following portfolios:

U.S. Equity

Capital Growth Portfolio
Focus Growth Portfolio
Large Cap Relative Value Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio
U.S. Small/Mid Cap Value Portfolio

Global And International Equity

Active International Allocation Portfolio
Emerging Markets Portfolio
Global Franchise Portfolio**
Global Real Estate Portfolio
Global Value Equity Portfolio*
International Equity Portfolio
International Growth Equity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio

Fixed Income

Emerging Markets Debt Portfolio

*    Portfolio is currently closed to new investors

**    Portfolio is currently closed to new investors with certain exceptions

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

related accounts, amounts to $50,000 or more. For the purposes of the right of accumulation privilege, a related account is any one of the accounts listed under "Combined Purchase Privilege" above.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class H shares of a portfolio of the Fund or of other Morgan Stanley Institutional Funds held in all related accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class H shares of a portfolio of the Fund or of other Morgan Stanley Institutional Funds within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class H shares of other portfolios of the Fund or of other Morgan Stanley Institutional Funds you currently own acquired in exchange for shares of other portfolios of the Fund or other Morgan Stanley Institutional Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

Additional Investments

You may purchase additional Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class H shares. For example, Morgan Stanley & Co. charges clients an order processing fee of $5.25 (except in certain circumstances, including, but not limited to, activity in fee-based accounts, exchanges, dividend reinvestments and systematic investment and withdrawal plans) when a client buys or redeems Class H shares of the Portfolio. Please consult your authorized financial representative for more information regarding any such fee.

General

Class I, Class P, Class H and Class L shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value, taking into account any applicable sales charge.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolio may result in the

13

Shareholder Information (Cont'd)

Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I, Class P and Class L Shares

You may redeem Class I, Class P and Class L shares of the Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I, Class P and Class L shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Class P and Class L shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I, Class P and Class L shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I, Class P and Class L shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I, Class P and Class L shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I, Class P and Class L shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I, Class P and Class L shares for the same class of shares of other available portfolios of the Fund and available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I, Class P or Class L shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of Portfolio shares held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

How To Redeem Class H Shares

You may redeem Class H shares of the Portfolio by contacting your authorized financial representative. The value of Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class H shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class H shares of the Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in the Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class H shares of the Portfolio for Class H shares of other available portfolios of the Fund. In addition, you may exchange Class H shares for Class H shares of available portfolios of Morgan Stanley Institutional Fund Trust. Not all portfolios of the Fund or of Morgan Stanley Institutional Fund Trust offer Class H shares. Your ability to exchange Class H shares may therefore be limited. A front-end sales charge (load) is not imposed on exchanges of Class H shares. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial

15

Shareholder Information (Cont'd)

Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary.

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase, except that it will not be subject to a front-end sales charge. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of the Portfolio, which may include, among other things, diluting the value of the Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio's securities trade and the time as of which the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies.

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I, Class P and Class L Shares," "Shareholder Information—How To Purchase Class H Shares," "Shareholder Information—Other Transaction Information," "Shareholder Information—How To Redeem Class I, Class P and Class L Shares" and "Shareholder Information—How To Redeem Class H Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund (i) has requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address market-timing concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) requires all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within the Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurances that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

The Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of a quarterly dividend and to distribute net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

Taxes

The dividends and distributions you receive from the Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends paid by the Portfolio, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2011, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for long-term capital gain will cease to be in effect after December 31, 2010. The Portfolio may be able to pass through to you a credit for foreign income taxes it pays. The Fund will tell you annually how to treat dividends and distributions. The Portfolio expects to distribute primarily ordinary income dividends.

If you redeem shares of the Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of the Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

17

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I, Class P, Class H and Class L shares of the Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolio's financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolio's financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Emerging Markets Debt Portfolio

	Year Ended December 31,
Class I††	2008	2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.47	$11.99		$11.61	$10.92	$10.59
Income (Loss) from Investment Operations
Net Investment Income†	1.03	0.71		0.49	0.81	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(2.15)	(0.23)		0.80	0.57	0.30
Total from Investment Operations	(1.12)	0.48		1.29	1.38	1.08
Distributions from and/or in Excess of:
Net Investment Income	(0.41)	(1.00)		(0.91)	(0.69)	(0.75)
Total Distributions	(0.41)	(1.00)		(0.91)	(0.69)	(0.75)
Redemption Fees	–	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$9.94	$11.47		$11.99	$11.61	$10.92
Total Return++	(10.07)%	4.68%		11.08%	12.78%	10.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,887	$52,686		$81,212	$92,294	$81,109
Ratio of Expenses to Average Net Assets(1)	0.83%+	0.93	%+^	0.93%^	1.01%	1.04%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.81%+	0.85	%+	0.92%	1.00%	1.04%
Ratio of Net Investment Income to Average Net Assets(1)	9.16%+	6.28	%+	6.11%	7.02%	7.33%
Portfolio Turnover Rate	248%	155%		55%	84%	151%
(1) Supplemental Information on the Ratios to Average Net Assets: Ratios before expense limitation: Expenses to Average Net Assets	1.61%+	1.21	%+	1.04%	N/A	1.07%
Net Investment Income to Average Net Assets	8.38%+	6.00	%+	6.00%	N/A	7.30%

  ††  On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

  ^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.00% for Class I shares. Prior to May 1, 2004, the maximum ratio was 1.75% for Class I shares.

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Emerging Markets Debt Portfolio

	Year Ended December 31,
Class P††	2008	2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.77	$12.29		$11.85	$11.16	$10.80
Income (Loss) from Investment Operations
Net Investment Income†	0.94	0.69		0.50	0.78	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(2.13)	(0.23)		0.81	0.60	0.30
Total from Investment Operations	(1.19)	0.46		1.31	1.38	1.08
Distributions from and/or in Excess of:
Net Investment Income	(0.40)	(0.98)		(0.87)	(0.69)	(0.72)
Total Distributions	(0.40)	(0.98)		(0.87)	(0.69)	(0.72)
Redemption Fees	–	0.00	‡	0.00 ‡	—	—
Net Asset Value, End of Period	$10.18	$11.77		$12.29	$11.85	$11.16
Total Return++	(10.34)%	4.29%		10.79%	12.54%	9.90%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,640	$870		$565	$596	$437
Ratio of Expenses to Average Net Assets(1)	1.12%+	1.20	%+^	1.17%^	1.26%	1.29%^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10%+	1.10	%+	1.16%	1.25%	1.29%
Ratio of Net Investment Income to Average Net Assets(1)	8.56%+	5.99	%+	5.94%	6.70%	7.07%
Portfolio Turnover Rate	248%	155%		55%	84%	151%
(1) Supplemental Information on the Ratios to Average Net Assets: Ratios before expense limitation: Expenses to Average Net Assets	2.31%+	1.49	%+	1.29%	N/A	1.32%
Net Investment Income to Average Net Assets	7.37%+	5.71	%+	5.82%	N/A	7.04%

  ††  On March 17, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

  ^  Effective June 1, 2006, the Adviser has voluntarily agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class P shares. Prior to June 1, 2006, the maximum ratio was 1.25% for Class P shares. Prior to May 1, 2004, the maximum ratio was 2.00% for Class P shares.

19

Emerging Markets Debt Portfolio

Class H	Period from January 2, 2008^ to December 31, 2008
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.86
Income (Loss) from Investment Operations
Net Investment Income†	0.88
Net Realized and Unrealized Loss on Investments	(2.17)
Total from Investment Operations	(1.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.39)
Total Distributions	(0.39)
Net Asset Value, End of Period	$10.18
Total Return++	(10.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,758
Ratio of Expenses to Average Net Assets(1)	1.18	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.10	%*+
Ratio of Net Investment Income to Average Net Assets(1)	7.66	%*+
Portfolio Turnover Rate	248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	2.11	%*+
Net Investment Income to Average Net Assets	6.73	%*+

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ++  Calculated based on the net asset value which does not reflect sales charge, if applicable, as of the last business day of the period.

  #  Not Annualized

  *  Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Emerging Markets Debt Portfolio

Class L	Period from June 16, 2008^ to December 31, 2008
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.84
Income (Loss) from Investment Operations
Net Investment Income†	0.50
Net Realized and Unrealized Loss on Investments	(1.87)
Total from Investment Operations	(1.37)
Distributions from and/or in Excess of:
Net Investment Income	(0.38)
Total Distributions	(0.38)
Net Asset Value, End of Period	$10.09
Total Return++	(11.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$342
Ratio of Expenses to Average Net Assets(1)	1.72	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.60	%*+
Ratio of Net Investment Loss to Average Net Assets(1)	8.78	%*+
Portfolio Turnover Rate	248	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	3.03	%*+
Net Investment Loss to Average Net Assets	7.47	%*+

  ^  Commencement of Operations

  †  Per share amount is based on average shares outstanding.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized

  *  Annualized

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

21

The page has been left blank intentionally

The page has been left blank intentionally

The page has been left blank intentionally

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2009, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports ("Shareholder Reports") that contain additional information about the Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising the Portfolio, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-551-8090); (2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries, call 1-800-548-7786.

Prices and Investment Results are available at www.morganstanley.com/im.

MSIFIPRO-0509

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund, Inc.

U.S. Equity Portfolios

Capital Growth Portfolio

Focus Growth Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

U.S. Small/Mid Cap Value Portfolio

May 1, 2009

Prospectus

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Capital Growth Portfolio

Objective

The Capital Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. issuers with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2008, these market capitalizations ranged between $24 million to $421.8 billion. The Portfolio deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange or over-the-counter ("OTC") markets) is in the United States; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the United States; or (iii) it is organized under the laws of, or has a principal office in the United States. The Portfolio invests primarily in companies that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, which may include emerging market securities, classified as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary Shares ("ADSs") or Global Depositary Shares ("GDSs"), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of foreign issuers. The Portfolio may invest up to 10% of its net assets in real estate investment trusts ("REITs").

Process

The Adviser follows a flexible investment program in looking for companies with above average capital appreciation potential. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

REITs pool investors' funds for investments primarily in real estate properties and real estate-related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

1

Capital Growth Portfolio (Cont'd)

Annual Total Returns (Class I)

Commenced operations on April 2, 1991

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on April 2, 1991)
Return before Taxes	-50.47%	-4.70%	-2.78%
Return after Taxes on Distributions	-50.54%	-4.76%	-3.19%
Return after Taxes on Distributions and Sale of Portfolio Shares	-32.70%	-3.91%	-2.36%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-38.44%	-3.42%	-4.27%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-41.39%	-3.99%	-4.76%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-50.57%	-4.94%	-3.02%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-38.44%	-3.42%	-4.27%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-41.39%	-3.99%	-4.76%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

2  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Large-Cap Growth Funds classification.

2

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Focus Growth Portfolio

Objective

The Focus Growth Portfolio seeks capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to maximize capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies. The Portfolio invests primarily in companies with market capitalizations of $10 billion or more that the Adviser believes have, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection. The Portfolio generally concentrates its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of foreign issuers. The Portfolio may invest up to 10% of its net assets in REITs.

Process

The Adviser follows a flexible investment program in looking for companies with above average capital appreciation potential. Fundamental equity research drives the process. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

REITs pool investors' funds for investments primarily in commercial real estate properties and real estate-related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio's performance more than if the Portfolio were diversified.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

3

Focus Growth Portfolio (Cont'd)

Annual Total Returns (Class I)

Commenced operations on March 8, 1995

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on March 8, 1995)
Return before Taxes	-52.19%	-5.17%	-2.40%
Return after Taxes on Distributions	-52.22%	-5.21%	-3.73%
Return after Taxes on Distributions and Sale of Portfolio Shares	-33.88%	-4.32%	-2.43%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-38.44%	-3.42%	-4.27%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-41.39%	-3.99%	-4.76%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-52.27%	-5.40%	-2.63%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-38.44%	-3.42%	-4.27%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-41.39%	-3.99%	-4.76%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

2  The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Large-Cap Growth Funds classification.

4

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Large Cap Relative Value
Portfolio

Objective

The Large Cap Relative Value Portfolio seeks high total return by investing primarily in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks to construct a diversified portfolio of equity securities of U.S. and, to a limited extent, foreign issuers that will outperform the market over the long term. The Adviser emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers.

Process

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company's outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies with capitalizations within the range of companies included in the Russell 1000® Value Index. As of December 31, 2008, these market capitalizations ranged between $24 million and $421.8 billion. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The Portfolio may also invest up to 15% of its net assets in REITs.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times the Portfolio's market sector, undervalued equity securities of large-capitalization companies, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Portfolio may write (sell) listed and OTC covered call options on its portfolio securities, may purchase and sell stock index futures contracts and may purchase put options on stock indexes and stock index futures. The Portfolio may use options and futures to facilitate trading, to increase or decrease the Portfolio's market exposure, to seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio's securities or an increase in prices of securities that may be purchased.

REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

5

Large Cap Relative Value
Portfolio (Cont'd)

Annual Total Returns (Class I)

Commenced operations on January 31, 1990

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on January 31, 1990)
Return before Taxes	-32.01%	0.59%	2.87%
Return after Taxes on Distributions	-32.28%	0.00%	1.28%
Return after Taxes on Distributions and Sale of Portfolio Shares	-20.34%	0.59%	1.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	-36.85%	-0.79%	1.36%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)[2]	-37.00%	-1.90%	-0.36%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-32.21%	0.30%	2.62%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[1]	-36.85%	-0.79%	1.36%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)[2]	-37.00%	-1.90%	-0.36%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

2  The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Large-Cap Value Funds classification.

6

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

Small Company
Growth Portfolio

Objective

The Small Company Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies. The Adviser selects issuers from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of small capitalization companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser's assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.

The Adviser may invest up to 25% of the Portfolio's net assets in foreign securities, including emerging market securities, classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of foreign issuers. The Portfolio may invest up to 10% of its net assets in REITs.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, small capitalization growth-oriented equity securities may underperform relative to the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country's

7

Small Company
Growth Portfolio (Cont'd)

currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The risk of investing in equity securities is intensified in the case of the small companies in which the Portfolio invests. Market prices for such companies' equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Portfolio may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

REITs pool investors' funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on November 1, 1989

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Past Five Years	Past Ten Years
Class I (commenced operations on November 1, 1989)
Return before Taxes	-41.84%	-1.93%	5.06%
Return after Taxes on Distributions	-41.84%	-2.72%	3.61%
Return after Taxes on Distributions and Sale of Portfolio Shares	-27.70%	-1.38%	3.99%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-38.54%	-2.35%	-0.76%
Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-42.62%	-4.06%	0.92%
Class P (commenced operations on January 2, 1996)
Return before Taxes	-41.97%	-2.17%	4.81%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	-38.54%	-2.35%	-0.76%
Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)[2]	-42.62%	-4.06%	0.92%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio year-by-year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the index's performance. An index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher interest growth values.

2  The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Small-Cap Growth Funds classification.

8

Morgan Stanley Institutional Fund, Inc. Prospectus

Investment Summary

U.S. Small/Mid Cap Value
Portfolio

Objective

The U.S. Small/Mid Cap Value Portfolio seeks long-term capital appreciation.

Approach

The Adviser, Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in common stocks and other equity securities, including convertible securities, of small- and mid-size companies that the Adviser believes are undervalued relative to the marketplace or to similar companies. In accordance with the Portfolio's investment strategy, companies within a capitalization range of $100 million to $7.5 billion or the high end of the range of companies represented in the Russell 2500® Value Index at the time of purchase are considered small- and mid-sized companies by the Adviser. As part of its investment strategy, the Portfolio may invest in securities of foreign issuers. In deciding which securities to buy, hold or sell, the Adviser pursues a value-oriented approach that seeks to identify securities whose market value is less than their intrinsic value. The Adviser focuses on securities with valuation metrics such as price-earnings ratios that are lower than those of the general market averages or similar companies. The Adviser may also consider a company's dividend yield, growth in sales, balance sheet, management capabilities, earnings and cash flow, as well as other factors.

Process

As part of the value-oriented approach, the Adviser may seek to identify companies with growth opportunities that are not fairly valued in the marketplace. Examples of these growth opportunities may include, among others, valuable franchises or other intangibles, ownership of trademarks or trade names, control of distribution networks or databases, ownership of undervalued real estate and other factors that would identify the company as a potential takeover target or turnaround candidate. In addition, the Adviser may select securities because it believes there is some potential catalyst to cause a stock's price to rise. A catalyst might include increased investor attention, asset sales, corporate reorganization, a cyclical turnaround of a depressed business or industry, a new product/innovation, significant changes in management or regulatory shifts. The Portfolio may invest up to 15% of its net assets in REITs. The Portfolio may invest up to 15% of its net assets in foreign securities held either directly or in the form of depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks and other equity securities, including convertible securities, of small- and mid-size companies traded on a U.S. securities exchange. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

The Portfolio's principal investment strategies are subject to the following principal risks:

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, small- to mid-capitalization value-oriented equity securities may underperform relative to the overall market. Investments in small- and mid-size companies may involve greater risk than investments in larger, more established companies. The securities issued by small- and mid-size companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small- and mid-size companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser's perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in convertible securities may subject the Portfolio to the risks associated with both fixed income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall decrease when interest rates rise, as with a fixed income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

REITs pool investors' funds for investments primarily in real estate properties or real estate-related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the

9

U.S. Small/Mid Cap Value
Portfolio (Cont'd)

REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Portfolio's shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets.

Please see "Additional Risk Factors and Information" for further information about these and other risks of investing in the Portfolio.

Annual Total Returns (Class I)

Commenced operations on September 27, 2007

Average Annual Total Returns

(for the calendar periods ended December 31, 2008)

	Past One Year	Since Inception
Class I (commenced operations on September 27, 2007)
Return before Taxes	-38.03%	-34.44%
Return after Taxes on Distributions	-38.05%	-34.46%
Return after Taxes on Distributions and Sale of Portfolio Shares	-24.70%	-29.01%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)[1]	-31.99%	-30.83%
Lipper Mid-Cap Value Funds Index (reflects no deduction for taxes)[2]	-39.71%	-35.46%
Class P (commenced operations on September 27, 2007)
Return before Taxes	-38.21%	-34.65%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)[1]	-31.99%	-30.83%
Lipper Mid-Cap Value Funds Index (reflects no deduction for taxes)[2]	-39.71%	-35.46%

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart and table show the performance of the Portfolio for a year and as an average over different periods of time. The bar chart shows returns for Class I shares only. The Portfolio's Class P shares would have had similar annual returns, but returns would have been generally lower as expenses of this class are higher. Together, the bar chart and table demonstrate the variability of performance over time and provide an indication of the risks of investing in the Portfolio. The table also compares the performance of the Portfolio to indices of similar securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The indices do not show actual investment returns or reflect payment of management or brokerage fees or taxes, which would lower the indices' performance. The indices are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

1  The Russell 2500® Value Index measures the performance of those companies in the Russell 2500® Index with lower price-to-book ratios and lower forecasted growth values.

2  The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this Prospectus, the Portfolio is in the Lipper Mid-Cap Value Funds classification.

10

Fees and Expenses
of the Portfolios

Morgan Stanley Institutional Fund, Inc. Prospectus

Fees and Expenses of the Portfolios

The Securities and Exchange Commission (the "Commission") requires that the Fund disclose in this table the fees and expenses that you may pay if you buy and hold shares of the Portfolios. The Total Annual Portfolio Operating Expenses in the table do not reflect voluntary fee waivers and/or expense reimbursements from the Adviser, which are described in the footnotes.

	Capital Growth Portfolio	Focus Growth Portfolio	Large Cap Relative Value Portfolio	Small Company Growth Portfolio	U.S. Small/Mid Cap Value Portfolio
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of the amount redeemed)
Class I	NONE	NONE	NONE	2.00%†	NONE
Class P	NONE	NONE	NONE	2.00%†	NONE
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Advisory Fees*
Class I	0.49%	0.50%	0.48%	0.90%	0.67%
Class P	0.49%	0.50%	0.48%	0.90%	0.67%
Distribution and/or Service (12b-1) Fees
Class I	NONE	NONE	NONE	NONE	NONE
Class P	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses*
Class I	0.13%	0.79%	0.19%	0.15%	0.50%**
Class P	0.13%	0.79%	0.19%	0.15%	0.50%**
Acquired Fund Fees & Expenses***
Class I	N/A	N/A	0.02%	N/A	N/A
Class P	N/A	N/A	0.02%	N/A	N/A
Total Annual Portfolio Operating Expenses*#
Class I	0.62%	1.29%	0.69%	1.05%	1.17%
Class P	0.87%	1.54%	0.94%	1.30%	1.42%

  †  Payable to the Small Company Growth Portfolio on shares redeemed within 30 days of purchase. The redemption fee is based on the redemption proceeds. See "Shareholder Information—How To Redeem Class I and Class P Shares" and "Shareholder Information—Frequent Purchases and Redemptions of Shares" for more information on redemption fees.

  *  This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolios so that total annual Portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on borrowings), will not exceed 0.80% for Class I shares and 1.05% for Class P shares of the Capital Growth Portfolio; 1.00% for Class I shares and 1.25% for Class P shares of the Focus Growth Portfolio; 0.70% for Class I shares and 0.95% for Class P shares of the Large Cap Relative Value Portfolio; and 1.10% for Class I shares and 1.35% for Class P shares of the Small Company Growth Portfolio.

    Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

  **  The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio's average net assets for the fiscal year ended December 31, 2008. The estimated expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ending December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

  ***  The Portfolio may invest a portion of its assets in Acquired Funds. The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees & Expenses" in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

  #  The total annual Portfolio operating expenses listed above are based on the average net assets of the Portfolio as of its fiscal year ended December 31, 2008. To the extent that the Portfolio's average net assets decrease over the Portfolio's next fiscal year, such expenses can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

11

Fees and Expenses
of the Portfolios (Cont'd)

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.

Example

	1 Year	3 Years	5 Years	10 Years
Capital Growth Portfolio
Class I	$63	$199	$346	$774
Class P	$89	$278	$482	$1,073
Focus Growth Portfolio
Class I	$131	$409	$708	$1,556
Class P	$157	$486	$839	$1,834
Large Cap Relative Value Portfolio
Class I	$70	$221	$384	$859
Class P	$96	$300	$520	$1,155
Small Company Growth Portfolio
Class I	$107	$334	$579	$1,283
Class P	$132	$412	$713	$1,568
U.S. Small/Mid Cap Value Portfolio
Class I	$119	$372	$644	$1,420
Class P	$145	$449	$776	$1,702

12

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Risk Factors and Information

Additional Risk Factors
and Information

This section discusses additional risk factors and information relating to the Portfolios. The Portfolios' investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI"), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Price Volatility

The value of your investment in a Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in a Portfolio.

Foreign Investing

To the extent that a Portfolio invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolios' securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of a Portfolio's investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. These risks may be intensified for a Portfolio's investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect a Portfolio's investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Certain Portfolios may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The investments of the Portfolios generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolios may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios' assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolios may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps and structured investments. These derivatives, including those used to manage risk, are themselves subject to risks of the different

13

Additional Risk Factors
and Information (Cont'd)

markets in which they trade and, therefore, may not serve their intended purposes.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific obligation underlying the contact at a specified future time and at a specified price. A Portfolio may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price. The use of options would subject the Portfolio to certain risks. The Adviser's predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if the options had not been used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities included in the indices underlying the options.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

A Portfolio may enter into swap transactions, which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index.

Risks of Derivatives

The primary risks of derivatives are: (i) changes in the market value of securities held by a Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for a Portfolio to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, a Portfolio may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, a Portfolio may invest in certain derivatives that require the Portfolio to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Portfolio to lose flexibility in managing its investments properly, responding to shareholder redemption requests or meeting other obligations. If a Portfolio is in that position, it could be forced to sell other securities that it wanted to retain.

If a Portfolio utilizes options and/or futures transactions (including investments in stock index futures, or options on stock indexes or stock index futures or writing listed and OTC covered call options), its participation in these markets would subject the Portfolio to certain risks. If the Adviser's predictions of movements in the direction of the stock markets are inaccurate, the adverse consequences to the Portfolio (e.g., a potential reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. OTC covered call options are negotiated with dealers and there is no secondary market for these investments.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Initial Public Offerings

The Portfolios may purchase shares issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

14

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Risk Factors and Information

Additional Risk Factors
and Information (Cont'd)

Exchange-Traded Funds

The Large Cap Relative Value Portfolio may invest up to 10% of its net assets in shares of various exchange-traded funds ("ETFs"). No more than 5% of the Portfolio's net assets will be invested in any one ETF. ETFs seek to track the performance of various portions or segments of the equity markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. The market value of their shares may differ from the net asset value of the particular underlying securities. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Investment Discretion

In pursuing the Portfolios' investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolios' performance.

Bank Investors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, each Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Portfolio's principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect a Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, a Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause a Portfolio to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Portfolios may engage in frequent trading of securities to achieve their investment objectives.

15

Investment Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc. ("Morgan Stanley Distribution"), the Fund's Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of March 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.

Advisory Fees

For the fiscal year ended December 31, 2008, the Adviser received from each Portfolio the advisory fee (net of fee waivers and/or expense reimbursements) set forth in the table below.

Adviser's Rates of Compensation
(as a percentage of average net assets)

Capital Growth Portfolio	0.49%
Focus Growth Portfolio	0.21%
Large Cap Relative Value Portfolio	0.48%
Small Company Growth Portfolio	0.87%
U.S. Small/Mid Cap Value Portfolio	0.67%

Portfolio Management

Capital Growth Portfolio

The Portfolio is managed within the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen and Sam G. Chainani, each a Managing Director of the Adviser, and Alexander T. Norton, Jason C. Yeung and Armistead B. Nash, each an Executive Director of the Adviser.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Portfolio in June 2004. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in June 2004. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in June 2004. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in July 2005. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2007. Mr. Nash has been associated with the Adviser since 2002 and began managing the Portfolio in September 2008.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Focus Growth Portfolio

The Portfolio is managed within the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen and Sam G. Chainani, each a Managing Director of the Adviser, and Alexander T. Norton, Jason C. Yeung and Armistead B. Nash, each an Executive Director of the Adviser.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Portfolio in June 2004. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in June 2004. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in June 2004. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in July 2005. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2007. Mr. Nash has been associated with the Adviser since 2002 and began managing the Portfolio in September 2008.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung

16

Morgan Stanley Institutional Fund, Inc. Prospectus

Fund Management

Portfolio Management (Cont'd)

and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Large Cap Relative Value Portfolio

The Portfolio is managed within the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Adviser, and James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Adviser.

Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003 and began managing the Portfolio in August 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992 and began managing the Portfolio in July 2008. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999 and began managing the Portfolio in August 2003. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 1995 and began managing the Portfolio in August 2003.

Mr. Bastian is the lead manager of the Portfolio. Messrs. Roeder, Laskin and Ms. Maly assist Mr. Bastian in the management of the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Portfolio.

Small Company Growth Portfolio

The Portfolio is managed within the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are David S. Cohen, Dennis P. Lynch and Sam G. Chainani, each a Managing Director of the Adviser, and Alexander T. Norton, Jason C. Yeung and Armistead B. Nash, each an Executive Director of the Adviser.

Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in January 2002. Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998 and began managing the Portfolio in January 1999. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996 and began managing the Portfolio in June 2004. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in July 2005. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2007. Mr. Nash has been associated with the Adviser since 2002 and began managing the Portfolio in September 2008.

Mr. Cohen is the lead portfolio manager of the Portfolio. Messrs. Lynch, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

U.S. Small/Mid Cap Value Portfolio

The Portfolio is managed within the U.S. Small/Mid Cap Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Richard Glass, a Managing Director of the Adviser, and Alexander Yaggy, an Executive Director of the Adviser.

Richard Glass has been associated with the Adviser in an investment management capacity since 2001 and began managing the Portfolio at its inception in September 2007. Alexander Yaggy has been associated with the Adviser in an investment management capacity since January 2006 and began managing the Portfolio at its inception in September 2007. Prior to January 2006, Mr. Yaggy was associated with the Adviser in a research capacity (July 2004 to January 2006) and, prior to July 2004, he was a senior analyst with Neuberger Berman from September 1996 to June 2004.

Additional Information

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Portfolios.

The composition of each team may change from time to time.

A discussion regarding the Board of Directors' approval of the Investment Advisory Agreement is available in the Fund's semiannual report to shareholders for the period ended June 30, 2008 except with respect to the U.S. Small/Mid Cap Value Portfolio which is available in the Fund's annual report to shareholders for the period ended December 31, 2007.

17

Shareholder Information

Share Class

This Prospectus offers Class I and Class P shares of each of the Portfolios. Neither Class I shares nor Class P shares are subject to a sales charge, and Class I shares are not subject to a shareholder services fee.

Distribution of Portfolio Shares

Morgan Stanley Distribution is the exclusive Distributor of Class I and Class P shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class I shares of the Portfolios. The Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the Class P shares' average daily net assets on an annualized basis. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class P shares. Such fees relate solely to the Class P shares and will reduce the net investment income and total return of the Class P shares.

The Adviser and/or Distributor may pay compensation (out of their own funds and not as an expense of the Portfolios) to certain affiliated or unaffiliated brokers or other service providers in connection with the sale or retention of a Portfolio's shares and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with an incentive to favor sales of shares of the Portfolios over other investment options. Any such payments will not change the net asset value ("NAV") or the price of a Portfolio's shares. For more information, please see the Fund's SAI.

About Net Asset Value

The NAV per share of a class of shares of a Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets attributable to the class, less any liabilities attributable to the class, by the total number of outstanding shares of that class of the Portfolio. In making this calculation, each Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, including circumstances under which the Adviser determines that a security's market price is not accurate, fair value prices may be determined in good faith using methods approved by the Board of Directors.

In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund's Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, a Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. To the extent a Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, the Portfolio's net asset value is calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the values of a Portfolio's investment securities may change on days when you will not be able to purchase or sell your shares.

Pricing of Portfolio Shares

You may buy or sell (redeem) Class I and Class P shares of each Portfolio at the NAV next determined for the class after receipt of your order. The Fund determines the NAV per share for the Portfolios as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time").

Portfolio Holdings

A description of the Fund's policies and procedures with respect to the disclosure of each Portfolio's securities is available in the Fund's SAI.

How To Purchase Class I and Class P Shares

The Fund suspended offering Class I and Class P shares of the Small Company Growth Portfolio to new investors.The Fund will continue to offer Class I and Class P shares of the Portfolio to existing shareholders. The Fund may recommence offering Class I and Class P shares of the Portfolio to new investors in the future. Any such offerings of the Small Company Growth Portfolio's shares may be limited in amount and may commence and terminate without any prior notice.

You may purchase Class I and Class P shares of each Portfolio directly from the Fund, from the Distributor or through certain third parties ("Financial Intermediaries") on each day that the Portfolios are open for business.

Investors purchasing Class I and Class P shares through a Financial Intermediary may be charged a transaction-based or other fee by the Financial Intermediary for its services. If you are purchasing Class I or Class P shares through a Financial Intermediary, please consult your Financial Intermediary for purchase instructions.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000,000 for Class P shares of the Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets of at least $5 million investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit

18

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

entities with at least $5 million of investable assets investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and clients who owned Portfolio shares as of December 31, 2007. If the value of your account falls below the minimum initial investment amount for Class I or Class P shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption. You will be notified prior to any such conversions or redemptions.

Initial Purchase by Mail

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form provided by Morgan Stanley Services Company Inc. ("Morgan Stanley Services"), the Fund's transfer agent, which you can obtain by calling Morgan Stanley Services at 1-800-548-7786 and mailing it to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804 together with a check payable to Morgan Stanley Institutional Fund, Inc.

Please note that payments to investors who redeem Class I and Class P shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing Class I and Class P shares by wire.

Initial Purchase by Wire

You may purchase Class I and Class P shares of each Portfolio by wiring Federal Funds (monies credited by a Federal Reserve Bank) to JPMorgan Chase Bank, N.A., the Portfolios' custodian (the "Custodian"). You should forward a completed Account Registration Form to Morgan Stanley Services in advance of the wire. See the section above entitled "Pricing of Portfolio Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

JPMorgan Chase Bank, N.A.

270 Park Avenue
New York, NY 10017
ABA #021000021
DDA #910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

The Fund currently consists of the following portfolios:

U.S. Equity

Capital Growth Portfolio
Focus Growth Portfolio
Large Cap Relative Value Portfolio
Small Company Growth Portfolio*
U.S. Real Estate Portfolio
U.S. Small/Mid Cap Value Portfolio

Global and International Equity

Active International Allocation Portfolio
Emerging Markets Portfolio

Global Franchise Portfolio**

Global Real Estate Portfolio
Global Value Equity Portfolio*
International Equity Portfolio
International Growth Equity Portfolio
International Real Estate Portfolio
International Small Cap Portfolio

Fixed Income

Emerging Markets Debt Portfolio

*  Portfolio is currently closed to new investors

**  Portfolio is currently closed to new investors with certain exceptions

19

Shareholder Information (Cont'd)

Additional Investments

You may purchase additional Class I and Class P shares for your account at any time by purchasing shares at NAV by any of the methods described above. For additional purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions under "Initial Purchase by Wire."

General

Class I and Class P shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask your name, address, date of birth and other information that will allow us to identify you. If we are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and/or tax penalties) or take any other action required by law. In accordance with federal law requirements, the Fund has implemented an anti-money laundering compliance program, which includes the designation of an anti-money laundering compliance officer.

Other Transaction Information

The Fund may suspend the offering of shares, or any class of shares, of the Portfolios or reject any purchase orders when we think it is in the best interests of the Fund.

Certain patterns of exchange and/or purchase or sale transactions involving the Portfolios may result in the Fund rejecting, limiting or prohibiting, at its sole discretion, and without prior notice, additional purchases and/or exchanges and may result in a shareholder's account being closed. Determination in this regard may be made based on the frequency or dollar amount of the previous exchange or purchase or sale transaction. See "Frequent Purchases and Redemptions of Shares."

How To Redeem Class I and Class P Shares

You may redeem Class I and Class P shares of a Portfolio by mail or, if authorized, by telephone, at no charge other than as described below. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class I and Class P shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

Requests should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804.

To be in good order, redemption requests must include the following documentation:

(a)  A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(b)  The share certificates, if issued;

(c)  Any required signature guarantees; and

(d)  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

20

Morgan Stanley Institutional Fund, Inc. Prospectus

Shareholder Information

Shareholder Information (Cont'd)

The Fund will ordinarily distribute redemption proceeds in cash within one business day of your redemption request, but it may take up to seven days. However, if you purchased Class I and Class P shares by check, the Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to eight days.

If we determine that it is in the best interest of the Fund or Portfolio not to pay redemption proceeds in cash, we may distribute to you securities held by the Portfolio from which you are redeeming. If requested, we will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. Redemptions paid in such securities generally will give rise to income, gain or loss for income tax purposes in the same manner as redemptions paid in cash. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

Class I and Class P shares of the Small Company Growth Portfolio redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles and (v) on behalf of advisory accounts where client allocations are solely at the discretion of the the Adviser's investment team. The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange Class I and Class P shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at Financial Intermediaries. Certain Financial Intermediaries may not have the ability to assess a redemption fee. Certain Financial Intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from a Portfolio's redemption fee or may impose certain trading restrictions to deter market-timing and frequent trading. If you invest in a Portfolio through a Financial Intermediary, please read that Financial Intermediary's materials carefully to learn about any other restrictions or fees that may apply.

Exchange Privilege

You may exchange Class I and Class P shares for the same class of shares of other available portfolios of the Fund. In addition, you may exchange Class I shares for Institutional Class shares or Class P shares for Adviser Class shares of available portfolios of Morgan Stanley Institutional Fund Trust. Exchanges are effected based on the respective NAVs of the applicable portfolios (subject to any applicable redemption fee). To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your Financial Intermediary. If you purchased Portfolio shares through a Financial Intermediary, certain portfolios may be unavailable for exchange. Contact your Financial Intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your Financial Intermediary. Otherwise, you should send exchange requests to Morgan Stanley Services by mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786.

When you exchange for Class I and Class P shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. Your exchange price will be the price calculated at the next Pricing Time after the Fund receives your exchange order. The Fund, in its sole discretion, may waive the minimum initial investment amount in certain cases. An exchange of shares of the Small Company Growth Portfolio held for less than 30 days from the date of purchase will be subject to the 2% redemption fee described above. The Fund may terminate or revise the exchange privilege upon required notice or in certain cases without notice.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares by Portfolio shareholders are referred to as "market-timing" or "short-term trading" and may present risks for other shareholders of a Portfolio, which may include, among other things, diluting the value of a Portfolio's shares held by long-term shareholders, interfering with the efficient management of the Portfolio, increasing brokerage and administrative costs, incurring unwanted taxable gains and forcing the Portfolio to hold excess levels of cash.

In addition, a Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which a Portfolio's securities trade and the time as of which the Portfolio's NAV is calculated ("time-zone arbitrage"). For example, a market-timer may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market-timer would redeem the Portfolio's shares the next day when the Portfolio's share price would reflect the increased prices in foreign markets for a quick profit at the expense of long-term Portfolio shareholders.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments

21

Shareholder Information (Cont'd)

include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage").

The Fund discourages and does not accommodate frequent purchases and redemptions of Portfolio shares by Portfolio shareholders and the Fund's Board of Directors has adopted policies and procedures with respect to such frequent purchases and redemptions.

The Fund's policies with respect to purchases and redemptions of Portfolio shares are described in the "Shareholder Information—How To Purchase Class I and Class P Shares," "Shareholder Information—Other Transaction Information" and "Shareholder Information—How To Redeem Class I and Class P Shares" sections of this Prospectus. Except as described in each of these sections, and with respect to trades that occur through omnibus accounts at Financial Intermediaries, as described below, the Fund's policies regarding frequent trading of Portfolio shares are applied uniformly to all shareholders. With respect to trades that occur through omnibus accounts at Financial Intermediaries, such as investment advisers, broker-dealers, transfer agents and third party administrators, the Fund has (i) requested assurance that such Financial Intermediaries currently selling Portfolio shares have in place internal policies and procedures reasonably designed to address markettiming concerns and has instructed such Financial Intermediaries to notify the Fund immediately if they are unable to comply with such policies and procedures and (ii) required all prospective Financial Intermediaries to agree to cooperate in enforcing the Fund's policies with respect to frequent purchases, redemptions and exchanges of Portfolio shares.

With respect to trades that occur through omnibus accounts at Financial Intermediaries, to some extent, the Fund relies on the Financial Intermediary to monitor frequent short-term trading within a Portfolio by the Financial Intermediary's customers and to collect the Portfolio's redemption fee from its customers. However, the Fund has entered into agreements with Financial Intermediaries whereby Financial Intermediaries are required to provide certain customer identification and transaction information upon the Fund's request. The Fund may use this information to help identify and prevent markettiming activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activities.

Dividends and Distributions

Each Portfolio's policy is to distribute to shareholders substantially all of its net investment income, if any, in the form of an annual dividend and to distribute to shareholders net realized capital gains, if any, at least annually.

The Fund automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to the Fund or your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

Taxes

The dividends and distributions you receive from a Portfolio may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. For taxable years beginning before January 1, 2011, dividends paid by a Portfolio that are attributable to "qualified dividends" received by the Portfolio may be taxed at reduced rates to individual shareholders (15% at the maximum), if certain requirements are met by the Portfolio and the shareholders.

Dividends paid by a Portfolio not attributable to "qualified dividends" received by a Portfolio, including distributions of short-term capital gains, will be taxed at normal tax rates applicable to ordinary income. Long-term capital gains distributions to individuals are taxed at a reduced rate (15% at the maximum) before January 1, 2011, regardless of how long you have held your shares. Unless further Congressional legislative action is taken, reduced rates for dividends and long-term capital gain will cease to be in effect after December 31, 2010. The Fund will tell you annually how to treat dividends and distributions.

If you redeem shares of a Portfolio, you may be subject to tax on any gains you earn based on your holding period for the shares and your marginal tax rate. An exchange of shares of a Portfolio for shares of another portfolio is treated for tax purposes as a sale of the original shares in the Portfolio, followed by the purchase of shares in the other portfolio. Conversions of shares between classes will not result in taxation.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

22

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Financial Highlights

The financial highlights tables that follow are intended to help you understand the financial performance of the Class I and Class P shares of each Portfolio for the past five years or since inception if less than five years. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP's report, along with the Portfolios' financial statements, are incorporated by reference into the Fund's SAI and are included in the Fund's Annual Report to Shareholders. The Annual Report and the Portfolios' financial statements, as well as the SAI, are available at no cost from the Fund at the toll-free number noted on the back cover to this Prospectus.

Capital Growth Portfolio

	Year Ended December 31,
Class I	2008	2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$24.69	$20.28		$19.49	$16.88	$15.74
Income (Loss) from Investment Operations
Net Investment Income†	0.05	0.10		0.01	0.02	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(12.50)	4.41		0.78	2.63	1.13
Total from Investment Operations	(12.45)	4.51		0.79	2.65	1.22
Distributions from and/or in Excess of
Net Investment Income	(0.10)	(0.10)		(0.00)‡	(0.04)	(0.08)
Net Realized Gain	(0.02)	—		—	—	—
Total Distributions	(0.12)	(0.10)		—	(0.04)	(0.08)
Redemption Fees	0.00 ‡	0.00	‡	0.00 ‡	–	–
Net Asset Value, End of Period	$12.12	$24.69		$20.28	$19.49	$16.88
Total Return++	(50.47)%	22.29%		4.07%	15.72%	7.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$543,841	$1,406,866		$1,012,417	$871,905	$554,097
Ratio of Expenses to Average Net Assets	0.62%+	0.62	%+	0.63%	0.65%	0.77%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.62%+	0.62	%+	0.63%	0.65%	N/A
Ratio of Net Investment Income to Average Net Assets	0.24%+	0.46	%+	0.03%	0.13%	0.58%
Portfolio Turnover Rate	42%	50%		59%	106%	179%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

23

Capital Growth Portfolio

	Year Ended December 31,
Class P	2008	2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$24.27	$19.95		$19.21	$16.67	$15.55
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00 ‡	0.05		(0.04)	(0.03)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(12.27)	4.33		0.78	2.60	1.11
Total from Investment Operations	(12.27)	4.38		0.74	2.57	1.16
Distributions from and/or in Excess of
Net Investment Income	(0.04)	(0.06)		–	(0.03)	(0.04)
Net Realized Gain	(0.02)	—		—	—	—
Total Distributions	(0.06)	(0.06)		—	(0.03)	(0.04)
Redemption Fees	0.00 ‡	0.00	‡	0.00 ‡	–	–
Net Asset Value, End of Period	$11.94	$24.27		$19.95	$19.21	$16.67
Total Return++	(50.57)%	21.93%		3.85%	15.41%	7.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,883	$166,717		$57,689	$35,678	$202,893
Ratio of Expenses to Average Net Assets	0.87%+	0.87	%+	0.88%	0.90%	1.02%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.87%+	0.87	%+	0.88%	0.90%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.01)+	0.24	%+	(0.23)%	(0.17)%	0.33%
Portfolio Turnover Rate	42%	50%		59%	106%	179%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

24

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Focus Growth Portfolio

	Year Ended December 31,
Class I	2008		2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$18.81		$15.19		$14.78	$12.59	$11.79
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.00	‡	0.03		(0.03)	(0.03)	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(9.82)		3.62		0.44	2.24	0.78
Total from Investment Operations	(9.82)		3.65		0.41	2.21	0.82
Distributions from and/or in Excess of
Net Investment Income	(0.04)		(0.03)		–	(0.02)	(0.02)
Total Distributions	(0.04)		(0.03)		–	(0.02)	(0.02)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	–	–
Net Asset Value, End of Period	$8.95		$18.81		$15.19	$14.78	$12.59
Total Return++	(52.19)%		24.02%		2.77%	17.60%	7.00%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,879		$13,852		$12,416	$54,321	$52,757
Ratio of Expenses to Average Net Assets(1)	1.00	%+	1.00	%+	0.79%	0.91%	1.00%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.00	%+	1.00	%+	0.79%	0.91%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.02	%+	0.16%		(0.23)%	(0.27)%	0.35%
Portfolio Turnover Rate	36%		57%		76%	78%	163%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.29	%+	1.13	%+	N/A	N/A	1.11%
Net Investment Income (Loss) to Average Net Assets	(0.27	)%+	0.03	%+	N/A	N/A	0.24%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

25

Focus Growth Portfolio

	Year Ended December 31,
Class P	2008		2007		2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$18.32		$14.81		$14.45	$12.34	$11.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.04)		(0.01)		(0.06)	(0.06)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(9.55)		3.52		0.42	2.19	0.75
Total from Investment Operations	(9.59)		3.51		0.36	2.13	0.77
Distributions from and/or in Excess of
Net Investment Income	0.00	‡	–		–	(0.02)	–
Total Distributions	0.00	‡	–		–	(0.02)	–
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	–	–
Net Asset Value, End of Period	$8.73		$18.32		$14.81	$14.45	$12.34
Total Return++	(52.27)%		23.70%		2.49%	17.30%	6.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,069		$2,913		$2,317	$12,442	$8,559
Ratio of Expenses to Average Net Assets(2)	1.25	%+	1.25	%+	1.04%	1.16%	1.25%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	1.25	%+	1.25	%+	1.04%	1.16%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(2)	(0.24	)%+	(0.07)%		(0.45)%	(0.49)%	0.18%
Portfolio Turnover Rate	36%		57%		76%	78%	163%
(2)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.54	%+	1.38	%+	N/A	N/A	1.36%
Net Investment Income (Loss) to Average Net Assets	(0.53	)%+	(0.20	)%+	N/A	N/A	0.07%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

26

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Large Cap Relative Value Portfolio

	Year Ended December 31,
Class I	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.86	$12.20	$11.10	$10.52	$9.30
Income (Loss) from Investment Operations
Net Investment Income†	0.21	0.21	0.20	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(3.96)	0.16	1.62	0.90	1.23
Total from Investment Operations	(3.75)	0.37	1.82	1.05	1.35
Distributions from and/or in Excess of
Net Investment Income	(0.21)	(0.22)	(0.20)	(0.14)	(0.13)
Net Realized Gain	(0.05)	(0.49)	(0.52)	(0.33)	–
Total Distributions	(0.26)	(0.71)	(0.72)	(0.47)	(0.13)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	–	–
Net Asset Value, End of Period	$7.85	$11.86	$12.20	$11.10	$10.52
Total Return++	(32.01)%	2.90%	16.47%	10.07%	14.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$150,025	$236,784	$211,904	$102,973	$90,938
Ratio of Expenses to Average Net Assets	0.67%+	0.67%+	0.68%	0.68%	0.70%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.67%+	0.67%+	0.68%	0.68%	N/A
Ratio of Net Investment Income to Average Net Assets	2.06%+	1.71%+	1.71%	1.36%	1.28%
Portfolio Turnover Rate	50%	31%	33%	46%	84%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	N/A	0.74%
Net Investment Income to Average Net Assets	N/A	N/A	N/A	N/A	1.24%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

27

Large Cap Relative Value Portfolio

	Year Ended December 31,
Class P	2008	2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.85	$12.18	$11.09	$10.51	$9.31
Income (Loss) from Investment Operations
Net Investment Income†	0.18	0.19	0.17	0.12	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(3.96)	0.15	1.61	0.91	1.20
Total from Investment Operations	(3.78)	0.34	1.78	1.03	1.30
Distributions from and/or in Excess of
Net Investment Income	(0.18)	(0.18)	(0.17)	(0.12)	(0.10)
Net Realized Gain	(0.05)	(0.49)	(0.52)	(0.33)	–
Total Distributions	(0.23)	(0.67)	(0.69)	(0.45)	(0.10)
Redemption Fees	0.00 ‡	0.00 ‡	0.00 ‡	–	–
Net Asset Value, End of Period	$7.84	$11.85	$12.18	$11.09	$10.51
Total Return++	(32.21)%	2.72%	16.38%	9.81%	14.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,856	$50,287	$63,300	$101,499	$75,189
Ratio of Expenses to Average Net Assets	0.92%+	0.92%+	0.93%	0.93%	0.95%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.92%+	0.92%+	0.93%	0.93%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	1.81%+	1.48%+	1.44%	1.10%	1.05%
Portfolio Turnover Rate	50%	31%	33%	46%	84%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	N/A	0.99%
Net Investment Income to Average Net Assets	N/A	N/A	N/A	N/A	1.01%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

28

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

Small Company Growth Portfolio

	Year Ended December 31,
Class I	2008		2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$13.12		$13.31	$12.89	$12.50	$10.81
Income (Loss) from Investment Operations
Net Investment Loss†	(0.01)		(0.05)	(0.08)	0.00 ‡	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(5.47)		0.45	1.59	1.72	2.16
Total from Investment Operations	(5.48)		0.40	1.51	1.72	2.07
Distributions from and/or in Excess of
Net Realized Gain	–		(0.59)	(1.09)	(1.33)	(0.38)
Total Distributions	–		(0.59)	(1.09)	(1.33)	(0.38)
Redemption Fees	0.00	%‡	0.00 ‡	0.00 ‡	0.00 ‡	–
Net Asset Value, End of Period	$7.64		$13.12	$13.31	$12.89	$12.50
Total Return++	(41.84)%		3.04%	11.90%	13.55%	19.17%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$638,559		$1,137,839	$1,028,030	$896,204	$651,276
Ratio of Expenses to Average Net Assets(1)	1.02	%+	1.01%+	1.01%	1.04%	1.10%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.02	%+	1.01%+	1.01%	1.04%	N/A
Ratio of Net Investment Loss to Average Net Assets(1)	(0.08	)%+	(0.35)%+	(0.56)%	(0.04)%	(0.79)%
Portfolio Turnover Rate	34%		50%	76%	73%	111%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.05	%+	N/A	N/A	N/A	1.16%
Net Investment Loss to Average Net Assets	(0.11	)%+	N/A	N/A	N/A	(0.85)%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

29

Small Company Growth Portfolio

	Year Ended December 31,
Class P	2008		2007	2006	2005	2004
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$12.39		$12.63	$12.31	$12.02	$10.43
Income (Loss) from Investment Operations
Net Investment Loss†	(0.03)		(0.08)	(0.10)	(0.03)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(5.17)		0.43	1.51	1.65	2.08
Total from Investment Operations	(5.20)		0.35	1.41	1.62	1.97
Distributions from and/or in Excess of
Net Realized Gain	–		(0.59)	(1.09)	(1.33)	(0.38)
Total Distributions	–		(0.59)	(1.09)	(1.33)	(0.38)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	–	–
Net Asset Value, End of Period	$7.19		$12.39	$12.63	$12.31	$12.02
Total Return++	(41.97)%		2.81%	11.55%	13.35%	18.79%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$345,302		$698,183	$857,275	$808,493	$713,733
Ratio of Expenses to Average Net Assets(1)	1.27	%+	1.26%+	1.26%	1.29%	1.35%
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.27	%+	1.26%+	1.26%	1.29%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.34	)%+	(0.61)%+	(0.81)%	(0.24)%	(1.02)%
Portfolio Turnover Rate	34%		50%	76%	73%	111%
(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios before expense limitation:
Expenses to Average Net Assets	1.30	%+	N/A	N/A	N/A	1.41%
Net Investment Loss to Average Net Assets	(0.37	)%+	N/A	N/A	N/A	(1.09)%

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

30

Morgan Stanley Institutional Fund, Inc. Prospectus

Financial Highlights

U.S. Small/Mid Cap Value Portfolio

Class I	Year Ended December 31, 2008	Period from September 27, 2007^ to December 31, 2007
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.47	$10.00
Income (Loss) from Investment Operations
Net Investment Income†	0.00 ‡	0.00	‡
Net Realized and Unrealized Gain (Loss) on Investments	(3.60)	(0.52)
Total from Investment Operations	(3.60)	(0.52)
Distributions from and/or in Excess of
Net Investment Income	(0.00)‡	–
Net Realized Gain	(0.01)	(0.01)
Total Distributions	(0.01)	(0.01)
Net Asset Value, End of Period	$5.86	$9.47
Total Return++	(38.03)%	(5.21	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,492	$20,112
Ratio of Expenses to Average Net Assets	1.17%+	1.30	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.17%+	N/A
Ratio of Net Investment Income to Average Net Assets	0.02%+	0.09	%*+
Portfolio Turnover Rate	69%	38	%#

  ^  Commencement of Operations.

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

  *  Annualized.

31

U.S. Small/Mid Cap Value Portfolio

Class P	Year Ended December 31, 2008	Period from September 27, 2007^ to December 31, 2007
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.47	$10.00
Income (Loss) from Investment Operations
Net Investment Loss†	(0.02)	0.00	‡
Net Realized and Unrealized Loss on Investments	(3.60)	(0.52)
Total from Investment Operations	(3.62)	(0.52)
Distributions from and/or in Excess of
Net Investment Income	(0.00)‡	–
Net Realized Gain	(0.01)	(0.01)
Total Distributions	(0.01)	(0.01)
Net Asset Value, End of Period	$5.84	$9.47
Total Return++	(38.21)%	(5.31	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$58	$95
Ratio of Expenses to Average Net Assets	1.42%+	1.55	%*+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.42%+	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.24)%+	(0.16	)%*+
Portfolio Turnover Rate	69%	38	%#

  ^  Commencement of Operations.

  †  Per share amount is based on average shares outstanding.

  ‡  Amount is less than $0.005 per share.

  ++  Calculated based on the net asset value as of the last business day of the period.

  #  Not Annualized.

  +  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio—Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the years ended December 31, 2008 and December 31, 2007, respectively.

  *  Annualized.

32

Morgan Stanley Institutional Fund, Inc. Prospectus

Additional Information

Where to Find
Additional Information

In addition to this Prospectus, the Fund has an SAI, dated May 1, 2009, which contains additional, more detailed information about the Fund and the Portfolios. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semiannual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year. For additional Fund information, including information regarding the investments comprising each of the Portfolios, please call the toll-free number below.

You may obtain the SAI and Shareholder Reports without charge by contacting the Fund at the toll-free number below or on our internet site at: www.morganstanley.com/im. If you purchased shares through a Financial Intermediary, you may also obtain these documents, without charge, by contacting your Financial Intermediary.

Information about the Fund, including the SAI, and Shareholder Reports may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-05624.

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, MO 64121-9804

For Shareholder Inquiries,
call 1-800-548-7786.

Prices and Investments Results are available at
www.morganstanley.com/im.

MSIEQUPRO-0509

MORGAN STANLEY INSTITUTIONAL FUND, INC.

P.O. Box 2798
Boston, Massachusetts 02208-2798

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2009

Morgan Stanley Institutional Fund, Inc. (the "Fund") is a mutual fund consisting of 16 portfolios (each a "Portfolio" and collectively the "Portfolios") offering a variety of investment alternatives. Each Portfolio offers both Class I and Class P shares. The Emerging Markets Debt Portfolio and Global Real Estate Portfolio also offer Class H and Class L shares. Following is a list of the Portfolios included in this Statement of Additional Information ("SAI"):

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS:	U.S. EQUITY PORTFOLIOS:

Active International Allocation Portfolio	Capital Growth Portfolio

Emerging Markets Portfolio	Focus Growth Portfolio

Global Franchise Portfolio**	Large Cap Relative Value Portfolio

Global Real Estate Portfolio	Small Company Growth Portfolio*

Global Value Equity Portfolio*	U.S. Real Estate Portfolio

International Equity Portfolio	U.S. Small/Mid Cap Value Portfolio

International Growth Equity Portfolio

International Real Estate Portfolio	FIXED INCOME PORTFOLIO:

International Small Cap Portfolio	Emerging Markets Debt Portfolio

  *  Portfolio is currently closed to new investors.

  **  Portfolio is currently closed to new investors with certain exceptions.

This SAI is not a prospectus, but should be read in conjunction with the Fund's prospectuses, each dated May 1, 2009, as may be supplemented from time to time. To obtain any of these prospectuses, please call the Fund toll-free at 1-800-548-7786.

The Fund's most recent Annual Report is a separate document supplied with this SAI and includes the Fund's audited financial statements, including notes thereto, and the report of Ernst & Young LLP, which are incorporated by reference into this SAI.

Certain Portfolios are "non-diversified" and, as such, such Portfolios' investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified'' funds or portfolios, each such Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Portfolio's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio's overall value to decline to a greater degree. The Emerging Markets Debt, Focus Growth, Global Franchise, Global Real Estate, International Real Estate and U.S. Real Estate Portfolios are non-diversified portfolios.

INVESTMENT POLICIES AND STRATEGIES

This SAI provides additional information about the investment policies and operations of the Fund and its Portfolios. Morgan Stanley Investment Management Inc. (the "Adviser") acts as investment adviser to each Portfolio. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Real Estate and International Small Cap Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity and International Real Estate Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

The following tables summarize the permissible strategies and investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a more complete description of such Portfolio's investment policies. More details about each investment and related risks are provided in the discussion following the tables.

GLOBAL AND INTERNATIONAL EQUITY PORTFOLIOS

	Active International Allocation	Emerging Markets	Global Franchise	Global Real Estate	Global Value Equity	International Equity	International Growth Equity	International Real Estate	International Small Cap
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓
Depositary Receipts	✓	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stocks	✓	✓	✓	✓	✓	✓	✓	✓	✓
Rights	✓	✓	✓	✓	✓	✓	✓	✓	✓
Warrants	✓	✓	✓	✓	✓	✓	✓	✓	✓
IPOs	✓	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓	✓
Investment Company Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investing	✓	✓	✓	✓	✓	✓	✓	✓	✓
—REITs	✓	✓	✓	✓	✓	✓	✓	✓	✓
—Foreign Real Estate Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓
—Specialized Ownership Vehicles	✓	✓	✓	✓	✓	✓	✓	✓	✓
Fixed Income Securities:
Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
High Yield Securities		✓
U.S. Government Securities	✓	✓	*	✓	*	*	✓	✓	*
Agencies	✓	✓	*	✓	*	*	✓	✓	*
Corporates	✓	✓	*	✓	*	*	✓	✓	*
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Cash Equivalents	✓	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage Related Securities							✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipals
Asset-Backed Securities
Loan Participations and Assignments		✓
Temporary Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓		✓			✓	✓
Eurodollar and Yankee Dollar Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Investment:
Foreign Equity Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Government Fixed Income Securities	✓	✓					✓	✓
Foreign Corporate Fixed Income Securities	✓	✓		✓			✓	✓
Emerging Market Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓		✓	✓	✓	✓	✓
Brady Bonds	✓	✓		✓	✓		✓	✓
Investment Funds	✓	✓	✓	✓	✓	✓	✓	✓	✓
Other Securities and Investment Strategies:
Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓

	Active International Allocation	Emerging Markets	Global Franchise	Global Real Estate	Global Value Equity	International Equity	International Growth Equity	International Real Estate	International Small Cap
Borrowing for Investment Purposes
Temporary Borrowing	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements
Short Sales
Structured Products	✓	✓	✓	✓	✓	✓	✓	✓	✓
Derivatives:
Forward Foreign Currency Exchange Contracts	✓	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓	✓
Forward Contracts	✓	✓	✓	✓	✓	✓	✓	✓	✓
Options	✓	✓	✓	✓	✓	✓	✓	✓	✓
Swaps, Caps, Collars and Floors	✓	✓	✓	✓	✓	✓	✓	✓	✓
Contracts for Difference (CFDs)	✓	✓				✓	✓		✓

  *  See Money Market Instruments and Temporary Investments.

U.S. EQUITY PORTFOLIOS

	Capital Growth	Focus Growth	Large Cap Relative Value	Small Company Growth	U.S. Real Estate	U.S. Small/Mid Cap Value
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓
Depositary Receipts	✓	✓	✓	✓	✓	✓
Preferred Stocks	✓	✓	✓	✓	✓	✓
Rights	✓	✓	✓	✓	✓	✓
Warrants	✓	✓	✓	✓	✓	✓
IPOs	✓	✓		✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Limited Partnerships	✓	✓	✓	✓	✓	✓
Investment Company Securities	✓	✓	✓	✓	✓	✓
Real Estate Investing	✓	✓	✓	✓	✓	✓
—REITs	✓	✓	✓	✓	✓	✓
—Specialized Ownership Vehicles	✓	✓	✓	✓	✓	✓
Fixed Income Securities:
Investment Grade Securities	✓	✓	✓	✓	✓	✓
High Yield Securities						✓
U.S. Government Securities	✓	✓	✓	✓	✓	✓
Agencies	✓	✓	✓	✓	✓	✓
Corporates	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Cash Equivalents	✓	✓	✓	✓	✓	✓
Mortgage Related Securities						✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Municipals
Asset-Backed Securities

	Capital Growth	Focus Growth	Large Cap Relative Value	Small Company Growth	U.S. Real Estate	U.S. Small/Mid Cap Value
Loan Participations and Assignments
Temporary Investments	✓	✓	✓	✓	✓	✓
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓	✓
Eurodollar and Yankee Dollar Obligations						✓
Foreign Investment:
Foreign Equity Securities	✓	✓	✓	✓	✓	✓
Foreign Government Fixed Income Securities					✓	✓
Foreign Corporate Fixed Income Securities					✓	✓
Emerging Market Securities	✓	✓	✓	✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Brady Bonds						✓
Investment Funds	✓	✓	✓	✓	✓	✓
Other Securities and Investment Strategies:
Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓
Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓
When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓
Borrowing for Investment Purposes
Temporary Borrowing	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓					✓
Short Sales
Structured Products	✓	✓	✓	✓	✓	✓
Derivatives:
Forward Foreign Currency Exchange Contracts	✓	✓	✓	✓	✓	✓
Futures Contracts	✓	✓	✓	✓	✓	✓
Forward Contracts	✓	✓	✓	✓	✓	✓
Options	✓	✓	✓	✓	✓	✓
Swaps, Caps, Collars and Floors	✓	✓	✓	✓	✓	✓

FIXED INCOME PORTFOLIO

Emerging Markets Debt
Equity Securities:
Common Stocks
Depositary Receipts	✓
Preferred Stocks	✓
Rights	✓
Warrants	✓
Convertible Securities	✓
Limited Partnerships
Investment Company Securities	✓
Real Estate Investing
—REITs
—Specialized Ownership Vehicles

Emerging Markets Debt
Fixed Income Securities:
Investment Grade Securities	✓
High Yield Securities	✓
U.S. Government Securities	✓
Agencies	✓
Corporates	✓
Money Market Instruments	✓
Cash Equivalents	✓
Mortgage Related Securities	✓
—MBSs	✓
—CMOs	✓
—SMBSs	✓
Repurchase Agreements	✓
Municipals	✓
Asset-Backed Securities	✓
Loan Participations and Assignments	✓
Temporary Investments	✓
Zero Coupons, Pay-In-Kind Securities or Deferred Payment	✓
Floaters	✓
Inverse Floaters	✓
Eurodollar and Yankee Dollar Obligations	✓
Foreign Investment:
Foreign Equity Securities	✓
Foreign Government Fixed Income Securities	✓
Foreign Corporate Fixed Income Securities	✓
Emerging Market Securities	✓
Foreign Currency Transactions	✓
Brady Bonds	✓
Investment Funds	✓
Other Securities and Investment Strategies:
Loans of Portfolio Securities	✓
Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓
When-Issued and Delayed Delivery Securities	✓
Borrowing for Investment Purposes	✓
Temporary Borrowing	✓
Reverse Repurchase Agreements	✓
Short Sales	✓
Structured Products	✓
Derivatives:
Forward Foreign Currency Exchange Contracts	✓
Futures Contracts	✓
Forward Contracts	✓
Options	✓
Swaps, Caps, Collars and Floors	✓

EQUITY SECURITIES

Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities.

Common Stocks. Common stocks are equity securities representing an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. ADRs also include American depositary shares. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, a Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Preferred Stocks. Preferred stocks are securities that evidence ownership in a corporation which pay a fixed or variable stream of dividends. Preferred stocks have a preference over common stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because preferred stocks pay a fixed or variable stream of dividends, they have many of the characteristics of a fixed income security and are, therefore, included in both the definition of equity security and fixed income security.

Rights. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's common stock at the time of a new issuance, usually at a price below the initial offering price of the common stock and before the common stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.

IPOs. The Portfolios may purchase equity securities issued as part of, or a short period after, a company's initial public offering ("IPOs"), and may at times dispose of those securities shortly after their acquisition. A Portfolio's purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Convertible Securities. Convertible securities are securities that may be exchanged under certain circumstances for a fixed number of shares of common stock or other equity securities. Convertible securities generally represent a feature of some other type of security, such as a fixed income security or preferred stock, so that, for example, a convertible fixed income security would be a fixed income security that is convertible into common stock. Convertible securities may be viewed as an investment in the current security or the security into which the convertible securities may be exchanged and, therefore, are included in both the definitions of equity security and fixed income security. Each of the U.S., Global and International Equity Portfolios can invest up to 5% of its assets in convertible securities that have been rated below investment grade.

Limited Partnerships. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Investment Company Securities. Investment company securities are securities of other open-end, closed-end and unregistered investment companies, including foreign investment companies, hedge funds and exchange-traded funds. A Portfolio may invest in investment company securities as may be permitted by (i) the Investment Company Act of 1940, as amended from time to time (the "1940 Act"); (ii) the rules and regulations promulgated by the United States Securities and Exchange Commission (the "SEC") under the 1940 Act, as amended from time to time; or (iii) an exemption or other relief applicable to the Portfolio from provisions of the 1940 Act, as amended from time to time. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a portfolio's total assets in any one investment company, and no more than 10% in any combination of investment companies. A Portfolio may invest in investment company securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the SEC. To the extent a Portfolio invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company's portfolio securities, and a shareholder in any such Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the purchased investment company.

To the extent permitted by applicable law, each Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates. In connection with any such investments, each Portfolio, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses.

Exchange-Traded Funds ("ETFs"). The Portfolios may invest in shares of various ETFs, including exchange-traded index and bond funds. Exchange-traded index funds seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity's expenses. At the same time, the Portfolio would continue to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Real Estate Investing. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Portfolio's investments.

Real Estate Investment Trusts ("REITs") and foreign real estate companies. Certain Portfolios may invest in REITs and/or foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Specialized Ownership Vehicles. Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, foreign real estate companies, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Portfolio will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly the expenses of the specialized ownership vehicle.

FIXED INCOME SECURITIES

Fixed income securities generally represent an issuer's obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical fixed income security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.

Fixed income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of fixed income securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest rate risk, credit risk, prepayment risk and spread risk.

Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed income security. Generally, the values of fixed income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed income securities generally rise and during periods of rising interest rates, the values of most fixed income securities generally decline. While fixed income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a fixed income security's sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity and call (prepayment) features. Duration measures the likely percentage change in a fixed income security's price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a fixed income security. In almost all cases, the duration of a fixed income security is shorter than its term to maturity.

Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other fixed income securities as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in fixed income securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, fixed income securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than fixed income securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer's ability to prepay all or most of the fixed income security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Portfolio may be forced to reinvest in lower yielding fixed income securities. Quantitative models are designed to help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

Spread risk is the potential for the value of a Portfolio's assets to fall due to the widening of spreads. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or "spread") between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

Economic, political and other events also may affect the prices of broad fixed income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk or spread risk.

Fixed Income Value Investing. The Adviser employs a value investing philosophy in the management of certain Portfolios. Bond prices and yields reflect implicit market forecasts regarding a variety of factors, such as inflation, economic growth, credit risk and prepayment risk, to name a few. The Adviser uses a series of quantitative models and tools to assess and help identify situations where implicit market forecasts appear to be extremely optimistic or pessimistic. The Adviser then analyzes these findings and establishes the Portfolio's interest rate, sector and security selection positions so as to take advantage of the most attractive of these value opportunities.

Investment Grade Securities. Investment grade securities are fixed income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Fitch Ratings ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income security. Moreover, market risk also will affect the prices of even the highest rated fixed income securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

High Yield Securities. High yield securities are generally considered to include fixed income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's, or BB through D by S&P or Fitch) and unrated fixed income securities considered by the Adviser to be of equivalent quality. High yield securities are not considered investment grade and are commonly referred to as "junk bonds" or high yield, high risk securities. Investment grade securities that a Portfolio holds may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

While high yield securities offer higher yields, they also normally carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High yield securities may be issued as a consequence of corporate restructuring or similar events. High yield securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers, that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to investment grade securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of high yield securities are more volatile and may react with greater sensitivity to market changes.

U.S. Government Securities. U.S. government securities refers to a variety of fixed income securities issued or guaranteed by the U.S. Government and various instrumentalities and agencies. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government. In addition, certain Portfolios may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie Mae") and the Federal Housing Administration ("FHA"). Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

Adjustable Rate Government Securities. Adjustable rate government securities are variable rate securities where the variable rate of interest is readjusted no less frequently than every 397 days and deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Agencies. Agencies refer to fixed income securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is backed by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as Ginnie Mae, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, FHA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority ("TVA"). An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

Maturity and Duration Management. A component of the Adviser's fixed income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed income securities is actively managed, based upon the Adviser's assessment of the market's implied forecasts for inflation and economic growth. Adjustments to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall.

Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Corporates. Corporates are fixed income securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due the holder.

Money Market Instruments. Money market instruments are high quality short-term fixed income securities. Money market instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in a foreign currency.

Cash Equivalents. Cash equivalents are short-term fixed income securities comprising:

(1)  Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Each Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Eurodollar and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in various foreign investing sections of this SAI.

A Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 (a temporary increase from $100,000, which is due to expire on December 31, 2009) and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Portfolio may purchase;

(2)  Each Portfolio may invest in commercial paper (see below) rated at time of purchase by one or more nationally recognized statistical rating organizations ("NRSROs") in one of their two highest categories (e.g., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody's) or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(3)  Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(4)  U.S. government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5)  Government agency securities issued or guaranteed by U.S. government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, TVA and others; and

(6)  Repurchase agreements collateralized by the securities listed above.

Commercial Paper. Commercial paper refers to short-term fixed income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest bearing. Commercial paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or S&P.

Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is A-1, A-2 or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Mortgage Related Securities. Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities include collateralized mortgage obligations and mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Mortgage-Backed Securities. With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by Ginnie Mae, FHLMC or Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs that, at the time of purchase, are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by the FHLMC's right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) that also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds and, as to interest payments, ultimately by the U.S. Treasury.

There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (To Be Announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis. See also "Leverage Risk."

Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, the Adviser looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers that are rated investment grade at the time of purchase by Moody's, Fitch or S&P or are deemed by the Adviser to be of comparable investment quality.

Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one to four-family housing units.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases. The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

Credit Enhancement. Mortgage related securities are often backed by a pool of assets representing the obligations of a number of parties. To lessen the effect of failure by obligors on underlying assets to make payments, these securities may have various types of credit support. Credit support falls into two primary categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support"), through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage related securities for which third party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could decline in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

Repurchase Agreements. Repurchase agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the repurchase agreement, and this value is maintained during the term of the agreement. These securities are held by the Fund's custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolios follow procedures approved by the Directors that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Portfolios will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. In addition, certain Portfolios may invest in repurchase agreements backed by non-governmental collateral; certain Portfolios may invest in repurchase agreements that are backed by money market instruments or high grade corporate bonds entered into only on an overnight basis and only with approved broker-dealers. Such repurchase agreements may be subject to the automatic stay provision of the Bankruptcy Code, and may result in the inability of a Portfolio to immediately liquidate the collateral in the event of default or bankruptcy by the seller.

Pursuant to an order issued by the SEC, the Portfolios may pool their daily uninvested cash balances in order to invest in repurchase agreements on a joint basis with other investment companies advised by the Adviser. By entering into repurchase agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such repurchase agreements. Each Portfolio's participation in the income from jointly purchased repurchase agreements will be based on that Portfolio's percentage share in the total repurchase agreement. See also "Leverage Risk."

Municipals. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the Prospectus for the Portfolios.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a "when-issued" or "delayed-delivery" basis, which means the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund's Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such investment objectives and policies.

The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax ("AMT bonds"). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Lease Obligations. Included within the revenue bonds category, as noted above, are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not a Portfolio will consider such securities to be illiquid (and subject to each Portfolio's limitation on investing in illiquid securities), the Fund's Board of Directors has established guidelines to be utilized by the Portfolios in determining the liquidity of a lease obligation. The factors to be considered in making the determination include 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Asset-Backed Securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

There may be a limited secondary market for certain of the asset-backed securities in which the Portfolios invest. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Loan Participations and Assignments. Loan participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans may be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for Loan Participations and Assignments, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Loan Participations and Assignments also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value.

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

Temporary Investments. When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term fixed income securities for temporary defensive purposes. These temporary investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; money market instruments; and instruments issued by international development agencies.

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities. Zero coupon, pay-in-kind and deferred payment securities are all types of fixed income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although a Portfolio will not receive cash periodic coupon payments on these securities, the Portfolio may be deemed to have received interest income, or "phantom income" during the life of the obligation. The Portfolio may have to pay taxes on this phantom income, although it has not received any cash payment.

Zero Coupons. Zero coupons are fixed income securities that do not make regular interest payments. Instead, zero coupons are sold at a discount from their face value. The difference between a zero coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Portfolio intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

Zero coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero coupon treasury bonds are sold under a variety of different names, including Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

Pay-In-Kind Securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

Deferred Payment Securities. Deferred payment securities are securities that remain zero coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Floaters. Floaters are fixed income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floating or variable rate obligations represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

Inverse Floaters. Inverse floating rate obligations ("inverse floaters") are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities. Some inverse floater CMOs are extremely sensitive to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

Eurodollar and Yankee Dollar Obligations. Eurodollar and Yankee dollar obligations are fixed income securities that include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Eurodollar obligations may include bonds issued and denominated in euros (the new currency implemented on January 1, 1999 by the countries participating in the EMU). Eurodollar obligations may be issued by government and corporate issuers in Europe. Yankee bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments may levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

The Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Foreign Equity Securities. Foreign equity securities are equity securities of a non-U.S. issuer.

Foreign Government Fixed Income Securities. Foreign government fixed income securities are fixed income securities issued by a government other than the U.S. government or government-related issuer in a country other than the United States.

Foreign Corporate Fixed Income Securities. Foreign corporate fixed income securities are fixed income securities issued by a private issuer in a country other than the United States.

Emerging Market Securities. An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country not to be considered an emerging market security if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

The Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Foreign Currency Transactions. The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into forward foreign currency exchange contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives" below.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of a Portfolio. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Foreign Currency Warrants. Portfolios may invest in foreign currency warrants, which entitle the holder to receive from the issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Foreign currency warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some foreign currency risk).

Brady Bonds. Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. A Portfolio will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. Interest payments on Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Investment Funds. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds that have been specifically authorized. A Portfolio may invest in these investment funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

OTHER SECURITIES AND INVESTMENT STRATEGIES

Loans of Portfolio Securities. Each Portfolio may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolios employ an agent to implement the securities lending program and the agent receives a fee from the Portfolios for its services. A Portfolio will not lend more than 33 1/3% of the value of its total assets.

Each Portfolio may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receives a reasonable return on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Portfolio will retain the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan.
There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income which can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. Each Portfolio loaning securities also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Non-Publicly Traded Securities, Private Placements and Restricted Securities. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") ("Rule 144A Securities"), and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

The Portfolios may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class ("private investments in public equity" or "PIPES"). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolios cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

When-Issued and Delayed Delivery Securities. From time to time, the Portfolios may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. The Portfolios may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. Each Portfolio will also earmark cash or liquid assets or establish a segregated account on the Portfolio's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. See "Leverage Risk" for a description of leverage risk.

Borrowing for Investment Purposes. Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Temporary Borrowing. Each Portfolio is permitted to borrow from banks in an amount up to 10% of its total assets for extraordinary or emergency purposes, except that the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) below. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when the Adviser believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. Each Portfolio (other than the Emerging Markets Debt Portfolio) will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by the Adviser or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

Leverage Risk. Certain transactions may give rise to a form of leverage. To mitigate leveraging risk, the Portfolios will earmark liquid assets or establish a segregated account or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's portfolio securities.

Reverse Repurchase Agreements. Under a reverse repurchase agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse repurchase agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the reverse repurchase agreement.

Short Sales. A short sale is a transaction in which a Portfolio sells securities that it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the current market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short. Short sales by the Portfolio involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Structured Products. Each Portfolio may invest a portion of its assets in structured investments, structured notes and other types of similarly structured products consistent with each Portfolio's investment objectives and policies. Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index. Particular structured investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured investments also may trade differently from their underlying securities. Structured investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of structured investments, making high volume trades possible only with discounting.

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of structured investments that each Portfolio may invest in. The Portfolios may invest in other structured investments, including those that may be developed in the future, to the extent that the structured investments are otherwise consistent with a Portfolio's investment objective and policies.

PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company's common stock.

ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

LYONs. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

Structured Notes. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR), referenced bonds and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular structured notes to become illiquid. The Portfolios will use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

DERIVATIVES

Certain Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts ("forwards"); options; swaps, caps, collars and floors; contracts for difference ("CFDs"); structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying").

Each Portfolio may use derivative instruments for hedging or non-hedging purposes. The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of forward foreign currency exchange contracts or other derivative products for hedging purposes.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may also use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used.

Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts are derivatives which may be used to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations caused by changes in the local currency prices of the securities, but rather, they establish an exchange rate at a future date. Also, although such contracts can minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized.

A Portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, the Portfolios may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a Portfolio has or expects to have portfolio exposure. The Portfolios may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. A Portfolio's entry into forward foreign currency exchange contract, as well as any use of cross or proxy hedging techniques will generally require the Portfolio to earmark or hold liquid securities or cash equal to the Portfolio's obligations in a segregated account throughout the duration of the contract.

A Portfolio may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing foreign equity or bond, a Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S. dollar-denominated security.

Forward foreign currency exchange contracts are not traded on contract markets regulated by the SEC or the Commodity Futures Trading Commission (the "CFTC"). They are traded through financial institutions acting as market-makers. Portfolios that trade forward foreign currency exchange contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with them.

Forward foreign currency exchange contracts may be traded on foreign exchanges. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

Currency hedging strategies involve certain other risks as well. There is a risk in adopting a transaction hedge or position hedge to the extent that the value of a security denominated in foreign currency is not exactly matched with a Portfolio's obligation under the forward foreign currency exchange contract. On the date of maturity, a Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Adviser will be able to do so. For proxy hedges, cross hedges or a synthetic position, there is an additional risk in that these transactions create residual foreign currency exposure. When a Portfolio enters into a forward foreign currency exchange contract for purposes of creating a position hedge, transaction hedge, cross hedge or a synthetic security, it will generally be required to hold liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward foreign currency exchange contract. See also "Leverage Risk."

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of, exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Futures Contracts (Futures) and Forward Contracts (Forwards). The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use forward foreign currency exchange contracts, which are separately discussed above under "Forward Foreign Currency Exchange Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the-counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will uses these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options follow.

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolio may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes. The

Portfolios may also use futures contracts to gain exposure to an entire market (e.g., stock index futures) or to control their exposure to changing foreign currency exchange rates.

Gains and losses on futures contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such contracts. See also "Leverage Risk."

Limitations on Futures Contracts. The CFTC eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Fund, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which a Portfolio may engage in non-hedging transactions involving futures and options thereon, except as set forth in a Portfolio's Prospectus or this SAI. There is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedging position.

Options. The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There may be limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

Swaps, Caps, Collars, Floors and CFDs. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e., nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

Credit Default Swaps. The Emerging Markets Debt Portfolio may enter into credit default swap contracts for hedging purposes or to add leverage to the Portfolio. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its Portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

The Portfolio will earmark or segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.

Certain Portfolios may purchase and sell CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument's value at the end of the contract. The underlying instrument may be a single security, stock basket or index. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. The buyer of a short CFD receives interest, which is usually LIBOR less the stock borrow costs. A CFD is usually terminated at the buyer's initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if a Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because, as explained above, the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio's shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on a Portfolio's obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio's financial risk. A Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

INVESTMENT LIMITATIONS

Fundamental Limitations

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (i) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund (except for the Global Franchise, Global Value Equity, International Real Estate, Large Cap Relative Value and Small Company Growth Portfolios) will not:

  (1)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (2)  purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

  (3)  make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time;

  (4)  except with respect to the Emerging Markets Debt, Focus Growth, Global Real Estate and U.S. Real Estate Portfolios, invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (5)  borrow money, except the Portfolio may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (6)  issue senior securities, except the Portfolio may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act, as amended from time to time;

  (7)  underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

  (8)  acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the U.S. Real Estate Portfolio will invest more than 25% of its total assets in the U.S. real estate industry, as described in its Prospectus, and that the Global Real Estate Portfolio will invest more than 25% of its total assets in the real estate industry, as described in its Prospectus; and

  (9)  except with respect to the Global Real Estate and U.S. Small/Mid Cap Value Portfolios, write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each of the Global Franchise, Global Value Equity, International Real Estate, Large Cap Relative Value and Small Company Growth Portfolios will not:

  (1)  purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

  (2)  purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

  (3)  lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

  (4)  except with respect to the Global Franchise Portfolio and the International Real Estate Portfolio, with respect to 75% of its total assets (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

  (5)  issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (6)  underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

  (7)  acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the International Real Estate Portfolio will invest more than 25% of its total assets in the European real estate industry, as described in its Prospectus; and

  (8)  write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Non-Fundamental Limitations

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:

  (1)  purchase on margin or sell short except (i) that the Emerging Markets Debt Portfolio may sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; (ii) that each Portfolio may enter into option transactions and futures contracts as described in its Prospectus; and (iii) as specified above in fundamental investment limitation number (1) above;

  (2)  except with respect to the Global Real Estate Portfolio, make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective Prospectuses) that are publicly distributed; and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

  (3)  borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets (including, in each case, the amount borrowed less liabilities (other than borrowings)), or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above and (ii) the Emerging Markets Debt Portfolio may purchase securities while borrowings exceed 5% of its total assets, provided that the sole purpose of such borrowings is to honor redemption requests; and

  (4)  invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the 1940 Act.

Whether diversified or non-diversified, each Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. A later change in percentage resulting from changes in the value of the Portfolio's assets or in total or net assets of the Portfolio will not be considered a violation of the restriction and the sale of securities will not be required. The foregoing does not apply to borrowings or investments in illiquid securities. Future Portfolios of the Fund may adopt different limitations.

For the fiscal years ended December 31, 2007 and December 31, 2008, the Fund's turnover rates were 155% and 248%, respectively. The variation in turnover rates is due to heightened volatility in financial markets generally and specifically in emerging markets during the fiscal year ended December 31, 2008.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's Board of Directors and the Adviser have adopted policies and procedures regarding disclosure of portfolio holdings (the "Policy"). Pursuant to the Policy, the Adviser may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund's and the Adviser's fiduciary duties to Fund shareholders. The Adviser may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any affiliated person of the Adviser. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month; and

•  top 10 (or top 15) holdings monthly, at least 15 calendar days after the end of each month.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive such disclosures currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser, a Sub-Adviser or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released, and no lag period shall apply (unless otherwise indicated below).

The Adviser and/or Sub-Adviser may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser or any affiliate of the Adviser (the "MSIM Funds") on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effects of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund's portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the Portfolio Holdings Review Committee ("PHRC") or the Fund's Board of Directors. In all such instances, however, the PHRC will be responsible for reporting to the Fund's Board of Directors, or designated committee thereof, material information concerning the ongoing arrangements at each Board's next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers.

The Adviser, the Fund and/or certain Portfolios currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
FT Interactive Data Pricing Service Provider(*)	Complete portfolio holdings	As needed	(2)
Morgan Stanley Trust(*)	Complete portfolio holdings	As needed	(2)
State Street Bank and Trust Company(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Monthly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Standard & Poor's(*)	Complete portfolio holdings	Quarterly basis	Approximately 15 day lag
Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end
Consultants and Analysts
Americh Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Citigroup(*)	Complete portfolio holdings	Quarterly basis(5)	At least one day after quarter end
Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/quarter end
CTC Consulting, Incorporated(**)	Top ten and complete	Quarterly basis portfolio holdings	Approximately 15 days after quarter end and approximately 30 days after quarter end, respectively
Evaluation Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end

Name	Information Disclosed	Frequency(1)	Lag Time
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mercer Investment Consulting(*)	Complete portfolio	As needed holdings	(2)
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/quarter end
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end
Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Russell Investment Group/ Russell/Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Thomson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
FactSet Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day
Investor
Gavi Alliance(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and quarter end, respectively

  (*)  This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.

  (**)  The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.

  (1)  Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all).

  (2)  Information will typically be provided on a real time basis or as soon thereafter as possible.

  (3)  Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.

  (4)  Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag.

  (5)  This information will also be provided upon request from time to time.

  (6)  Complete portfolio holdings will also be provided upon request from time to time.

In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund's independent registered public accounting firm (as of the Fund's fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the independent directors (on an as needed basis) and (iv) members of the Board of Directors (on an as needed basis).

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund's Board of Directors (or designated committee thereof), except for (i) disclosures made to third parties pursuant to ongoing arrangements (discussed above); (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) broker-dealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser shall report quarterly to the Board of Directors (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

In no instance may the Adviser, the Sub-Advisers or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

  (a)  The PHRC, which will consist of executive officers of the Fund and the Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

  (b)  The PHRC will periodically review and have the authority to amend as necessary the Fund's portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

  (c)  The PHRC will meet at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to (i) disclosures made to third parties pursuant to ongoing arrangements (described above); (ii) broker-dealer interest lists; (iii) shareholder in-kind distributions; (iv) attribution analyses; or (v) in connection with transition managers; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employs to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser; Morgan Stanley Distribution, Inc., as distributor of the Fund (the "Distributor"); or any affiliated person of the Fund, the Adviser, or the Distributor, on the other.

  (d)  Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Fund's Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

  (e)  The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Directors at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

PURCHASE OF SHARES

You may purchase shares of each Portfolio on any day the New York Stock Exchange ("NYSE") is open. Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares.

Shares of each Portfolio may be purchased at the net asset value per share next determined after receipt by the Fund or its designee of a purchase order as described under "Methods of Purchase" and "Investment through Financial Intermediaries." Shares may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for Portfolio shares of equal value. The net asset value per share of each Portfolio is calculated on days that the NYSE is open for business. Net asset value per share is determined as of the close of trading of the NYSE (normally 4:00 p.m. Eastern Time) (for each Portfolio, the "Pricing Time").

Minimum Investment

The minimum initial investment generally is $5,000,000 for Class I shares, $1,000,000 for Class P shares and $25,000 for Class L shares of the applicable Portfolios. The minimum initial or additional investment will be waived for certain investments, including sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs or (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program; certain retirement plans with plan assets (of at least $5 million for Class I and Class P shares) investing directly with the Fund; retirement plans investing through certain retirement plan platforms; certain endowments, foundations and other not for profit entities (with at least $5 million of investable assets for Class I and Class P shares) investing directly with the Fund; certain unit investment trusts sponsored by Morgan Stanley or any of its affiliates; other registered investment companies advised by Morgan Stanley Investment Management or any of its affiliates; Morgan Stanley Investment Management and its affiliates with respect to shares held in connection with certain retirement and deferred compensation programs established for their employees; the independent Directors of the Fund; and, with respect to Class I and Class P shares only, clients who owned Portfolio shares as of December 31, 2007.

The minimum initial investment is $25,000 for Class H shares of the applicable Portfolios.

Methods of Purchase for Class I, Class P and Class L Shares

You may purchase shares directly from the Fund by Federal Funds wire, by bank wire or by check; however, on days that the NYSE is open but the custodian bank is closed, you may only purchase shares by check. Investors may also invest in the Portfolios by purchasing shares through Financial Intermediaries that have made arrangements with the Fund. Some Financial Intermediaries may charge an additional service or transaction fee (see also "Investment Through Financial Intermediaries"). If a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

Federal Funds Wire. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. Federal Funds purchase orders will be accepted only on a day on which the Fund and JPMorgan Chase Bank, N.A. ("JPMorgan Chase") are open for business. Your bank may charge a service fee for wiring Federal Funds. In order to ensure proper handling of your purchase by Federal Funds wire, please follow these steps.

  1.  Complete and sign an Account Registration Form and mail it to the address shown thereon.

  2.  Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account as follows:

JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, New York 10017
ABA# 021000021
DDA# 910-2-733293
Attn: Morgan Stanley Institutional Fund, Inc.
Subscription Account
Ref: (Portfolio name, your account number, your account name, your confirmation number)

When a purchase order is received prior to the Pricing Time and Federal Funds are received prior to the regular close of the Federal Funds Wire Control Center ("FFWCC") (normally 6:00 p.m. Eastern Time), the purchase will be executed at the net asset value computed on the date of receipt. Purchases for which an order is received after the Pricing Time or for which Federal Funds are received after the regular close of the FFWCC will be executed at the net asset value next determined. Certain institutional investors and financial institutions have entered into agreements with the Fund pursuant to which they may place orders prior to the Pricing Time, but make payment in Federal Funds for those shares the following business day.

Bank Wire. A purchase of shares by bank wire must follow the same procedure as for a Federal Funds wire, described above. However, depending on the time the bank wire is sent and the bank handling the wire, money transferred by bank wire may or may not be converted into Federal Funds prior to the close of the FFWCC. Prior to conversion to Federal Funds and receipt by the Fund, an investor's money will not be invested.

Check. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check payable to "Morgan Stanley Institutional Fund, Inc. — [Portfolio name]" to:

Morgan Stanley Institutional Fund, Inc.
c/o Morgan Stanley Services Company Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

A purchase of shares by check ordinarily will be credited to your account at the net asset value per share of each of the Portfolios determined on the day of receipt.

Additional Investments. You may purchase additional shares for your account at any time by purchasing shares at net asset value by any of the methods described above. For additional purchases directly from the Fund, your account name, the Portfolio name and the class selected must be specified in the letter to assure proper crediting to your account. In addition, you may purchase additional shares by wire by following instructions 1 and 2 under "Federal Funds Wire" above.

Investment Through Financial Intermediaries

Certain Financial Intermediaries have made arrangements with the Fund so that an investor may purchase or redeem shares at the net asset value per share next determined after the Financial Intermediary receives the share order. In other instances, the Fund has also authorized such Financial Intermediaries to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf at the share price next determined after such designees receive the share order. Under these arrangements, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary or, if applicable, a Financial Intermediary's authorized designee, receives the share order from an investor.

Conversion to a New Share Class

If the value of an account containing shares of a Portfolio falls below the investment minimum for the class of shares held by the account because of shareholder redemption(s) or the failure to meet one of the waiver criteria set forth in the "Purchase of Shares—Minimum Investment" section and, if the account value remains below such investment minimum, the shares in such account may, at the Adviser's discretion, convert to another class of shares offered by the Portfolio, if an account meets the minimum investment amount for such class, and will be subject to the shareholder services fee and other features applicable to such shares. Conversion to another class of shares will result in holding a share class with higher fees. The Fund will not convert to another class of shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversion between share classes is not a taxable event to the shareholder. Shareholders will be notified prior to any such conversion.

Involuntary Redemption of Shares

If the value of an account falls below the investment minimum for (i) Class L shares or (ii) Class P shares (where the applicable Portfolio does not offer Class H shares or Class L shares) because of shareholder redemption(s) or you no longer meet one of the waiver criteria set forth in the "Purchase of Shares—Minimum Investment" section and if the account value remains below such investment minimum, the shares in such account may be subject to redemption by the Fund. The Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of shares. If redeemed, redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified prior to any such redemption.

REDEMPTION OF SHARES

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as determined by the SEC as a result of which it is not practicable for a Portfolio to dispose of securities it owns, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

Class I, Class P and Class L shares of each Portfolio, if offered, may be redeemed at any time at the net asset value per share next determined after receipt by the Fund or its designee of a redemption order as described under "Methods of Redemption" and "Investment through Financial Intermediaries," which may be more or less than the purchase price of your shares. Shares of the Active International Allocation, Emerging Markets, Emerging Markets Debt, International Equity, International Growth Equity, International Real Estate, International Small Cap and Small Company Growth Portfolios redeemed within 30 days of purchase will be subject to a 2% redemption fee, payable to the relevant Portfolio. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. The redemption fee is calculated based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first. See each Prospectus for additional information about redeeming shares of a Portfolio.

Methods of Redemption for Class I, Class P and Class L Shares

You may redeem shares directly from the Fund or through the Distributor by mail or by telephone. However, shares purchased through a Financial Intermediary must be redeemed through a Financial Intermediary. Certain Financial Intermediaries may charge an additional service or transaction fee.

By Mail. Each Portfolio will redeem shares upon receipt of a redemption request in "good order." Redemption requests may be sent by regular mail to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, Missouri 64121-9804 or, by overnight courier, to Morgan Stanley Institutional Fund, Inc., c/o Morgan Stanley Services Company Inc., 430 West 7th Street, Kansas City, Missouri 64105.

"Good order" means that the request to redeem shares must include the following:

  1.  A letter of instruction, if required, or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  2.  Share certificates, if issued;

  3.  Any required signature guarantees; and

  4.  Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

Redemption requests received in "good order" prior to the Pricing Time will be executed at the net asset value computed on the date of receipt. Redemption requests received after the Pricing Time will be executed at the next determined net asset value. Shareholders who are uncertain of requirements for redemption by mail should consult a Fund representative.

By Telephone. You can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each telephone transaction. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transactions requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

Redemption Through Financial Intermediaries

Certain Financial Intermediaries have made arrangements with the Fund to accept redemption requests. These redemptions may be processed in the same way as purchases made through Financial Intermediaries, as described above.

Further Redemption Information

To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (i) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (ii) share transfer requests. An "eligible guarantor institution" may include a bank, a trust company, a credit union or savings and loan association, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors. The signature guarantees must appear either: (i) on the written request for redemption; (ii) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (iii) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

ACCOUNT POLICIES AND FEATURES

Transfer of Shares

Shareholders may transfer Portfolio shares to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. It may not be possible to transfer shares purchased through a Financial Intermediary. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of such shares. Under certain circumstances, the person who receives the transfer may be required to complete a new Account Registration Form.

Valuation of Shares

The net asset value per share of a class of shares of each Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio and may differ due to class specific expenses paid by each class. Net asset value per share of the Portfolios is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities are generally valued at their market value.

In the calculation of a Portfolio's net asset value: (1) an equity portfolio security listed or traded on the NYSE or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the NASDAQ Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; and (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. For equity securities traded on foreign exchanges, the closing price or the latest bid price may be used if there were no sales on a particular day. When market quotations are not readily available, including circumstances under which it is determined by the Adviser or Sub-Advisers that the sale price, the bid price or the mean between the last reported bid and asked price are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Board determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Board.

Certain of a Portfolio's securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest price published by the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

Although the legal rights of Class I, Class P, Class H and Class L shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class P, Class H and Class L shares will generally be lower than the net asset value of Class I shares as a result of the shareholder services fees charged to Class P and Class H shares and the distribution and shareholder services fees charged to Class L shares and certain other class-specific expenses of Class H and Class L shares.

MANAGEMENT OF THE FUND

Officers and Directors

The Board of the Fund consists of 10 Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the "Institutional Funds") and Morgan Stanley Investment Advisors Inc. ("MSIA") (the "Retail Funds"). Nine Directors have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser's parent company, Morgan Stanley. These Directors are the "non-interested" or "Independent" Directors of the Fund. The other Director (the "Interested Director") is affiliated with the Adviser.

Independent Directors

The Independent Directors of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Director (as of December 31, 2008) and other directorships, if any, held by the Directors, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, MSIA).

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); Served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director
Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director
Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director
W. Allen Reed (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman, Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

The Director who is affiliated with the Adviser or affiliates of the Adviser (as set forth below) and executive officers of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Director (as of December 31, 2008) and the other directorships, if any, held by the Interested Director, are shown below.

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director	Other Directorships Held by Interested Director
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served**	Principal Occupation(s) During Past 5 Years
Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Secretary of various entities affiliated with the Adviser.

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

  **  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served**	Principal Occupation(s) During Past 5 Years
James Garrett (40) 522 Fifth Avenue New York, NY 10036	Treasurer and Chief Financial Officer	Treasurer since February 2002 and Chief Financial Officer since July 2003	Head of Global Fund Administration; Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Institutional Funds.

  **  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, MSIA and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2008 is set forth in the table below.

Name of Director	Dollar Range of Equity Securities in the Fund (As of December 31, 2008)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies (As of December 31, 2008)
Independent:
Frank L. Bowman(1)	(2)	over $100,000
Michael Bozic	none	over $100,000
Kathleen A. Dennis	none	over $100,000
Manuel H. Johnson	none	over $100,000
Joseph J. Kearns(1)	(3)	over $100,000
Michael F. Klein	(4)	over $100,000
Michael E. Nugent	(5)	over $100,000
W. Allen Reed(1)	(6)	over $100,000
Fergus Reid(1)	(7)	over $100,000
Interested:
James F. Higgins	none	over $100,000

  1  Includes the total amount of compensation deferred by the Director at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.

  2  Mr. Bowman: $10,001-$50,000 (Large Cap Relative Value Portfolio); $50,001-$100,000 (U.S. Real Estate Portfolio).

  3  Mr. Kearns: Over $100,000 (in each of Large Cap Relative Value Portfolio and U.S. Real Estate Portfolio); $50,001-$100,000 (Small Company Growth Portfolio); $10,001-$50,000 (Balanced Portfolio).

  4  Mr. Klein: $1-$10,000 (Small Company Growth Portfolio); $10,001-$50,000 (in each of Capital Growth Portfolio, Emerging Markets Portfolio, Emerging Markets Debt Portfolio, International Equity Portfolio and U.S. Real Estate Portfolio).

  5  Mr. Nugent: $10,001-$50,000 (Global Franchise Portfolio).

  6  Mr. Reed: $10,001-$50,000 (International Equity Portfolio).

  7  Mr. Reid: Over $100,000 (in each of Active International Allocation Portfolio, Capital Growth Portfolio and Large Cap Relative Value Portfolio).

As to each Independent Director and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of December 31, 2008, the Directors and Officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

Independent Directors and the Committees

Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Institutional Funds seek as Independent Directors individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Institutional Funds' Boards, such individuals may reject other attractive assignments because the Institutional Funds make substantial demands on their time. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. Three of the Independent Directors serve as members of the Audit Committee, three Independent Directors serve as members of the Governance Committee, four Directors, including three Independent Directors, serve as members of the Compliance and Insurance Committee and all of the Directors serve as members of the Investment Committee.

The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Directors has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm's duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public account firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; reviewing the valuation process; and preparing and submitting committee meeting minutes to the full Board. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund's Audit Committee is an "interested person," as defined under the 1940 Act, of the Fund (with such disinterested Directors being "Independent Directors" or individually, "Independent Director"). Each Independent Director is also "independent" from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Directors of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Directors on the Fund's Board and on committees of the Board and recommends such qualified individuals for nomination by the Fund's Independent Directors as candidates for election as Independent Directors, advises the Fund's Board with respect to Board composition, procedures and committees, develops and recommends to the Fund's Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund's Board of Directors and any Board committees and oversees periodic evaluations of the Fund's Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Director. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund's Governance Committee recommends qualified candidates for nominations as Independent Directors, the Board of Directors of the Fund believes that the task of nominating prospective Independent Directors is important enough to require the participation of all current Independent Directors, rather than a separate committee consisting of only certain Independent Directors. Accordingly, each Independent Director (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Directors for the Fund. Persons recommended by the Fund's Governance Committee as candidates for nomination as Independent Directors shall possess such knowledge, experience, skills, expertise and diversity so as to enhance the Board's ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Directors of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund's Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below under the caption "Shareholder Communications."

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and Manuel H. Johnson are Independent Directors. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund's Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the funds' primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

  (1)  Equity—W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

  (2)  Fixed Income—Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

  (3)  Money Market and Alternatives—Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

During the Fund's fiscal year ended December 31, 2008, the Board of Directors held the following meetings:

Board of Directors	8
Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	2
Investment Committee	5
Equity Sub-Committee	6
Fixed Income Sub-Committee	7
Money Market and Alternatives Sub-Committee	5

Advantages of Having the Same Individuals as Directors for the Retail Funds and Institutional Funds

The Independent Directors and the Fund's management believe that having the same Independent Directors for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

Shareholder Communications

Shareholders may send communications to the Fund's Board of Directors. Shareholders should send communications intended for the Fund's Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund's office or directly to such Board member(s) at the address specified for each Director previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management's discretion based on the matters contained therein.

Compensation

Each Director (except for the Chairperson of the Boards) receives an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds. The Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Director is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/portfolios. Michael E. Nugent receives a total annual retainer fee of $400,000 for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as a Director.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the "DC Plan"), which allows each Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Director's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Director and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar Deferred Compensation Plan (the "Prior DC Plan"), which also allowed each Independent Director to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Directors throughout the year. The DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund's Directors from the Fund for the fiscal year ended December 31, 2008 and the aggregate compensation payable to each of the Fund's Directors by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2008.

	Compensation(1)
Name of Independent Director:	Aggregate Compensation From the Fund(2)	Total Compensation from Fund and Fund Complex Paid to Directors(3)
Frank L. Bowman(2)	$22,121	$215,000
Michael Bozic	23,384	230,000
Kathleen A. Dennis	22,141	215,000
Manuel H. Johnson	26,434	260,000
Joseph J. Kearns(2)	27,934	286,250
Michael F. Klein	22,141	215,000
Michael E. Nugent	40,708	400,000
W. Allen Reed(2)	22,121	215,000
Fergus Reid	23,384	241,250
Name of Interested Director:
James F. Higgins	20,321	200,000

  (1)  Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.

  (2)  The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund's fiscal year. The following Directors deferred compensation from the Fund during the fiscal year ended December 31, 2008: Mr. Bowman, $22,121; Mr. Kearns, $13,967; Mr. Reed, $22,121.

  (3)  The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2008 before deferral by the Directors under the DC Plan. As of December 31, 2008, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Bowman, Kearns, Reed and Reid pursuant to the deferred compensation plan was $397,110, $761,543, $332,876 and $474,242, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Retail Funds (the "Adopting Funds") had adopted a retirement program under which an Independent Director who retired after serving for at least five years as an Independent Director of any such fund (an "Eligible Director") would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Director's retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund's Independent Directors by the Adopting Funds for the calendar year ended December 31, 2008, and the estimated retirement benefits for the Independent Directors from the Adopting Funds for each calendar year following retirement. Only the Directors noted below participated in the retirement program.

Name of Independent Director:	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Michael Bozic	$17,198	$45,874
Manuel H. Johnson	$18,179	$67,179
Michael E. Nugent	$3,512	$60,077

  (1)  Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Director's life.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved a Code of Ethics adopted by the Adviser, each Sub-Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes are designed to detect and prevent improper personal trading. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Adviser is a whollyowned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, New York 10036, and the principal offices of the Adviser are located at 522 Fifth Avenue, New York, New York 10036. As of March 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $351 billion in assets under management or supervision.

The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive from each class of shares of each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. The Adviser has voluntarily agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in the table below. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing and, with respect to Class H and Class L only, transfer agency fees. The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion.

The following table shows for each of the Class I, Class P, Class H and Class L shares (as applicable) of each Portfolio (i) the advisory fee paid for each of the past three fiscal years ended December 31, 2006, 2007 and 2008; and (ii) the maximum expense ratios for each of the Class I, Class P, Class H and Class L shares (as applicable).

	Advisory Fee Paid (After Voluntary Fee Waivers And/Or Expense Reimbursements)
Portfolio	Year Ended December 31, 2008 (000)	Year Ended December 31, 2007 (000)	Year Ended December 31, 2006 (000)	Expense Cap Class I	Expense Cap Class P	Expense Cap Class H	Expense Cap Class L
Active International Allocation	$5,271	$6,826	$5,603	0.80%	1.05%	N/A	N/A
Capital Growth	$5,760	$6,049	$4,894	0.80%	1.05%	N/A	N/A
Emerging Markets	$28,428	$33,408	$25,072	1.65%	1.90%	N/A	N/A
Emerging Markets Debt	$0	$264	$548	0.85%	1.10%	1.10%	1.60%
Focus Growth	$26	$54	$300	1.00%	1.25%	N/A	N/A
Global Franchise	$812	$1,054	$999	1.00%	1.25%	N/A	N/A
Global Real Estate	$6,207	$3,820	$429	1.05%	1.30%	1.30%	1.80%
Global Value Equity	$358	$682	$773	1.00%	1.25%	N/A	N/A
International Equity	$37,549	$55,655	$59,516	1.00%	1.25%	N/A	N/A
International Growth Equity	$415	$0	$0	1.00%	1.25%	N/A	N/A
International Real Estate	$7,422	$12,487	$4,897	1.00%	1.25%	N/A	N/A
International Small Cap	$5,120	$11,681	$13,312	1.15%	1.40%	N/A	N/A
Large Cap Relative Value	$1,141	$1,406	$1,141	0.70%	0.95%	N/A	N/A
Small Company Growth	$12,703	$16,796	$16,580	1.10%	1.35%	N/A	N/A
U.S. Real Estate	$7,210	$12,623	$12,233	1.00%	1.25%	N/A	N/A
U.S. Small/Mid Cap Value	$140	$34	*	N/A	N/A	N/A	N/A

  *  Not operational for the period.

The following table shows the contractual advisory fee for each Portfolio.

Portfolio	Contractual Rate of Advisory Fees
Active International Allocation Portfolio	0.65% of the portion of the daily net assets not exceeding $1 billion; 0.60% of the portion of the daily net assets exceeding $1 billion.

Capital Growth Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.35% of the portion of the daily net assets exceeding $3 billion.

Emerging Markets Portfolio	1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; 1.00% of the daily net assets exceeding $2.5 billion.

Emerging Markets Debt Portfolio	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.65% of the portion of the daily net assets exceeding $1 billion.

Focus Growth Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.35% of the portion of the daily net assets exceeding $3 billion.

Portfolio	Contractual Rate of Advisory Fees
Global Franchise Portfolio	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.

Global Real Estate Portfolio	0.85% of daily net assets.

Global Value Equity Portfolio	0.67% of the portion of the daily net assets not exceeding $1 billion; 0.645% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% of the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; 0.545% of the portion of the daily net assets exceeding $4.5 billion.

International Equity Portfolio	0.80% of the portion of the daily net assets not exceeding $10 billion; 0.75% of the portion of the daily net assets exceeding $10 billion.

International Growth Equity Portfolio	0.75% of the portion of the daily net assets not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.

International Real Estate Portfolio	0.80% of daily net assets.

International Small Cap Portfolio	0.95% of the portion of the daily net assets not exceeding $1.5 billion; 0.90% of the portion of the daily net assets exceeding $1.5 billion.

Large Cap Relative Value Portfolio	0.50% of the portion of the daily net assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding $250 million; 0.40% of the portion of the daily net assets exceeding $250 million but not exceeding $350 million; 0.35% of the portion of the daily net assets exceeding $350 million.

Small Company Growth Portfolio	0.92% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.80% of the portion of the daily net assets exceeding $1.5 billion.

U.S. Real Estate Portfolio	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.70% of the portion of the daily net assets exceeding $1 billion.

U.S. Small/Mid Cap Value Portfolio	0.67% of daily net assets

Investment Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, England E14 4QA (with respect to the Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Real Estate and International Small Cap Portfolios) and Morgan Staley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948 (with respect to the Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity and International Real Estate Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Portfolios with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Portfolios.

Proxy Voting Policy and Proxy Voting Record

The Board of Directors believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Directors have delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates ("MSIM").

A copy of MSIM's Proxy Voting Policy ("Proxy Policy") is attached hereto as Appendix B. In addition, a copy of the Proxy Policy, as well as the Fund's most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com/im. The Fund's proxy voting record is also available without charge on the SEC's web site at http://www.sec.gov.

Principal Underwriter

Morgan Stanley Distribution, Inc., with principal offices at 100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2899, serves as principal underwriter to the Fund. For information relating to the services provided by Morgan Stanley Distribution, Inc., see "Distribution of Shares."

Fund Administration

The Adviser also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.08% of the average daily net assets of each Portfolio. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.

For the fiscal years ended December 31, 2006, 2007 and 2008, the Fund paid the following administrative fees (no administrative fees were waived):

	Administrative Fees Paid
Portfolio	2006 ($000)	2007 ($000)	2008 ($000)
Active International Allocation	$705	$854	$685
Capital Growth	$784	$988	$946
Emerging Markets	$1,691	$2,317	$1,962
Emerging Markets Debt	$68	$44	$29
Focus Growth	$48	$12	$10
Global Franchise	$100	$106	$83
Global Real Estate	$46	$361	$588
Global Value Equity	$92	$82	$44
International Equity	$5,951	$5,576	$3,777
International Growth Equity	$5	$7	$52
International Real Estate	$490	$1,251	$746
International Small Cap	$1,121	$985	$433
Large Cap Relative Value	$189	$243	$192
Small Company Growth	$1,513	$1,538	$1,137
U.S. Real Estate	$1,312	$1,359	$751
U.S. Small/Mid Cap Value	*	$4	$17

  *  Not operational for the period.

Sub-Administrator. Under an agreement between the Adviser and J.P. Morgan Investor Services Co. ("JPMorgan"), JPMorgan, a corporate affiliate of JPMorgan Chase, provides certain administrative and accounting services to the Fund. For such services, the Adviser pays JPMorgan a portion of the administrative fee the Adviser receives from the Fund. For the fiscal year ended December 31, 2008, the Adviser paid fees in the amount of $3,261,726 to JPMorgan for services provided to the Fund. The Adviser supervises and monitors the administrative and accounting services provided by JPMorgan. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. JPMorgan's business address is 1 Beacon Street, Boston, Massachusetts 02108-3913.

Custodian

JPMorgan Chase, located at 270 Park Avenue, New York, New York 10017, acts as the Fund's custodian. JPMorgan Chase is not an affiliate of the Adviser or the Distributor. In maintaining custody of foreign assets held outside the United States, JPMorgan Chase employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, Missouri 64121-9804, provides dividend disbursing and transfer agency services for the Fund. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company Inc. a fee, which has been approved by the Fund's Board of Directors, generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The Fund and Morgan Stanley Services Company Inc. may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Portfolios. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Morgan Stanley Services Company Inc.

Portfolio Managers

Other Accounts Managed by the Portfolio Managers

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser and/or Sub-Advisers may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser and/or Sub-Advisers have proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser's and/or Sub-Advisers' employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser and/or Sub-Advisers manage accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser and/or Sub-Advisers could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Advisers have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

Base Salary Compensation. Generally, the portfolio managers receive base salary compensation based on the level of their position with the Adviser and/or Sub-Advisers.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

• Cash Bonus.

• Morgan Stanley's Long Term Incentive Compensation awards—a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

• Investment Management Alignment Plan (IMAP) awards—a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser and/or Sub-Advisers or their affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include one of the Portfolios. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser and/or Sub-Advisers.

• Voluntary Deferred Compensation Plans—voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser and/or Sub-Advisers or their affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

• Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

• Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

• Contribution to the business objectives of the Adviser and/or Sub-Advisers.

• The dollar amount of assets managed by the portfolio manager.

• Market compensation survey research by independent third parties.

• Other qualitative factors, such as contributions to client objectives.

• Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by Portfolio Managers as of December 31, 2008 (unless otherwise indicated):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Active International Allocation
Ann D. Thivierge	3	$934.6 million	1	$361.6 million	68		$4.6 billion
Capital Growth, Focus Growth, Small Company Growth
Sam G. Chainani	26	$10.6 billion	4	$739.6 million	4,376		$3.0 billion
David S. Cohen	26	$10.6 billion	4	$739.6 million	4,376		$3.0 billion
Dennis P. Lynch	26	$10.6 billion	4	$739.6 million	4,376		$3.0 billion
Armistead B. Nash	26	$10.6 billion	4	$739.6 million	4,376		$3.0 billion
Alexander T. Norton	26	$10.6 billion	4	$739.6 million	4,376		$3.0 billion
Jason C. Yeung	26	$10.6 billion	4	$739.6 million	4,376		$3.0 billion
Emerging Markets
Eric Carlson	5	$2.2 billion	—	—	—		—
James Cheng	11	$3.3 billion	—	—	5	(1)	$3.9 billion(1)
Ana Cristina Piedrahita	4	$2.1 billion	—	—	5	(2)	$1.1 billion(2)
William Scott Piper	4	$2.1 billion	—	—	5	(2)	$1.1 billion(2)
Paul C. Psaila	7	$2.3 billion	1	$255.5 million	10		$565.4 million
Ruchir Sharma	13	$2.9 billion	9	$3.1 billion	23	(3)	$7.3 billion(3)
Emerging Markets Debt
Eric Baurmeister	8	$1.3 billion	9	$791.4 million	8		$1.9 billion
Federico Kaune	8	$1.3 billion	9	$791.4 million	8		$1.9 billion
Abigail McKenna	8	$1.3 billion	9	$791.4 million	8		$1.9 billion
Global Franchise
Michael Allison	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
Paras Dodhia	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
Hassan Elmasry	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
John Kelly-Jones	4	$1.6 billion	—	—	2		$208.3 million
Jayson Vowles	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Global Real Estate, International Real Estate, U.S.Real Estate
Theodore R. Bigman	10	$3.0 billion	9	$2.1 billion	607	(4)	$6.6 billion(4)
Angeline Ho	10	$3.0 billion	9	$2.1 billion	607	(4)	$6.6 billion(4)
Michiel te Paske	4	$1.3 billion	8	$1.6 billion	55	(5)	$3.7 billion(5)
Sven van Kemenade	4	$1.3 billion	8	$1.6 billion	54	(4)	$3.8 billion(5)
Global Value Equity
Michael Allison	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
Paras Dodhia	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
Hassan Elmasry	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
Jayson Vowles	7	$1.9 billion	4	$1.9 billion	27		$5.5 billion
International Equity
Christian Derold	2	$3.6 billion	—	—	—		—
John S. Goodacre	2	$3.6 billion	2	$4.2 billion	—		—
William D. Lock	3	$4.4 billion	3	$4.3 billion	10	(6)	$3.8 billion(6)
Walter B. Riddell	3	$4.4 billion	3	$4.3 billion	2		$568.1 million
Peter J. Wright	3	$4.4 billion	3	$4.3 billion	16		$5.0 billion
International Growth Equity
Brian W. Arcese	5	$985.8 million	2	$280.1 million	1,082		$1.0 billion
David H. Sugimoto	5	$985.8 million	2	$280.1 million	1,082		$1.0 billion
Johannes B. van den Berg	5	$985.8 million	2	$280.1 million	1,082		$1.0 billion
International Small Cap
Jean Beaubois	5	$950.1 million	15	$823.6 million	11		$718.2 million
Alistair Corden-Lloyd	5	$950.1 million	15	$823.6 million	11		$718.2 million
Nathalie Degans	5	$950.1 million	15	$823.6 million	11		$718.2 million
Margaret Naylor	5	$950.1 million	15	$823.6 million	11		$718.2 million
Arthur Pollock	5	$950.1 million	15	$823.6 million	11		$718.2 million
Alexander Vislykh	5	$950.1 million	15	$823.6 million	11		$718.2 million
Large Cap Relative Value
Thomas B. Bastian	13	$21.2 billion	—	—	11		$2.3 billion
Mark J. Laskin	13	$21.2 billion	—	—	11		$2.3 billion
Mary Jayne Maly	13	$21.2 billion	—	—	11		$2.3 billion
Sergio Marcheli	13	$21.2 billion	—	—	11		$2.3 billion
James O. Roeder	13	$21.2 billion	—	—	11		$2.3 billion
U.S. Small/Mid Cap Value
Richard Glass	5	$1.3 billion	1	$83.2 million	1,057		$170.4 million
Alexander Yaggy	5	$1.3 billion	1	$83.2 million	1,057		$170.4 million

(1)    Of these other accounts, one account with a total of approximately $302.8 million in assets, had performance-based fees.

(2)    Of these other accounts, two accounts with a total of approximately $701.3 million in assets, had performance-based fees.

(3)    Of these other accounts, four accounts with a total of approximately $1.1 billion in assets, had performance-based fees.

(4)    Of these other accounts, 10 accounts with a total of approximately $485.9 million in assets, had performance-based fees.

(5)    Of these other accounts, five accounts with a total of approximately $196 million in assets, had performance-based fees.

(6)    Of these other accounts, one account with a total of approximately $280.1 million in assets, had performance-based fees.

Securities Ownership of Portfolio Managers (as of December 31, 2008, unless otherwise noted)

Portfolio and Portfolio Managers	Portfolio Holdings
Active International Allocation
Ann D. Thivierge	over $1 million

Portfolio and Portfolio Managers	Portfolio Holdings
Capital Growth
Sam G. Chainani	$10,001-$50,000	*
David S. Cohen	$50,001-$100,000
Dennis P. Lynch	$100,001-$500,000	*
Armistead B. Nash	$1-$10,000	**
Alexander T. Norton	$1-$10,000	*
Jason C. Yeung	$10,001-$50,000
Emerging Markets
Eric Carlson	$100,001-$500,000
James Cheng	$100,001-$500,000
Ana Cristina Piedrahita	$100,001-$500,000
William Scott Piper	$50,001-$100,000
Paul C. Psaila	$100,001-$500,000
Ruchir Sharma	over $1 million
Emerging Markets Debt
Eric Baurmeister	$10,001-$50,000
Federico Kaune	$50,001-$100,000
Abigail McKenna	$100,001-$500,000
Focus Growth
Sam G. Chainani	None
David S. Cohen	None
Dennis P. Lynch	None
Armistead B. Nash	None
Alexander T. Norton	None
Jason C. Yeung	None
Global Franchise
Michael Allison	$100,001-$500,000
Paras Dodhia	$500,001-$1 million*
Hassan Elmasry	over $1 million
John Kelly-Jones	$100,001-$500,000
Jayson Vowles	$100,001-$500,000	**
Global Real Estate
Theodore R. Bigman	None
Angeline Ho	$1-$10,000
Michiel te Paske	$1-$10,000
Sven van Kemenade	None
Global Value Equity
Michael Allison	None
Paras Dodhia	None*
Jayson Vowles	None**
International Equity
Christian Derold	$100,001-$500,000
John S. Goodacre	$500,001-$1 million
William D. Lock	over $1 million*
Walter B. Riddell	over $1 million
Peter J. Wright	over $1 million
International Growth Equity
Brian W. Arcese	$1-$10,000	*
David H. Sugimoto	$10,001-$50,000	*
Johannes B. van den Berg	$50,001-$100,000	*
International Real Estate
Theodore R. Bigman	$100,001-$500,000
Angeline Ho	None
Michiel te Paske	$1-$10,000
Sven van Kemenade	None

Portfolio and Portfolio Managers	Portfolio Holdings
International Small Cap
Jean Beaubois	$1-$10,000
Alistair Corden-Lloyd	$10,001-$50,000
Nathalie Degans	$100,001-$500,000
Margaret Naylor	$100,001-$500,000
Arthur Pollock	$50,001-$100,000
Alexander Vislykh	None
Large Cap Relative Value
Thomas B. Bastian	$500,001-$1 million
Mark J. Laskin	$10,001-$50,000
Mary Jayne Maly	None*
Sergio Marcheli	$10,001-$50,000	*
James O. Roeder	$100,001-$500,000	*
Small Company Growth
Sam G. Chainani	$50,001-$100,000
David S. Cohen	$100,001-$500,000	*
Dennis P. Lynch	$500,001-$1 million
Armistead B. Nash	$1-$10,000
Alexander T. Norton	$10,001-$50,000
Jason C. Yeung	$10,001-$50,000
U.S. Real Estate
Theodore R. Bigman	$500,001-$1 million
Angeline Ho	None
Michiel te Paske	$1-$10,000
Sven van Kemenade	$1-$10,000
U.S. Small/Mid Cap Value
Richard Glass	$100,001-$500,000
Alexander Yaggy	$10,001-$50,000	*

  *  The portfolio manager has made investments in one or more registered investment companies managed by the same portfolio management team pursuant to a similar strategy.

  **  Not included in the table above, the portfolio manager has made investments in one or more other pooled investment vehicles (i.e., funds not formed or registered in the United States).

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's independent registered public accounting firm and audits the annual financial statements of each Portfolio.

Fund Counsel

Clifford Chance US LLP, located at 31 West 52nd Street, New York, New York 10019, acts as the Fund's legal counsel.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

Morgan Stanley Distribution, Inc., an indirect wholly owned subsidiary of Morgan Stanley, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement. In addition, to promote the sale of Fund shares, the Fund has adopted a Shareholder Services Plan with respect to the Class P shares of each Portfolio, a Shareholder Services Plan with respect to the Class H shares of the Emerging Markets Debt Portfolio and Global Real Estate Portfolio and a Distribution and Shareholder Services Plan with respect to Class L shares of the Emerging Markets Debt Portfolio and Global Real Estate Portfolio under Rule 12b-1 of the 1940 Act (each, a "Plan"). Under the Plans, each Portfolio pays the Distributor a shareholder services fee of up to 0.25% of the Class P shares' average daily net assets on an annualized basis, and each of the Emerging Markets Debt Portfolio and Global Real Estate Portfolio pays the Distributor a shareholder services fee of up to 0.25% of each of the Class H shares' and Class L shares' average daily net assets on an annualized basis and a distribution fee of 0.50% of the Class L shares' average daily net assets on an annualized basis. Morgan Stanley Distribution, Inc. may retain any portion of the fees it does not expend in meeting its obligations to the Fund. The Distributor may compensate financial intermediaries, plan fiduciaries and administrators, which may or may not be affiliated with Morgan Stanley, for providing distribution-related or shareholder support services, including account maintenance services, to shareholders (including, where applicable, underlying beneficial owners) of the Fund. The Distributor and the Adviser also may compensate third parties out of their own assets.

The Plans for the Class P, Class H and Class L shares were approved by the Fund's Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto.

The following table describes the shareholder servicing fees paid by each Portfolio with respect to its Class P, Class H and Class L shares pursuant to the Plans and the distribution-related expenses for each Portfolio with respect to its Class P, Class H and Class L shares for the fiscal year ended December 31, 2008. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by the Adviser or the Distributor out of its own resources.

Portfolio	Total Shareholder Servicing Fees Paid by Portfolio	Shareholder Servicing Expenses	Shareholder Servicing Fees Retained by Morgan Stanley & Co. (Expenditures in Excess of Shareholder Servicing Fees)
Class P
Active International Allocation	$11,680	$11,599	$81
Capital Growth	308,567	305,497	3,069
Emerging Markets	312,986	307,195	5,791
Emerging Markets Debt	4,345	3,544	801
Focus Growth	5,021	3,659	1,362
Global Franchise	11,451	11,146	305
Global Real Estate	50,819	48,591	2,228
Global Value Equity	42,560	40,812	1,748
International Equity	2,184,942	2,138,934	46,009
International Growth Equity	893	409	485
International Real Estate	144,582	139,755	4,827
International Small Cap	8	5	3
Large Cap Relative Value	103,186	102,17	1,007
Small Company Growth	1,316,664	1,297,979	18,685
U.S. Real Estate	363,184	350,126	13,058
U.S. Small/Mid Cap Value	198	—	198
	$4,861,086	$4,659,251	$99,657
Class H
Emerging Markets Debt	7,973	7,767	207
Global Real Estate	1,061	830	231
	$9,034	$8,597	$438
Class L
Emerging Markets Debt	1,127	1,109	18
Global Real Estate	884	873	11
	$2,011	$1,982	$29
Total	$4,873,438	$4,669,830	$101,430

Revenue Sharing

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser or the Distributor ("Affiliated Entities"), certain insurance companies and/or other unaffiliated financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and/or retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of the Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the

Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Affiliated Entities, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

  (1)  on Class I shares of certain Portfolios held directly in an Affiliated Entity's traditional brokerage accounts, an ongoing annual fee in an amount (i) up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares or (ii) up to 0.25% of the total average monthly net asset value of such shares;

  (2)  on Class P, Class H and Class L shares held directly in an Affiliated Entity's traditional brokerage accounts or held in non-Affiliated Entity accounts where the Affiliated Entity is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares; and

  (3)  On Class I, Class P, Class H and Class L shares held in taxable accounts through any fee-based advisory program offered by an Affiliated Entity, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure for each Intermediary, are currently equal to an ongoing annual fee in an amount up to 0.10% of the total average daily net asset value of Class I, Class P, Class H and Class L shares held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entity or other Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or other Intermediary as to its compensation.

BROKERAGE PRACTICES

Portfolio Transactions

Morgan Stanley Investment Management Inc., as each Portfolio's investment adviser, is responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. The Adviser and/or Sub-Advisers are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities may be traded as agency transactions through broker dealers or traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

The Adviser and/or Sub-Advisers serve as investment adviser to a number of clients, including other investment companies. The Adviser and/or Sub-Advisers attempt to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, the Adviser and/or Sub-Advisers consider various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

The Adviser and/or Sub-Advisers select the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. The Adviser and/or Sub-Advisers effect transactions with those broker-dealers that they believe provide prompt execution of orders in an effective manner at the most favorable prices. The Adviser and/or Sub-Advisers may place portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Adviser and/or the Sub-Advisers. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). When a particular item (such as proxy services) has both research and non-research related uses, the Adviser will make a reasonable allocation of the cost of the item between research and non-research uses and may pay for the portion of the cost allocated to research uses with commissions. In certain instances, the Adviser and/or Sub-Advisers may instruct certain brokers to pay for research provided by executing brokers or third-party research providers, which are selected independently by the Adviser and/or Sub-Advisers. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and/or Sub-Advisers rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. The Adviser and/or Sub-Advisers are unable to ascertain the exact dollar value of these services due to the subjective and imprecise nature of their determinations. The information and services received by the Adviser and/or Sub-Advisers from brokers and dealers may be utilized by the Adviser and/or Sub-Advisers and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. To the extent that the Adviser and/or Sub-Advisers receive these services from brokers and dealers, they will not have to pay for these services themselves.

Affiliated Brokers

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser to effect Portfolio brokerage transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Fund's Board of Directors. In order to use such affiliates, the commission rates and other remuneration paid to the affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the Fund's Adviser.

During the fiscal years ended December 31, 2006, 2007 and 2008, the Fund did not effect any principal transactions with Morgan Stanley & Co.

Brokerage Commissions Paid

During the fiscal years ended December 31, 2006, 2007 and 2008, the Fund paid brokerage commissions of approximately $25,692,090, $30,373,848 and $25,000,314, respectively. During the fiscal years ended December 31, 2006, 2007 and 2008, the Fund paid in the aggregate $45,191, $189,115 and $275,203, respectively, in brokerage commissions to Morgan Stanley & Co. Incorporated (the Fund's distributor until April 28, 2005). During the fiscal year ended December 31, 2008, the brokerage commissions paid to Morgan Stanley & Co. Incorporated represented approximately 1.10% of the total brokerage commissions paid by the Fund during the year 2008 and were paid on account of transactions having an aggregate dollar value equal to approximately 1.39% of the aggregate dollar value of all portfolio transactions of the Fund during the year 2008 for which commissions were paid.

For the fiscal year ended December 31, 2008, each Portfolio of the Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers as follows:

	Brokerage Commissions Paid During Fiscal Year Ended December 31, 2008
		Commissions Paid to Morgan Stanley & Co. Incorporated
Portfolio	Total Commissions Paid	Total Commissions	Percent of Total Commissions	Percent of Total Brokered Transactions
Active International Allocation	$408,695	$—	—%	—%
Capital Growth	$979,057	$5,840	0.60%	0.40%
Emerging Markets	$10,763,950	$68,379	0.64%	0.60%
Emerging Markets Debt	$—	$—	—%	—%
Focus Growth	$9,175	$—	—%	—%
Global Franchise	$72,835	$137	0.19%	0.21%
Global Real Estate	$1,600,508	$91,053	5.69%	5.81%
Global Value Equity	$114,406	$1,756	1.53%	1.66%
International Equity	$5,798,214	$—	—%	—%
International Growth Equity	$107,479	$—	—%	—%
International Real Estate	$1,777,676	$77,060	4.33%	3.03%
International Small Cap	$993,724	$—	—%	—%
Large Cap Relative Value	$250,079	$1,942	0.78%	0.53%
Small Company Growth	$1,020,325	$1,921	0.19%	0.11%
U.S. Real Estate	$1,036,892	$24,325	2.35%	2.28%
U.S. Small/Mid Cap Value	$40,939	$2,757	6.73%	6.13%

For the fiscal years ended December 31, 2007 and 2006, each Portfolio of the Fund paid brokerage commissions, including brokerage commissions paid to affiliated broker-dealers as follows:

	Brokerage Commission Paid During Fiscal Years Ended December 31, 2007 and 2006
	Fiscal Year Ended December 31, 2007		Fiscal Year Ended December 31, 2006
Portfolio	Total	Morgan Stanley & Co. Incorporated	Total	Morgan Stanley & Co. Incorporated
Active International Allocation	$410,887	$0	$289,626	$0
Capital Growth	$1,041,511	$48,381	$974,414	$4,705
Emerging Markets	$12,211,878	$39,417	$6,782,234	$0
Emerging Markets Debt	$3	$0	$2,797	$35,609
Focus Growth	$11,831	$956	$60,519	$0
Global Franchise	$55,327	$0	$55,194	$1,845
Global Real Estate	$1,020,306	$11,074	$139,753	$0
Global Value Equity	$67,375	$734	$77,961	$0
International Equity	$6,295,931	$0	$8,543,908	$0
International Growth Equity	$11,355	$0	$4,197	$0
International Real Estate	$3,061,289	$5,301	$1,301,644	$0
International Small Cap	$2,311,725	$0	$2,029,306	$0
Large Cap Relative Value	$143,886	$2,231	$124,522	$0
Small Company Growth	$2,207,649	$20,019	$3,958,952	$3,031
U.S. Real Estate	$1,361,705	$60,266	$1,216,110	$0
U.S. Small/Mid Cap Value	$14,196	$50	*	*

  *  Not operational for the period.

Directed Brokerage. During the fiscal year ended December 31, 2008, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

Portfolio	Brokerage Commissions Directed in Connection with Research Services Provided for Fiscal Year Ended December 31, 2008	Aggregate Dollar Amount of Transactions for Which Such Commissions were Paid for Fiscal Year Ended December 31, 2008
Active International Allocation	$—	$—
Capital Growth	$—	$—
Emerging Markets	$401,830	$172,274,160
Emerging Markets Debt	$—	$—
Focus Growth	$—	$—
Global Franchise	$—	$—
Global Real Estate	$170,917	$70,916,216
Global Value Equity	$—	$—
International Equity	$—	$—
International Growth Equity	$2,193	$1,057,086
International Real Estate	$124,561	$50,920,474
International Small Cap	$—	$—
Large Cap Relative Value	$—	$—
Small Company Growth	$—	$—
U.S. Real Estate	$—	$—
U.S. Small/Mid Cap Value	$242	$105,488

Regular Broker-Dealers

The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2008, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

Portfolio	Regular Broker-Dealer	Value of Portfolio Holding as of December 31, 2008
Active International Allocation	Banco Santander	$2,322,000
	Credit Suisse Group	2,130,000
	UBS AG	1,014,000
	Deutsche Bank AG	582,000
Emerging Markets Debt	J.P. Morgan Chase & Co.	966,000
	UBS AG	545,000
International Equity	UBS AG	12,047,000
International Growth Equity	Banco Santander	551,000
Large Cap Relative Value	J.P. Morgan Chase & Co.	8,974,000

Portfolio Turnover

The Portfolios generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under "Taxes," to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

GENERAL INFORMATION

Fund History

The Fund was incorporated pursuant to the laws of the State of Maryland on June 16, 1988 under the name Morgan Stanley Institutional Fund, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act, as amended, and commenced operations on November 15, 1988. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Institutional Fund, Inc. Effective May 1, 2001, the Fund changed its name to Morgan Stanley Institutional Fund, Inc. No Portfolio is subject to the liabilities of any other Portfolio.

Description of Shares and Voting Rights

The Fund's Amended and Restated Articles of Incorporation permit the Directors to issue 21.5 billion shares of common stock, par value $.001 per share ($.003 with respect to the Emerging Markets Debt Portfolio—Class I, Class P, Class H and Class L shares), from an unlimited number of classes or series of shares. The shares of each Portfolio of the Fund, when issued, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. Portfolio shares have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Shareholders are entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Fund. No Portfolio is subject to the liabilities of any other Portfolio.

Dividends and Capital Gains Distributions

The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see "Taxes"). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the applicable Prospectus.

As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the shareholder notifies the Fund by telephone or in writing that either the Income Option (income dividends in cash and capital gain distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund, Portfolios and their shareholders. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund, Portfolios or shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Regulated Investment Company Qualification

Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. In order to so qualify, each Portfolio must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock, securities or currencies, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% gross income requirement described above, foreign currency gains will generally be treated as qualifying income under current federal income tax law. However, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a RIC's business of investing in stock or securities (or options or futures with respect to stocks or securities). While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Portfolio's foreign currency gains as non-qualifying income.

For purposes of the 90% test described above, dividends received by a Portfolio will be treated as qualifying income to the extent they are attributable to the issuer's current and accumulated earnings and profits. Distributions in excess of the distributing issuer's current and accumulated earnings and profits will first reduce the Portfolio's basis in the stock as a return of capital and will not qualify as gross income. Distributions in excess of the Portfolio's basis in the stock will qualify for the 90% test discussed above as the distribution will be treated as gain from the sale of stock. This gain will be long-term capital gain if the Portfolio held the stock for more than a year.

For purposes of the diversification requirement described above, the Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, the Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter other than its first quarter following its election to be taxed as a RIC.

Net income derived from an interest in a "qualified publicly traded partnership," as defined in the Code, will be treated as qualifying income for purposes of the income requirement in clause (i) above. In addition, for the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a RIC's total assets may be invested in the securities of one or more qualified publicly traded partnerships. The separate treatment for publicly traded partnerships under the passive loss rules of the Code applies to a RIC holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its investment company taxable income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its investment company taxable income or capital gains that it distributes to shareholders.

If a Portfolio fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the dividends-received deduction for corporate shareholders.

General Tax Treatment of Qualifying RICs and Shareholders

Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to shareholders. Dividends from a Portfolio's net investment income generally are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Certain income distributions paid by each Portfolio to individual shareholders are taxed at rates equal to those applicable to net long-term capital gains (currently 15%). This tax treatment applies only if certain holding period requirements are satisfied by the shareholder and the dividends are attributable to qualified dividends received by the Portfolio itself. For this purpose, "qualified dividends" means dividends received by a Portfolio from certain U.S. corporations and qualifying foreign corporations, provided that the Portfolio satisfies certain holding period and other requirements in respect of the stock of such corporations. Distributions received from REITs are generally comprised of ordinary income dividends and capital gains dividends, which are generally passed along to shareholders retaining the same character and are subject to tax accordingly, as described above. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by a Portfolio from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Thereafter, each Portfolio's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

A dividend paid by a Portfolio to a shareholder will not be treated as qualified dividend income of the shareholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

You should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Dividends paid to you out of each Portfolio's investment company taxable income that are not attributable to qualified dividends generally will be taxable to you as ordinary income (currently at a maximum federal income tax rate of 35%, except as noted above) to the extent of each Portfolio's earnings and profits. Distributions to you of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares.

Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Portfolio's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%.

Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. Distributions of net capital gains are taxable to shareholders as a long-term capital gain regardless of how long shareholders have held their shares. Each Portfolio will send reports annually to shareholders regarding the federal income tax status of all distributions made for the preceding year. To the extent such amounts include distributions received from a REIT, they may be based on estimates and be subject to change as REITs do not always have the information available by the time these reports are due and can recharacterize certain amounts after the end of the tax year. As a result, the final character and amount of distributions may differ from that initially reported. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, and will increase their tax basis in Portfolio shares by the difference between the amount of the includable gains and the tax deemed paid by the shareholder in respect of such shares. The shareholder will be able to claim their share of the tax paid by the Portfolio as a refundable credit.

Shareholders generally are taxed on any ordinary dividend or capital gain distributions from a Portfolio in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December, to shareholders of record of such month and paid in January, then such amounts will be treated for tax purposes as received by the shareholders on December 31.

After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends received deduction for corporations.

Gains or losses on the sale of securities by a Portfolio held as a capital asset will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules described below may change the normal treatment of gains and losses recognized by a Portfolio when it makes certain types of investments. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Portfolio.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held six months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. The ability to deduct capital losses may otherwise be limited under the Code.

Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses, including any available capital loss carryforwards) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income, prior to the end of each calendar year to avoid liability for federal excise tax, but can give no assurances that all such liability will be eliminated.

The Fund may be required to withhold and remit to the U.S. Treasury an amount equal (as of the date hereof) to 28% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual's social security number or non-individual's employer identification number) on the Account Registration Form; (ii) who is subject to backup withholding as notified by the Internal Revenue Service ("IRS"); or (iii) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld would be sent to the IRS as an advance payment of taxes due on a shareholder's income for such year.

The Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, the Fund and consequently its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Special Rules for Certain Foreign Currency and Derivatives Transactions

In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain.

A Portfolio's investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Portfolio's treatment of certain other options, futures and forward contracts entered into by a Portfolio is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include listed options on debt securities, options on broad-based stock indexes, options on securities indexes, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When a Portfolio holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

A Section 1256 position held by a Portfolio will generally be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund's fiscal year, and all gain or loss associated with fiscal year transactions and mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 positions may require a Portfolio to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Portfolio.

Special Tax Considerations Relating to Foreign Investments

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate share of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Active International Allocation, Emerging Markets Debt, Emerging Markets, Global Franchise, Global Real Estate, Global Value Equity, International Equity, International Real Estate and International Small Cap Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, considering that each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.

Investments in a foreign corporation that are considered to be a passive foreign investment company for federal income tax purposes may cause a Portfolio to accrue certain amounts as taxable income in advance of the receipt of cash.

Taxes and Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership ("Foreign Shareholder") depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of investment company taxable income will generally be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Portfolio, distributions of net long-term capital gains and amounts retained by the Fund that are designated as undistributed capital gains.

For distributions with respect to taxable years of regulated investment companies beginning before January 1, 2010, the Fund is not required to withhold any amounts with respect to distributions to Foreign Shareholders that are properly designated by the Fund as "interest-related dividends" or "short-term capital gains dividends," provided that the income is not subject to federal income tax if earned directly by the Foreign Shareholder. However, the Fund generally intends to withhold these amounts regardless of the fact that it was not required to do so. Any amounts withheld from payments made to a Foreign Shareholder are eligible to be refunded or credited against the shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS. Foreign Shareholders that own, either directly or indirectly, more than 5% of a class of Fund shares, are urged to consult their own tax advisors concerning special tax rules that may apply to their investment in Fund shares.

If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations. In addition, Foreign Shareholders that are corporations may be subject to a branch profit tax.

A Portfolio may be required to withhold federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with IRS certification requirements.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

State and Local Tax Considerations

Rules of state and local taxation of dividend and capital gains from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules regarding an investment in the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2009, the following persons or entities own, of record or beneficially, more than 5% of the shares of any Class of the following Portfolios' outstanding shares.

Class I

Portfolio	Name and Address	% of Class
Active International Allocation Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	76.42%

	Wallace Global Fund 1990 M St. Suite 250 Washington, DC 20036	5.49%

Capital Growth Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	47.42%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	35.85%

Emerging Markets Portfolio	The Bank of New York Trustee for New York State Deferred Compensation Plan 1 Wall St., 12th Floor New York, NY 10286	16.74%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	11.89%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	11.55%

	The Vanguard Fiduciary Trust Co. P.O. Box 2600 VM613 Outside Funds Valley Forge, PA 19482	11.03%

	Northern Trust Co. P.O. Box 92994 Chicago, Il 60675	5.74%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.10%

Emerging Markets Debt Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	58.07%

Portfolio	Name and Address	% of Class
	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	11.40%

	Morgan Stanley & Co. FBO X-Entity 0111 C 1595 Broadway New York, NY 10036	7.51%

	MS Alternative Opportunity Fund Harborside Financial Center Jersey City, NJ 07311	7.22%

	National Financial Services 200 Liberty St. New York, NY 10281	5.65%

Focus Growth Portfolio	Morgan Stanley & Co. FBO The Fannie Cox Foundation P.O. Box 690 Southborough, MA 01772	20.02%

	Morgan Stanley & Co. FBO Hampshire Orthopedics and Sports Medicine Money Purchase 6 Hatfield St. North Hampton, MA 01060	10.33%

	Victor E. Schwartz C/O Shook, Hardy & Bacon LLP 600 14th St. NW, Suite 800 Washington, DC 20005	8.91%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	7.06%

	Morgan Stanley & Co. FBO Peter C Madeja 825 Mount Moro Rd. Villanova, PA 19085	6.93%

	Morgan Stanley & Co. FBO Michael E Hora Revocable Trust 2970 North Lake Shore Dr. Chicago, Il 60657	6.81%

	National Financial Services 200 Liberty St. New York, NY 10281	6.73%

	Morgan Stanley & Co. FBO David Steven Lederman 424 West End Ave. 22-K New York, NY 10024	5.60%

Portfolio	Name and Address	% of Class
	Morgan Stanley & Co. FBO Leigh Ann Abraham-Weinbren 4417 West Culbreath Ave. Tampa, Fl 33609	5.03%

Global Franchise Portfolio	L-3 Communications Canada 649 North Service Rd. West Burlington, Ontario Canada, 231 L7P5B9	56.57%

	Kruger Inc. Master trust 200 Bay St. 21st Floor Toronto, Ontario Canada 033 M5J2J5	12.18%

	Northern Trust Co. Custodian for Salk Institute for Biological Studies P.O. Box 92956 Chicago, IL 60675	12.03%

	Bireley's Orange Japan SA P.O. Box 1134 Panama, Republic of Panama	8.93%

Global Real Estate Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	25.45%

	State St. Bank & Trust Co. FBO Lockheed Martin Corp. Savings Plans 105 Rosemont Ave. Westwood, MA 02090	11.73%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	6.77%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.57%

Global Value Equity Portfolio	AIG Life of Bermuda, Ltd. Segregated Account Bermuda Alta Advisors Investment Subaccount P.O. Box HM152 American International Building Hamilton, Bermuda	92.08%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	22.15%

Portfolio	Name and Address	% of Class
	AIG Life of Bermuda, Ltd. Segregated Account Bermuda Alta Advisors Investment Subaccount P.O. Box HM152 American International Building Hamilton, Bermuda	11.24%

	AIG Life of Bermuda, Ltd. Segregated Account Bermuda Alta Advisors Investment Subaccount P.O. Box HM152 American International Building Hamilton, Bermuda	8.97%

	Joelson Foundation 194 Whitehall Blvd. Garden City, NY 11530	6.51%

International Equity Portfolio	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	11.51%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	9.01%

	National Financial Services 200 Liberty St. New York, NY 10281	8.18%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	8.00%

International Growth Equity Portfolio	State St. Bank and Trust Co. Trustee for GMAC LLC Retirement Savings Plan 105 Rosemont Ave. Westwood, MA 02090	45.43%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	24.81%

	Modern Woodmen of America 1701 1st Ave. Rock Island, IL 61201	18.85%

	The Andrew W Mellon foundation 140 East 62 St. New York, NY 10065	9.67%

International Real Estate Portfolio	Patterson & Co. FBO Mutual Funds 1525 West W.T. Harris Blvd. Charlotte, NC 28288	38.86%

Portfolio	Name and Address	% of Class
	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	12.10%

	Anthem Health Plus of Kentucky, Inc. 120 Monument Circle Indianapolis, IN 46204	9.91%

	National Financial Services 200 Liberty St. New York, NY 10281	9.41%

	The Anne E Casey Foundation 701 Saint Paul St. Baltimore, MD 21202	5.69%

International Small Cap Portfolio	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	25.95%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	14.21%

	National Financial Services 200 Liberty St. New York, NY 10281	8.72%

	Factory Mutual Insurance Co. P.O. Box 9198 225 Wyman St. Waltham, MA 02451	8.15%

	Novant Health, Inc. 2085 Frontis Plaza Blvd. Winston Salem, NC 27103	7.15%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.49%

Large Cap Relative Value Portfolio	JPMorgan Chase & Co. FBO Cisco Systems, Inc. 401k Plan 9300 Ward Pkwy. Kansas City, MO 64114	56.75%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	26.83%

	Morgan Stanley Asset Management for the Account of Hubbell, Inc. 1221 Ave. of the Americas New York, NY 10020	5.49%

Portfolio	Name and Address	% of Class
Small Company Growth Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	51.75%

	TRowe Price Trust Co. FBO Retirement Plan Clients P.O. Box 17215 Baltimore, MD 21297	10.94%

	JPMorgan Chase & Co. FBO Best Buy Savings Plan 9300 Ward Parkway Kansas City, MO 64114	5.25%

U.S. Real Estate Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	15.74%

	Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104	14.62%

	National Financial Services 200 Liberty St. New York, NY 10281	13.13%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	10.61%

	LPL P.O. Box 509406 San Diego, CA 92150	6.49%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.15%

U.S. Small/Mid Cap Value Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	70.78%

	Mercer Trust Co. FBO Cenveo 401k Retirement Plan 1 Investors Way Norwood, MA 02062	22.14%

	DCGT FBO Trade Desk 711 High St. Des Moines, IA 50392	5.78%

Class P

Portfolio	Name and Address	% of Class
Active International Allocation Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	70.31%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	17.32%

Capital Growth Portfolio	State of Florida Employees Deferred Compensation Plan P.O. Box 182029 Columbus, OH 43218	53.36%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	24.57%

	National Financial Services 200 Liberty St. New York, NY 10281	5.17%

Emerging Markets Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	87.29%

Emerging Markets Debt Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	58.32%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	26.37%

	Brenton D. Anderson P.O. Box 56 Etna, NH 03750	8.69%

	FFP Investments, Ltd. 1920 Nacogdoches, Suite 101 San Antonio, TX 78209	5.34%

Focus Growth Portfolio	Norwest Bank Colorado NA FBO Bayonne Hospital 403B Tax Sheltered Plan 8515 E Orchard Rd. Englewood, Co 80111	23.82%

	Morgan Stanley & Co. FBO Stephanie T Schley 320 East 72nd St. New York, NY 10021	18.57%

Portfolio	Name and Address	% of Class
	Morgan Stanley & Co. FBO Bruce R. York 8210 SE 33rd Place Mercer Island, WA 98040	11.00%

	Brian T. Marshall 87 Monroe St. Pelham, NY 10803	8.22%

	Hermine Hilton 26666 Seagull Dr. Malibu, CA 90265	9.62%

	Morgan Stanley & Co. FBO Betty Rollin Edwards 67 Park Ave. New York, NY 10016	7.53%

	Morgan Stanley & Co. FBO Stacey Elizabeth Nicholas 15 Enterprise Suite 550 Aliso Viejo, CA 92656	5.92%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	5.41%

Global Franchise Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	21.48%

	Morgan Stanley & Co. FBO Stephan J. Lurito 15 Stony Wylde Lane Greenwich, CT 06830	11.79%

	Morgan Stanley & Co. FBO Henry Gross 444 Madison Ave. 11 Floor New York, NY 10022	10.75%

	Morgan Stanley & Co. FBO Theodore P. Desloge Jr. 39 Picardy Lane St. Louis, MO 63124	9.75%

	Morgan Stanley & Co. FBO Theodore Petroulas 722 Broadway No. 9 New York, NY 10022	7.25%

	Morgan Stanley & Co. FBO John P Gandolfo 36 Country Ln. Basking Ridge, NJ 07920	5.64%

Portfolio	Name and Address	% of Class
	Morgan Stanley & Co. FBO Barry Sharer 10 North Presidential Dr. Bala Cynwyd, PA 19004	5.19%

Global Real Estate Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	66.84%

	DCGT FBO Trade Desk 711 High St. Des Moines, IA 50392	18.46%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	7.86%

Global Value Equity Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	92.08%

International Equity Portfolio	National Financial Services 200 Liberty St. New York, NY 10281	77.78%

	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	7.35%

	State St. Bank & Trust Co. Trustee for The Sodexho 401K Retirement Savings & Trust 105 Rosemont Ave. Westwood, MA 02090	6.19%

International Growth Equity Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	39.05%

	Morgan Stanley & Co. FBO John D. O'Brien P.O. Box 2764 Edwards, CO 81632	38.62%

	Kalson & Associates, Inc. 401k Plan P.O. Box 1300 Newtown, PA 18940	22.32%

International Real Estate Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	65.28%

Portfolio	Name and Address	% of Class
	National Financial Services 200 Liberty St. New York, NY 10281	17.41%

Large Cap Relative Value Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	97.87%

Small Company Growth Portfolio	Fidelity Investments Institutional Operations Co. 100 Magellan Way, KW1C Covington, KY 41015	35.51%

	MG Trust Co. 700 17th St. Suite 300 Denver, CO 80202	5.99%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	5.55%

	National Financial Services 200 Liberty St. New York, NY 10281	5.36%

	Merrill Lynch Pierce Fenner & Smith 4800 Deerlake Dr. East Jacksonville, FL 32246	5.32%

	Mac & Co. P.O. Box 3198 Pittsburgh, PA 15230	5.08%

U.S. Real Estate Portfolio	Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. East Jacksonville, FL 32246	48.18%

	The Union Central Life Insurance Co. 1876 Waycross Rd. Cincinnati, OH 45240	24.37%

	TRowe Price Trust Co. FBO Retirement Plan Clients P.O. Box 17215 Baltimore, MD 21297	6.85%

	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	5.10%

U.S. Small/Mid Cap Value Portfolio	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	100.00%

Class H

Portfolio	Name and Address	% of Class
Emerging Markets Debt Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	95.56%

Global Real Estate Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	55.38%

	Morgan Stanley Investment Management FBO Helen Jaffe 30 Dunnigan Dr. Suffern, NY 10901	28.69%

	Morgan Stanley Investment Management One Tower Bridge 100 Front St. West Conshohocken, PA 19428	15.93%

Class L

Emerging Markets Debt Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	98.72%

Global Real Estate Portfolio	Morgan Stanley & Co. Harborside Financial Center Plaza II, 3rd Floor Jersey City, NJ 07311	98.03%

The persons listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. As a result, those persons would have the ability to vote a majority of the shares of the respective Portfolio on any matter requiring the approval of shareholders of such Portfolio.

PERFORMANCE INFORMATION

The average annual compounded rates of return (unless otherwise noted) for the Portfolios for the 1-, 5- and 10-year periods ended December 31, 2008 and for the period from inception through December 31, 2008 are as follows:

Name of Portfolio	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class I	01/17/92	-39.25%	3.13%	1.94%	5.28%
Class P	01/02/96	-39.41%	2.86%	1.63%	4.07%
Capital Growth Class I	04/02/91	-50.47%	-4.70%	-2.78%	6.22%
Class P	01/02/96	-50.57%	-4.94%	-3.02%	3.11%
Emerging Markets Class I	09/25/92	-56.39%	7.30%	9.40%	7.09%
Class P	01/02/96	-56.50%	7.03%	9.12%	5.27%
Emerging Markets Debt Class I	02/01/94	-10.07%	5.26%	11.48%	9.27%
Class P	01/02/96	-10.34%	4.98%	11.17%	9.54%

Name of Portfolio	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Focus Growth Class I	03/08/95	-52.19%	-5.17%	-2.40%	6.54%
Class P	01/02/96	-52.27%	-5.40%	-2.63%	3.87%
Global Franchise Class I	11/28/01	-28.88%	3.83%	N/A	8.20%
Class P	11/28/01	-29.00%	3.57%	N/A	7.91%
Global Real Estate Class I	08/30/06	-45.00%	N/A	N/A	-19.99%
Class P	08/30/06	-45.15%	N/A	N/A	-20.22%
Global Value Equity Class I	07/15/92	-41.82%	-1.88%	0.34%	7.36%
Class P	01/02/96	-41.98%	-2.14%	0.08%	4.32%
International Equity Class I	08/04/89	-33.12%	2.82%	5.38%	8.93%
Class P	01/02/96	-33.21%	2.58%	5.14%	7.72%
International Growth Equity Class I	12/27/05	-48.70%	N/A	N/A	-9.08%
Class P	12/27/05	-48.82%	N/A	N/A	-9.30%
International Real Estate Class I	10/01/97	-49.95%	1.86%	7.23%	6.39%
Class P	10/01/97	-50.05%	1.63%	6.96%	6.13%
International Small Cap Class I	12/15/92	-38.33%	1.51%	7.03%	8.65%
Large Cap Relative Value Class I	01/31/90	-32.01%	0.59%	2.87%	8.06%
Class P	01/02/96	-32.21%	0.30%	2.62%	6.04%
Small Company Growth Class I	11/01/89	-41.84%	-1.93%	5.06%	9.01%
Class P	01/02/96	-41.97%	-2.17%	4.81%	6.75%
U.S. Real Estate Class I	02/24/95	-38.07%	2.97%	8.34%	10.94%
Class P	01/02/96	-38.26%	2.72%	8.05%	9.71%
U.S. Small/Mid Cap Value Class I	09/27/07	-38.03%	N/A	N/A	-34.44%
Class P	09/27/07	-38.21%	N/A	N/A	-34.65%

The average annual compounded rates of return (after taxes on distributions) (unless otherwise noted) for the Class I Shares of the Portfolios for the 1-, 5- and 10- year periods ended December 31, 2008 and for the period from inception through December 31, 2008 are as follows:

Name of Portfolio	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class I	01/17/92	-39.97%	2.24%	0.75%	3.61%
Capital Growth Class I	04/02/91	-50.62%	-4.79%	-3.21%	4.49%
Emerging Markets Class I	09/25/92	-57.01%	5.76%	8.56%	6.03%
Emerging Markets Debt Class I	02/01/94	-11.22%	2.98%	8.10%	3.18%
Focus Growth Class I	03/08/95	-52.27%	-5.23%	-3.73%	3.88%

Name of Portfolio	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Global Franchise Class I	11/28/01	-30.81%	2.19%	N/A	6.97%
Global Real Estate Class I	08/30/06	-45.08%	N/A	N/A	-20.81%
Global Value Equity Class I	07/15/92	-43.28%	-3.30%	-1.32%	5.47%
International Equity Class I	08/04/89	-34.87%	0.57%	3.41%	7.11%
International Growth Equity Class I	12/27/05	-49.57%	N/A	N/A	-9.82%
International Real Estate Class I	10/01/97	-50.00%	0.71%	6.22%	5.36%
International Small Cap Class I	12/15/92	-39.75%	-1.05%	4.89%	6.88%
Large Cap Relative Value Class I	01/31/90	-32.58%	-0.09%	1.24%	5.49%
Small Company Growth Class I	11/01/89	-41.84%	-2.72%	3.61%	6.34%
U.S. Real Estate Class I	02/24/95	-39.18%	-0.07%	5.64%	7.79%
U.S. Small/Mid Cap Value Class I	09/27/07	-38.06%	N/A	N/A	-34.47%

The average annual compounded rates of return (after taxes on distributions and redemptions) (unless otherwise noted) for the Class I shares of the Portfolios for the 1-, 5- and 10-year periods ended December 31, 2008 and for the period from inception through December 31, 2008 are as follows:

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
Active International Allocation Class I	01/17/92	-24.35%	2.77%	1.30%	3.83%
Capital Growth Class I	04/02/91	-32.70%	-3.91%	-2.36%	4.56%
Emerging Markets Class I	09/25/92	-35.65%	7.30%	8.91%	6.29%
Emerging Markets Debt Class I	02/01/94	-6.48%	3.23%	7.91%	3.85%
Focus Growth Class I	03/08/95	-33.88%	-4.32%	-2.43%	4.36%
Global Franchise Class I	11/28/01	-17.59%	3.54%	N/A	7.38%
Global Real Estate Class I	08/30/06	-29.13%	N/A	N/A	-16.73%
Global Value Equity Class I	07/15/92	-26.33%	-1.16%	0.16%	5.98%
International Equity Class I	08/04/89	-19.84%	2.67%	4.41%	7.45%
International Growth Equity Class I	12/27/05	-31.16%	N/A	N/A	-7.38%
International Real Estate Class I	10/01/97	-32.36%	1.83%	6.28%	5.45%

Name of Portfolio†	Inception Date	One Year	Average Annual Five Years	Average Annual Ten Years	Average Annual Since Inception
International Small Cap Class I	12/15/92	-23.10%	2.30%	6.31%	7.62%
Large Cap Relative Value Class I	01/31/90	-20.34%	0.68%	1.82%	5.84%
Small Company Growth Class I	11/01/89	-27.20%	-1.38%	3.99%	6.66%
U.S. Real Estate Class I	02/24/95	-23.05%	3.11%	6.92%	8.65%
U.S. Small/Mid Cap Value Class I	09/27/07	-24.70%	N/A	N/A	-29.01%

†    Class H of the Emerging Markets Debt Portfolio and Global Real Estate Portfolio commenced operations on January 2, 2008. Class L of these Portfolios commenced operations on June 16, 2008. Class P of the International Small Cap Portfolio commenced operations on October 21, 2008. Performance information for these Portfolios will be provided once the Portfolio has completed a full calendar year of operations.

Calculation of Yield For Emerging Markets Debt Portfolio

The current yields for the Emerging Markets Debt Portfolio for the 30-day period ended December 31, 2008 were as follows:

Portfolio Name	Class I Shares	Class P Shares
Emerging Markets Debt	8.29%	8.10%

FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal year ended December 31, 2008, including notes thereto, and the report of Ernst & Young LLP, an independent registered public accounting firm, are herein incorporated by reference from the Fund's Annual Report. A copy of the Fund's Annual Report to Shareholders must accompany the delivery of this SAI.

MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services — RiskMetrics Group ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•  Approval of financial statements and auditor reports if delivered with an unqualified auditor's opinion.

•  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.  Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board's nominees for director except as follows:

a.  We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

  i.  At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence,

although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

  ii.  We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.  Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committee.

c.  We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.  We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.  In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.  We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.  We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee's board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.  We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.  Discharge of directors' duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.  Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.  Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.  Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.  Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.  Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.  Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.  Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.  Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.  Proposals to limit directors' liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

C. Statutory Auditor Boards.

The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company's articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate Transactions and Proxy Fights.

We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in Capital Structure.

1.  We generally support the following:

•  Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•  Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•  Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•  Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•  Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•  Management proposals to effect stock splits.

•  Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•  Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.  We generally oppose the following (notwithstanding management support):

•  Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•  Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•  Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•  Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.  Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.  Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.  Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.  Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.  Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.  Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are "bundled" and presented for a single vote.

G. Auditors.

We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.  We generally support the following:

•  Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•  Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

•  Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•  Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.  We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.  Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.  Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.  We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.  We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.  We generally support shareholder proposals for reasonable "claw-back" provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.  Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I. Social, Political and Environmental Issues.

We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds.

Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for the Policy. The Committee, which is appointed by MSIM's Chief Investment Officer of Global Equities ("CIO") or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team ("CGT"). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the "Subcommittee") to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

A potential material conflict of interest could exist in the following situations, among others:

1.  The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.  The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.  Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.  If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.  If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.

3.  If the Research Providers' recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM's General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

[Appendix A and Appendix B of the Proxy Voting Policy intentionally omitted]
Revised February 25, 2009

APPENDIX B

DESCRIPTION OF RATINGS

Description of Commercial Paper and Bond Ratings

I.   Excerpts From Moody's Description of Bond Ratings:

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Bonds which are rated Aaa are judged to be of the best quality. Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics. Ba—Obligations rated Ba are judged to have speculative elements and are subject to high credit risk. B—Obligations rated B are considered speculative and subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk. Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

II.   Excerpts From S&P's Description of Bond Ratings:

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to meet its financial commitment. AA—Bonds rated AA have a very strong capacity to meet its financial commitment and differ from the highest rated obligations only to a small degree. A—Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments on the bond.

BB, B, CCC, CC and C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. C—This rating is assigned to bonds currently highly vulnerable to nonpayment, that have payment arrearages allowed by the terms of the documents or for which a bankruptcy petition has been filed but have not experienced a payment default. It may extend to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer. D—Debt rated D is in default, and payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will be taken upon filing bankruptcy action if payments on the bond are jeopardized, or upon completion of a distressed exchange offer in which some or all of the issues is repurchased or replaced with a total value that is less than par.

III.  Description of Moody's Ratings of State and Municipal Notes: Moody's ratings for state and municipal notes and other short-term obligations are designated as Municipal Investment Grade ("MIG") and are divided into the following levels: MIG-1—superior credit quality, enjoying excellent protection from established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing; MIG-2—strong credit quality with margins of protection that are ample although not so large as in the preceding group; MIG-3—acceptable credit quality, with liquidity and cash-flow protection which may be narrow and market access for re-financing that is likely to be less well-established; SG—denotes speculative-grade credit quality and debt instruments that may lack sufficient margins of protection.

IV.   Description of Moody's Highest Commercial Paper Rating: Prime-1 ("P-1") -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

V.   Excerpt From S&P's Rating of Municipal Note Issues: An S&P municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. Notes are more

B-1

likely to receive note ratings the larger their final maturity is relative to other maturities and the more dependent the issue is on the market for refinancing. Note rating symbols are as follows: SP-l—strong capacity to pay principal and interest, with a designation of SP-1+ indicating a very strong capacity to pay debt service; SP-2—satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes; SP-3—speculative capacity to pay principal and interest.

VI.   Description of S&P's Highest Commercial Paper Ratings: A-l—The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, obligations designated with a plus sign indicate that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

VII. Excerpts from Fitch's Bond Ratings:

AAA: Bonds considered to be investment grade and of the highest credit quality. This rating denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments that is highly unlikely to be adversely affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. This rating denotes expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments that is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. This rating denotes expectations of low credit risk. The capacity for payment of financial conditions is considered strong but may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. This rating indicates that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Bonds are considered speculative. This rating indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met. Bonds rated in this category and below are not investment grade.

B: Bonds are considered highly speculative. This rating indicates that material credit risk is present.

CCC: Bonds are considered a substantial credit risk.

CC: Bonds are considered a very high level of credit risk.

C: Bonds are at exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned 'D' ratings, but are instead rated in the 'B' to 'C' rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) Minus(-) Plus and minus signs are used with a rating symbol to indicate the relative status of a credit within the rating category. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate or public finance obligation ratings below 'B.'

B-2

This page intentionally left blank

MORGAN STANLEY INSTITUTIONAL FUND, INC.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1)	Articles of Amendment and Restatement is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 13, 1995.

(2)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (reclassifying shares) is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(3)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Technology Portfolio) is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on May 24, 1996.

(4)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Equity Plus Portfolio) is incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(5)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding European Real Estate and Asian Real Estate Portfolios) is incorporated herein by reference to Exhibit 1(e) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(6)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class B shares to the Money Market Portfolio) is incorporated herein by reference to Exhibit 1(f) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on February 27, 1998.

(7)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active Country Allocation Portfolio name changed to Active International Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(8)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Active International Portfolio name changed to Active International Allocation Portfolio) is incorporated herein by reference to Exhibit (a)(8) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(9)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Dean Witter Institutional Fund, Inc.) is incorporated herein by reference to Exhibit (a)(9) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on January 27, 1999.

(10)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (Aggressive Equity Portfolio name changed to Focus Equity Portfolio and Emerging Growth Portfolio name changed to Small Company Growth Portfolio) is incorporated herein by reference to Exhibit (a)(10) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(11)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing corporate name to Morgan Stanley Institutional Fund, Inc., Global Equity Portfolio name changed to Global Value Equity Portfolio, European Equity Portfolio named changed to European Value Equity Portfolio and Japanese Equity Portfolio name changed to Japanese Value Equity Portfolio) is incorporated herein by reference to Exhibit (a)(11) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on April 30, 2001.

(12)

Articles of Amendment to the Amended and Restated Articles of Incorporation (Fixed Income Portfolio name changed to Fixed Income III Portfolio, High Yield Portfolio name changed to High Yield II Portfolio and Global Fixed Income Portfolio name changed to Global Fixed Income II Portfolio) dated July 23, 2001 is incorporated herein by reference to Exhibit (a) (12) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(13)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding new Global Franchise Portfolio) is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed on November 26, 2001.

(14)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Large Cap Relative Value Portfolio) is incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on June 6, 2003.

(15)

Certificate of Correction to the Articles Supplementary dated as of March 21, 2005, is incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(16)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(17)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(15) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(18)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the Asian Equity, Asian Real Estate, European Value Equity, Japanese Value Equity, Latin American and Technology Portfolios) are incorporated herein by reference to Exhibit (a)(16) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(19)

Articles of Amendment to the Articles of Amendment and Restatement (Large Cap Relative Value Portfolio name changed to Large Cap Value Portfolio and Value Equity Portfolio name changed to Large Cap Relative Value Portfolio) is incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(20)	Articles of Amendment to the Articles of Amendment and Restatement (European Real Estate Portfolio name changed to International Real Estate

2

Portfolio) is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(21)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(19) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(22)

Certificate of Correction to the Articles Supplementary is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(23)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Value Equity Portfolio to the Large Cap Relative Value Portfolio and the Equity Growth Portfolio to the U.S. Large Cap Growth Portfolio) is incorporated herein by reference to Exhibit (a)(21) to Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A filed on October 7, 2005.

(24)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (a)(22) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(25)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (effecting a reverse stock split of the Emerging Markets Debt Portfolio), is incorporated herein by reference to Exhibit (a) (24) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(26)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), are incorporated herein by reference to Exhibit (a) (25) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(27)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (a) (26) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(28)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Municipal Money Market Portfolio and Money Market Portfolio), is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on July 18, 2007.

(29)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(30)

Certificate of Correction to the Registrant’s Articles of Amendment dated February 6, 2007, is incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(31)

Articles of Restatement, dated February 20, 2007, is incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on April 27, 2007.

(32)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, is incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(33)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding International Growth Active Extension Portfolio), dated April 25, 2007 is incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(34)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding U.S. Small/Mid Cap Value Portfolio), dated September 26, 2007, is incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(35)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class H shares to certain Portfolios), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(36)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement, (redesignating all Portfolios’ Class A and Class B shares as Class I and Class P shares, respectively), dated December 18, 2007, is incorporated herein by reference to Exhibit (a)(36) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(37)

Articles of Amendment to Registrant’s Articles of Amendment and Restatement (changing the name of the Focus Equity Portfolio to the Focus Growth Portfolio and the U.S. Large Cap Growth Portfolio to the Capital Growth Portfolio), dated April 22, 2008, is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(38)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (adding Class L shares to certain Portfolios), is incorporated herein by reference to Exhibit (a)(37) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(39)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Systematic Active Large Cap Core, Systematic Active Small Cap Core, Systematic Active Small Cap Growth and Systematic Active Small Cap Value Portfolios), dated June 27, 2008, are incorporated herein by reference to Exhibit (a)(38) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(40)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolios), dated October 13, 2008, are incorporated herein by reference to Exhibit (a)(39) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(41)

Articles Supplementary to Registrant’s Articles of Amendment and Restatement (with respect to Class P shares of International Small Cap Portfolio), are incorporated herein by reference to Exhibit (a)(40) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(42)	Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Magnum Portfolio) dated April 16, 2009, are filed herewith.

(b)

Amended and Restated By-Laws, dated June 20, 2007, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(c) (1)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class A shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

3

(2)

Specimen Security with respect to Morgan Stanley Institutional Fund, Inc. Class B shares is incorporated herein by reference to Exhibit 1(a) (Amended and Restated Articles of Incorporation), as amended to date to Post-Effective Amendment No. 26 to the Registration Statement filed on October 13, 1995 and is incorporated by reference to Exhibit 2 (Amended and Restated By-Laws), as amended to date to Post-Effective Amendment No. 33 to the Registration Statement filed on February 28, 1997.

(d) (1)

Amended and Restated Investment Advisory Agreement between the Registrant and Morgan Stanley Investment Management Inc., is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed on June 27, 2005.

(2)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(3)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(4)

Supplement to the Amended and Restated Investment Advisory Agreement (with respect to the Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on May 3, 2006.

(5)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), dated February 21, 2007, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(6)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to the International Growth Active Extension Portfolio), is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on July 10, 2007.

(7)

Supplement to Amended and Restated Investment Advisory Agreement (with respect to U.S. Small/Mid Cap Value Portfolio), is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(8)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Advisors Inc. (formerly Morgan Stanley Dean Witter Investment Advisors Inc.) (with respect to the Money Market and Municipal Money Market Portfolios) is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on May 1, 2000.

(9)

Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the Japanese Value Equity Portfolio and International Magnum Portfolio), is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on April 30, 2004.

(10)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio, International Equity Portfolio, International Real Estate Portfolio and International Small Cap Portfolio), is filed herewith.

(11)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio, International Equity Portfolio and International Real Estate Portfolio), is filed herewith.

(e)

Distribution Agreement, between Registrant and Morgan Stanley Distribution, Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N1-A filed on April 29, 2005.

(f)	Not applicable.

4

(g) (1)

Global Custody Agreement between Registrant and J.P. Morgan Chase Bank, N.A., is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(2)	Amendment to Global Custody Agreement, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29, 2007.

(3)

Amendment to Global Custody Agreement, (adding the U.S. Small/Mid Cap Value Portfolio) is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(h) (1)

Amended and Restated Administration Agreement between the Registrant and Morgan Stanley Investment Management Inc., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005.

(2)

Amended and Restated Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Co., dated as of November 1, 2004, is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed on February 11, 2005.

(3)

Amendment to the Amended and Restated Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Co., dated as of March 7, 2007, is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(4)

Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Services Company Inc., dated June 9, 2008, is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on October 17, 2008.

(i) (1)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP is incorporated herein by reference to Exhibit (i)(1) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(2)

Opinion and Consent of Clifford Chance US LLP is incorporated herein by reference to Exhibit (i)(2) to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed on April 29, 2005.

(3)

Opinion and Consent of Clifford Chance US LLP (with respect to the International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(4)

Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the International Growth Equity Portfolio), is incorporated herein by reference to Exhibit (i)(4) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(5)

Opinion and Consent of Clifford Chance US LLP (with respect to the Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), is incorporated herein by reference to Exhibit (i) (5) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(6)

Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the Systematic Active Large Cap Core Portfolio, Systematic Active Small Cap Core Portfolio, Systematic Active Small Cap Value Portfolio and Systematic Active Small Cap Growth Portfolio), is incorporated herein by reference to Exhibit (i) (6) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on April 28, 2006.

(7)

Opinion and Consent of Clifford Chance US LLP (with respect to the Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed on August 1, 2006.

(8)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the Global Real Estate Portfolio), is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed on August 1, 2006.

(9)

Opinion and Consent of Clifford Chance, LLP (with respect to the Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29 2007.

(10)

Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the Disciplined Large Cap Value Active Extension and Systematic Large Cap Core Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A filed on May 29 2007.

(11)

Opinion and Consent of Clifford Chance US LLP (with respect to the International Growth Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A, filed on July 18, 2007.

(12)

Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP (with respect to the International Growth Active Extension Portfolio), is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A, filed on July 18, 2007.

(13)

Opinion and Consent of Clifford Chance US LLP (with respect to U.S. Small/Mid Cap Value Portfolio), is incorporated herein by reference to Exhibit (i)(13) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(14)

Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP (with respect to U.S. Small/Mid Cap Value Portfolio), is incorporated herein by reference to Exhibit (i)(14) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on September 26, 2007.

(15)

Opinion and Consent of Clifford Chance US LLP (with respect to Class H Shares), is incorporated herein by reference to Exhibit (i)(15) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A filed on December 20, 2007.

(16)

Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP (with respect to Class H Shares), is incorporated herein by reference to Exhibit (i)(16) to Post-Effective Amendment No. 73 to the Registration Statement on Form
N-1A filed on December 20, 2007.

(17)

Opinion and Consent of Clifford Chance US LLP (with respect to Class L Shares), is incorporated herein by reference to Exhibit (i)(17) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(18)

Opinion and Ballard Spahr Andrews & Ingersoll, LLP (with respect to Class L Shares), is incorporated herein by reference to Exhibit (i)(18) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on June 3, 2008.

(19)

Opinion and Consent of Clifford Chance US LLP (with respect to Class P shares of International Small Cap Portfolio), is incorporated herein by reference to Exhibit (i)(19) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(20)

Opinion of Ballard Spahr Andrews & Ingersoll, LLP (with respect to Class P shares of International Small Cap Portfolio), is incorporated herein by reference to Exhibit (i)(20) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(21)	Consent of Clifford Chance US LLP, is filed herewith.

(j) (1)	Consent of Independent Registered Public Accounting Firm, is filed herewith.

(k)	Not applicable.

(l)	Purchase Agreement, is incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on August 1, 1995.

5

(m) (1)

Amended and Restated Shareholder Services Plan under Rule 12b-1 for Class P Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(2)

Shareholder Services Plan under Rule 12b-1 for Class H Shares, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A filed on April 28, 2008.

(3)

Distribution and Shareholder Services Plan under Rule 12b-1 for Class L Shares, is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(n)	Not applicable.

(o)	Amended and Restated Multi-Class 18f-3 Plan, is incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed October 17, 2008.

(p) (1)	Code of Ethics for the Fund, is incorporated herein by reference to Exhibit (p) to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A filed on December 20, 2005.

(2)	Code of Ethics for Morgan Stanley Investment Management, dated May 12, 2008, is filed herewith.

(q)	Powers of Attorney of Directors dated February 24, 2009, are filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

ITEM 25. INDEMNIFICATION

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Seven of the Registrant’s Articles of Incorporation which is incorporated by reference herein:

6

Insofar as indemnification for liability may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to paragraph 7 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties hereunder, reckless disregard by the Adviser of its obligations and duties hereunder or a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act), the Adviser shall not be subject to any liability whatsoever to the Registrant, or to any shareholder of the Registrant, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of any Portfolio of the Registrant.

Pursuant to paragraph 6 of the Registrant’s Administration Agreement, the Administrator has no liability for any loss or damage resulting from the performance or nonperformance of its duties unless solely caused by or resulting from the gross negligence or willful misconduct. The Registrant agrees to indemnify and hold the Administrator, and third parties providing services for the benefit of the Registrant through arrangements with the Administrator, harmless from all loss, cost, damage and expense, including reasonable expenses for counsel, incurred by such person resulting from any claim, demand, action or omission by it in the performance of its duties under the Agreement or such arrangements with the Administrator, or as a result of acting upon any instructions reasonably believed by any such person to have been executed by a duly authorized officer of the Registrant or of its investment advisers, provided that this indemnification shall not apply to actions or omissions of the Administrator, its officers, employees or agents in cases of its or their own gross negligence or willful misconduct. Further, the Agreement does not protect the Administrator, its directors, officers and/or employees against liability to the Registrant or its shareholders to which it might otherwise be subject by reason of any fraud, willful misfeasance or gross negligence in the performance of its duties or the reckless disregard of its obligations under the Agreement.

Pursuant to section 5 of the Registrant’s Distribution Agreement, the  Registrant has agreed to indemnify, defend and hold the Distributor, its  officers and directors and any person who controls the Distributor, free and  harmless from and against any and all claims, demands, liabilities and  expenses (including the cost of investigating or defending such claims,  demands or liabilities and any counsel fees incurred in connection therewith)  which the Distributor, its officers, directors or any such controlling  person, arising out of or based upon any untrue statement of a material fact  contained in the Registration Statement or Prospectus or arising out of or  based upon any alleged omission to state a material fact required to be  stated in either thereof or necessary to make the statements in either  thereof not misleading, except insofar as such claims, demands, liabilities  or expenses arise out of or are based upon any such untrue statement or  omission or alleged untrue statement or omission made in reliance upon and in  conformity with information furnished in writing by the Distributor to the  Registrant for use in the Registration Statement or Prospectus, but only in  the event that a court of competent jurisdiction shall determine, or it shall  have been determined by controlling precedent, that such result would not be  against public policy as expressed in the 1933 Act; and except in the case of  the Distributor’s willful misfeasance, bad faith, or gross negligence in the  performance of its duties, or by reason of its reckless disregard of its  obligations under this Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a)           Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

Morgan Stanley Investment Management Inc. provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

See “Fund Management” in the Prospectus regarding the business of the investment adviser.  The following information is given regarding directors and officers of Morgan Stanley Investment Management Inc.  Morgan Stanley Investment Management, Inc. is a wholly-owned subsidiary of Morgan Stanley.

Set forth below is the name and principal business address of each company for which directors or officers of Morgan Stanley Investment Management, Inc. serve as directors, officers or employees:

Morgan Stanley Distributors Inc.
Morgan Stanley Investment Advisors
Morgan Stanley Investment Management Inc.
Morgan Stanley Services Company Inc.
Van Kampen Advisors Inc.
Van Kampen Asset Management
Van Kampen Investments Inc.
522 Fifth Avenue, New York, New York 10036

Morgan Stanley Distribution, Inc.
100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2899

Van Kampen Investor Services Inc.
2800 Post Oak Blvd., Houston, Texas 77056

Morgan Stanley Trust Company
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

7

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH
MORGAN STANLEY INVESTMENT	OTHER SUBSTANTIAL BUSINESS,
MANAGEMENT INC.	PROFESSION OR VOCATION

Randy Takian Managing Director and President

President and Principal Executive Officer of the Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer of Morgan Stanley Services Company Inc.; President of Morgan Stanley Investment Advisors Inc.; Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart Managing Director and Director

President; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director of Van Kampen Advisors Inc. and Van Kampen Asset Management. Director, Managing Director of Van Kampen Asset Management; President of Morgan Stanley Distribution, Inc.

Stefanie V. Chang Yu Managing Director and Secretary	Managing Director and Secretary of various entities affiliated with the Adviser.

Kevin Klingert Managing Director, Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group

Managing Director, Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Advisors Inc. Head of Global Liquidity Portfolio Management and Co–Head of Liquidity Credit Research of Morgan Stanley Investment Management. Managing Director of Morgan Stanley Investment Advisors Inc.

Carsten Otto Managing Director	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.

Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investment Inc., Van Kampen Investor Service Inc. and Van Kampen Advisors Inc.

Jeffrey Gelfand Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Management

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

8

In addition, the Investment Adviser and the Sub-Advisers act as investment adviser or sub-adviser to several other registered investment companies.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)           State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

Morgan Stanley Distribution, Inc. acts as distributor for The Universal  Institutional Funds, Inc., Morgan Stanley Institutional Fund Trust and Morgan  Stanley Institutional Liquidity Funds, each a registered open-end management  investment company.

(b)           Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in answer to Item 27.

The principal address for Morgan Stanley Distribution, Inc. and each director, officer or partner listed below is 100 Front Street, Suite 400, West Conshohocken, PA 19428.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH MORGAN STANLEY DISTRIBUTION, INC.	POSITIONS AND OFFICES WITH THE FUND
Stuart Bohart	President	None
Randy Takian	Director	President and Principal Executive Officer
Jeffrey Gelfand	Director, Chief Financial Officer and Treasurer	None
Stefanie Chang Yu	Secretary	Vice President
Evan Gordon	Vice President and Chief Compliance Officer	None
Gina Gallagher	Chief Anti-Money Laundering Officer	None
Joseph D’Auria	Financial and Operations Principal	None

9

(c)           Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by each principal underwriter who is NOT an affiliated person of the Fund or any affiliated person of an affiliated person:

Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

Morgan Stanley Services Company, Inc., Registrant’s transfer agent and dividend disbursing agent, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311, maintains physical possession of each such account, book or other document of the Fund.

In particular, with respect to the records required by Rule 31a-1(b)(1), Morgan Stanley Services Company, Inc., maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

In addition, Morgan Stanley Investment Management Inc., Registrant’s investment adviser and administrator, 522 Fifth Avenue, New York, New York 10036, maintains possession of the Fund’s corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

10

ITEM 29. MANAGEMENT SERVICES

Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not applicable.

ITEM 30. UNDERTAKINGS

None.

11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 79 under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 79 to the Registration Statement No. 811-05624 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on this 28th day of April, 2009.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By:	/s/ Randy Takian
Randy Takian
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 79 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ Randy Takian		April 28, 2009
Randy Takian

(2) Principal Financial Officer		Treasurer and Chief Financial Officer

By:	/s/ James Garrett		April 28, 2009
James Garrett

(3) Majority of the Directors

INDEPENDENT DIRECTORS
Frank L. Bowman		Michael F. Klein
Michael Bozic		Michael E. Nugent
Kathleen A. Dennis		W. Allen Reed
Dr. Manuel H. Johnson		Fergus Reid
Joseph J. Kearns
April 28, 2009
By:	/s/ Susan Penry-Williams
Susan Penry-Williams
Attorney-in-Fact for the
Independent Directors

INTERESTED DIRECTOR
James F. Higgins

By:	/s/ Stefanie V. Chang Yu		April 28, 2009
Stefanie V. Chang Yu
Attorney-in-Fact for the
Interested Director

EXHIBIT INDEX

(a)(42)	Articles Supplementary to Registrant’s Articles of Amendment and Restatement (liquidating the assets of International Magnum Portfolio), dated April 16, 2009.

(d)(10)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio, International Equity Portfolio, International Real Estate Portfolio and International Small Cap Portfolio).

(d)(11)

Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Emerging Markets Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio, International Equity Portfolio and International Real Estate Portfolio).

(i)(21)	Consent of Clifford Chance US LLP.

(j)(1)	Consent of Independent Registered Public Accounting Firm.

(p)(2)	Code of Ethics for Morgan Stanley Investment Management, dated May 12, 2008.

(q)	Powers of Attorney of Directors dated February 24, 2009.